                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-CSR


                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-4323


                          IXIS Advisor Funds Trust I
--------------------------------------------------------------------------------
              (Exact name of Registrant as specified in charter)


            399 Boylston Street, Boston, Massachusetts       02116
--------------------------------------------------------------------------------
             (Address of principal executive offices)      (Zip code)


                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810


Date of fiscal year end: September 30


Date of reporting period: March 31, 2006

Item 1. Reports to Stockholders.

The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

                       [LOGO]

  Income Funds
  Semiannual Report
  March 31, 2006
[LOGO]


Loomis Sayles Core Plus Bond Fund

Loomis Sayles High Income Fund

Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Massachusetts Tax Free Income Fund

Loomis Sayles Municipal Income Fund

Loomis Sayles Strategic Income Fund

TABLE OF CONTENTS

Management Discussion
and Performance..........Page 1

Portfolio of InvestmentsPage 17

Financial Statements....Page 39

                       LOOMIS SAYLES CORE PLUS BOND FUND

PORTFOLIO PROFILE


Objective:
Seeks a high level of current income consistent with what the fund considers reasonable risk.

--------------------------------------------------------------------------------
Strategy:
Invests primarily in U.S. corporate and U.S. government bonds

--------------------------------------------------------------------------------
Fund Inception:
November 7, 1973

--------------------------------------------------------------------------------
Managers:
Peter W. Palfrey
Richard G. Raczkowski
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

Class A         NEFRX
Class B         NERBX
Class C         NECRX
Class Y         NERYX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. This fund may invest in lower-rated bonds with higher yields and increased risks; securities subject to prepayment risk; and foreign market securities with special risks.

Management Discussion
--------------------------------------------------------------------------------

Corporate earnings continued to grow with the U.S. economy as a whole, improving corporate balance sheets and stimulating demand for high-yield corporate bonds. Bonds with longer maturities tended to outperform short- and intermediate-term issues, which remained under pressure as the Federal Reserve Board continued to raise interest rates in an effort to contain inflation.

For the six months ended March 31, 2006, Loomis Sayles Core Plus Bond Fund's Class A shares returned 0.42% at net asset value, including $0.38 in dividends reinvested during the period. The fund's benchmark, the Lehman Aggregate Bond Index, returned -0.06% for the same period, while Morningstar's Intermediate-Term Bond category averaged a -0.11% return. At the end of March, the fund's 30-day SEC yield was 4.42%.

HIGHER-YIELDING BONDS AND LOWER WEIGHTINGS IN TREASURIES WERE POSITIVE Higher-yielding corporate bonds were the best performers during the period, and the fund's emphasis on this sector helped it outperform its benchmark. As the economic recovery advanced, investors bid up prices on lower-quality bonds, attracted by their income advantage over Treasury issues. The fund's relatively minor exposure to Treasuries and other top-quality bonds was also a plus, as rising interest rates and falling bond prices caused these issues to lag. However, bonds backed by commercial mortgages did well, and the fund's relatively small position in better-performing government agency issues and mortgage-backed bonds was a slight negative.

CABLE AND TELECOM WERE STRONG, AUTOS AND SUPERMARKETS RECOVERED
Cable company bonds strengthened as investors raised their estimates of the value of subscriber accounts. At the same time, the threats of leveraged buyouts (LBOs) in the industry diminished during the period. Because they are often financed by heavy borrowing, LBOs add to corporate debt and may erode companies' credit ratings. Telecommunications issues also moved higher as yields declined, aiding results of bonds maturing in the 20- to 30-year range.

Bonds of General Motors and Ford recovered from low valuations that reflected the U.S. auto industry's difficulties. GM's decision to raise needed cash by selling off part of its GMAC credit division had a positive effect on the industry as a whole. Supermarket chain Albertson's bonds fell when the company put itself up for sale. We took advantage of the slump to purchase the bonds and were rewarded when prices rebounded.

COMPANY-SPECIFIC ISSUES, HOMEBUILDERS AND FEDERAL AGENCIES HURT
Georgia Pacific detracted from the fund's performance after Koch Industries announced plans for a leveraged buyout of the venerable paper company. AOL Time Warner bonds also hurt fund performance when financier Carl Icahn took a position in the stock and pressured management to initiate shareholder friendly activity that hurt bondholders. Homebuilders also detracted from the fund's results as rising interest rates began to slow the residential housing market.

RISING INTEREST RATES MAY SLOW ECONOMY
The cumulative effect of the Federal Reserve's interest rate hikes could cause economic growth to slow later this year, perhaps causing high-yield issues to back down after their long climb. With that possibility in mind, we may lighten exposure to this volatile sector and await buying opportunities. Any economic slowdown might also cause the dollar to weaken and make non-dollar commitments more attractive.

Over this period, our emphasis was divided between long- and short-maturity bonds, with less focus on intermediate-term issues. This "barbell" approach was beneficial as bonds in the 20- to 30-year range outperformed the five- to ten-year segment. In addition, short-term issues may benefit if the Fed concludes its tightening cycle. However, we reduced holdings of longer-term Treasury issues in the belief that continuing economic expansion domestically and rising rates overseas could push U.S. interest rates higher. The possibility of higher rates also led us to trim the portfolio's duration, reducing its sensitivity to changing interest rates.

                       LOOMIS SAYLES CORE PLUS BOND FUND

Investment Results through March 31, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/7/


                                    [CHART]

                    March 31, 1996 through March 31, 2006

             Net Asset    Maximum Sales   Lehman Aggregate      Lehman U.S.
             Value/1/      Charge/2/       Bond Index/3/     Credit Index /4/
            ----------    -------------   ----------------   ----------------
 3/31/1996    $10,000       $ 9,550          $10,000            $10,000
 4/30/1996      9,916         9,470            9,944              9,917
 5/31/1996      9,907         9,461            9,924              9,900
 6/30/1996     10,052         9,599           10,057             10,045
 7/31/1996     10,077         9,623           10,084             10,064
 8/31/1996     10,077         9,623           10,067             10,033
 9/30/1996     10,311         9,847           10,243             10,246
10/31/1996     10,573        10,097           10,470             10,526
11/30/1996     10,827        10,340           10,649             10,751
12/31/1996     10,702        10,220           10,550             10,602
 1/31/1997     10,762        10,277           10,582             10,617
 2/28/1997     10,829        10,342           10,609             10,662
 3/31/1997     10,668        10,188           10,491             10,496
 4/30/1997     10,785        10,300           10,648             10,655
 5/31/1997     10,931        10,439           10,749             10,775
 6/30/1997     11,123        10,623           10,876             10,928
 7/31/1997     11,571        11,050           11,170             11,328
 8/31/1997     11,374        10,862           11,075             11,161
 9/30/1997     11,600        11,078           11,238             11,356
10/31/1997     11,710        11,183           11,401             11,500
11/30/1997     11,764        11,235           11,453             11,565
12/31/1997     11,885        11,351           11,569             11,687
 1/31/1998     12,044        11,502           11,717             11,826
 2/28/1998     12,082        11,538           11,708             11,822
 3/31/1998     12,157        11,610           11,749             11,866
 4/30/1998     12,213        11,663           11,810             11,941
 5/31/1998     12,337        11,782           11,922             12,082
 6/30/1998     12,383        11,826           12,023             12,172
 7/31/1998     12,351        11,795           12,049             12,160
 8/31/1998     12,229        11,678           12,245             12,217
 9/30/1998     12,701        12,129           12,531             12,613
10/31/1998     12,567        12,002           12,465             12,418
11/30/1998     12,817        12,241           12,536             12,653
12/31/1998     12,838        12,260           12,574             12,689
 1/31/1999     12,977        12,393           12,663             12,815
 2/28/1999     12,714        12,142           12,442             12,511
 3/31/1999     12,890        12,310           12,511             12,599
 4/30/1999     12,992        12,407           12,551             12,636
 5/31/1999     12,710        12,138           12,441             12,467
 6/30/1999     12,628        12,060           12,401             12,402
 7/31/1999     12,579        12,013           12,349             12,333
 8/31/1999     12,529        11,965           12,342             12,303
 9/30/1999     12,741        12,167           12,486             12,437
10/31/1999     12,770        12,195           12,532             12,494
11/30/1999     12,789        12,214           12,531             12,507
12/31/1999     12,796        12,220           12,470             12,441
 1/31/2000     12,742        12,168           12,429             12,397
 2/29/2000     12,886        12,306           12,580             12,512
 3/31/2000     13,062        12,474           12,745             12,619
 4/30/2000     12,822        12,245           12,709             12,508
 5/31/2000     12,727        12,154           12,703             12,461
 6/30/2000     13,113        12,523           12,967             12,774
 7/31/2000     13,190        12,597           13,085             12,929
 8/31/2000     13,360        12,759           13,275             13,097
 9/30/2000     13,380        12,778           13,358             13,166
10/31/2000     13,304        12,705           13,447             13,179
11/30/2000     13,430        12,826           13,667             13,350
12/31/2000     13,742        13,124           13,920             13,609
 1/31/2001     14,083        13,449           14,148             13,982
 2/28/2001     14,222        13,582           14,271             14,104
 3/31/2001     14,239        13,598           14,343             14,191
 4/30/2001     14,158        13,521           14,283             14,140
 5/31/2001     14,249        13,607           14,369             14,269
 6/30/2001     14,253        13,612           14,423             14,342
 7/31/2001     14,614        13,956           14,746             14,716
 8/31/2001     14,776        14,111           14,915             14,913
 9/30/2001     14,714        14,052           15,089             14,892
10/31/2001     15,004        14,328           15,404             15,261
11/30/2001     14,905        14,234           15,192             15,128
12/31/2001     14,738        14,074           15,096             15,025
 1/31/2002     14,704        14,042           15,218             15,152
 2/28/2002     14,646        13,987           15,365             15,266
 3/31/2002     14,487        13,835           15,110             14,984
 4/30/2002     14,623        13,965           15,403             15,193
 5/31/2002     14,746        14,082           15,533             15,394
 6/30/2002     14,390        13,743           15,668             15,419
 7/31/2002     14,223        13,583           15,857             15,411
 8/31/2002     14,548        13,893           16,125             15,810
 9/30/2002     14,596        13,939           16,386             16,111
10/31/2002     14,514        13,861           16,311             15,924
11/30/2002     14,790        14,124           16,307             16,130
12/31/2002     15,157        14,475           16,644             16,606
 1/31/2003     15,241        14,556           16,658             16,660
 2/28/2003     15,461        14,765           16,888             16,993
 3/31/2003     15,506        14,808           16,875             17,005
 4/30/2003     15,738        15,030           17,014             17,320
 5/31/2003     16,052        15,329           17,332             17,866
 6/30/2003     16,077        15,354           17,297             17,822
 7/31/2003     15,526        14,827           16,716             17,062
 8/31/2003     15,675        14,969           16,827             17,196
 9/30/2003     16,126        15,401           17,272             17,797
10/31/2003     16,086        15,362           17,111             17,607
11/30/2003     16,184        15,456           17,152             17,688
12/31/2003     16,446        15,706           17,327             17,885
 1/31/2004     16,588        15,841           17,466             18,066
 2/29/2004     16,715        15,963           17,655             18,293
 3/31/2004     16,841        16,083           17,787             18,470
 4/30/2004     16,411        15,673           17,325             17,888
 5/31/2004     16,267        15,535           17,255             17,762
 6/30/2004     16,366        15,630           17,353             17,837
 7/31/2004     16,551        15,806           17,525             18,057
 8/31/2004     16,882        16,122           17,859             18,483
 9/30/2004     16,978        16,214           17,907             18,587
10/31/2004     17,163        16,391           18,058             18,767
11/30/2004     17,129        16,358           17,914             18,579
12/31/2004     17,285        16,507           18,078             18,822
 1/31/2005     17,326        16,547           18,192             18,971
 2/28/2005     17,309        16,530           18,084             18,859
 3/31/2005     17,084        16,315           17,992             18,624
 4/30/2005     17,156        16,384           18,235             18,874
 5/31/2005     17,315        16,536           18,432             19,138
 6/30/2005     17,430        16,645           18,533             19,290
 7/31/2005     17,381        16,599           18,364             19,097
 8/31/2005     17,558        16,768           18,600             19,387
 9/30/2005     17,390        16,607           18,408             19,097
10/31/2005     17,268        16,491           18,262             18,888
11/30/2005     17,332        16,552           18,343             19,003
12/31/2005     17,474        16,688           18,517             19,190
 1/31/2006     17,532        16,743           18,519             19,151
 2/28/2006     17,595        16,803           18,580             19,236
 3/31/2006     17,456        16,670           18,398             18,966



Average Annual Total Returns -- March 31, 2006


                                        6 MONTHS/7/ 1 YEAR/7/ 5 YEARS/7/ 10 YEARS/7/
CLASS A (Inception 11/7/73)
Net Asset Value/1/                         0.42%      2.23%     4.16%       5.73%
With Max Sales Charge/2/                  -4.11      -2.39      3.21        5.24
CLASS B (Inception 9/13/93)
Net Asset Value/1/                         0.11       1.47      3.42        4.95
With CDSC/5/                              -4.75      -3.38      3.09        4.95
CLASS C (Inception 12/30/94)
Net Asset Value/1/                         0.02       1.38      3.40        4.94
With CDSC/5/                              -0.95       0.41      3.40        4.94
CLASS Y (Inception 12/30/94)
Net Asset Value/1/                         0.56       2.48      4.56        6.06
------------------------------------------------------------------------------------
COMPARATIVE PERFORMANCE                  6 MONTHS    1 YEAR    5 YEARS    10 YEARS
Lehman Aggregate Bond Index/3/            -0.06%      2.26%     5.11%       6.29%
Lehman U.S. Credit Index/4/               -0.69       1.84      5.97        6.61
Morningstar Int.-Term Bond Fund Avg./6/   -0.11       1.89      4.56        5.55

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of any dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are available to certain institutional investors only.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                               % of Net Assets as of
CREDIT QUALITY                 3/31/06    9/30/05
----------------------------------------------------
Aaa                             56.4       51.4
----------------------------------------------------
Aa                               2.0        0.3
----------------------------------------------------
A                                2.4        3.3
----------------------------------------------------
Baa                             16.3       22.5
----------------------------------------------------
Ba                              12.4       15.8
----------------------------------------------------
B                                4.6        2.7
----------------------------------------------------
Not rated*                       3.4        2.2
----------------------------------------------------
Short-Term Investments & Other   2.5        1.8
----------------------------------------------------

  Credit quality is based on ratings from Moody's Investor Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                            % of Net Assets as of
EFFECTIVE MATURITY          3/31/06     9/30/05
--------------------------------------------------
1 year or less              10.9         6.0
--------------------------------------------------
1-5 years                   38.2        46.1
--------------------------------------------------
5-10 years                  36.0        31.8
--------------------------------------------------
10+ years                   14.9        16.1
--------------------------------------------------
Average Effective Maturity   7.3 years   6.8 years
--------------------------------------------------

  Portfolio characteristics will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 4.50%.
/3/Lehman Aggregate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations.
/4/Lehman U.S. Credit Index is an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, U.S. investment-grade corporate debt, and foreign debt that meets specific maturity, liquidity and quality requirements.
/5/Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/6/Morningstar Intermediate-Term Bond Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.

                        LOOMIS SAYLES HIGH INCOME FUND

PORTFOLIO PROFILE


Objective:
Seeks high current income plus the opportunity for capital appreciation to produce a high total return

--------------------------------------------------------------------------------
Strategy:
Invests primarily in lower-quality fixed-income securities

--------------------------------------------------------------------------------
Fund Inception:
February 22, 1984

--------------------------------------------------------------------------------
Managers:
Kathleen C. Gaffney
Matthew J. Eagan
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

Class A         NEFHX
Class B         NEHBX
Class C         NEHCX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest-rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. This fund emphasizes lower-rated, high-yield bonds that may involve extra risks. It also invests in foreign securities which have special risks, including political, economic, regulatory and currency risks.

Management Discussion
--------------------------------------------------------------------------------

High-yield bonds performed well during the six months ended March 31, 2006, as investors continued to pursue high current income. Convertible bonds, which convey the right to be converted to the issuer's common stocks, also performed well, as did selected investments denominated in certain foreign currencies.

These factors and good security selection helped Loomis Sayles High Income Fund outperform its benchmark and place in the upper half of Morningstar's group of comparable funds. For the fiscal period ended March 31, 2006, the fund's total return based on the net asset value of Class A shares was 6.20%, including $0.17 in reinvested dividends. The fund's benchmark, the Lehman High Yield Composite Index, returned 3.58% for the period, while Morningstar's High Yield Bond category averaged 3.46%. At the end of March the fund's 30-day SEC yield was 5.95%.

HIGH-YIELD AND CONVERTIBLE BONDS, AND SELECTED FOREIGN HOLDINGS WERE STRONG High-yield bonds denominated in U.S. dollars benefited as the expanding domestic economy bolstered confidence in the business prospects and financial strength of corporate issuers. Convertible issues also attracted buyers as the underlying stocks rose in value. Fund performance received added impetus from investments in Latin American countries where currencies were strong. The fund's highest-quality domestic bonds were relatively weak.

CONVERTIBLES IN AIRLINES, ELECTRONICS AND DRUGS CONTRIBUTED
The fund's top-performing individual issues included American Airlines convertible bonds. The price of these issues rebounded along with the carrier's common stock, as oil prices retreated from post-Katrina highs. The airline industry in general benefited from a sharp drop in the cost of jet fuel in the first three months of 2006, and many carriers raised prices while trimming services, improving profit margins.

The fund's convertible bonds issued by Level 3 Communications also rose with the underlying equity. Level 3 offers a variety of communications services over its fiber-optic network. Increased demand for telecommunications products powered strong profitability forecasts for the company. In addition, bonds of companies in non-cyclical sectors - those seen as less vulnerable to a possible slackening of economic growth - did well over the period. For example, convertible bonds issued by Vertex Pharmaceuticals responded to investor demand for biotech companies and conventional drug makers.

WEAK SECTORS AND COMPANY-SPECIFIC ISSUES HELD BACK RETURNS
Weakness in some consumer cyclical areas, particularly in the auto parts and electric power industries, detracted from performance during the period. Individual issues that hurt performance included bonds issued by troubled electric power company Calpine, which filed for bankruptcy. We eliminated the position. IVAX Corporation, a maker of generic and branded pharmaceuticals, and its parent company, Israel-based Teva Pharmaceuticals, suffered from negative press and ultimately were hurt by a patent infringement lawsuit filed against both entities.

OUTLOOK CALLS FOR NEAR-TERM CAUTION
Our strategy has been to continue to seek opportunities in convertible securities and in bonds denominated in foreign currencies as the global economy continues to improve. Specifically, we like sovereign bonds issued by governments in Latin America.

Strategically speaking, the high-yield bond market currently appears to be fairly valued. Spreads (the difference in yield between higher- and lower-quality bonds) are narrow, but within our expected range. However, from a near-term perspective, high-yield bonds appear to be vulnerable to a possible reversal. Thus, while we see some attractive opportunities in the high-yield market, we believe caution is warranted. If we see the start of an economic slowdown or a potential rise in the default rate later this year, we might shift to an even more cautious position. In the meantime, we continue to focus our efforts on careful credit research, seeking the potential for improving credit quality in select names.

                        LOOMIS SAYLES HIGH INCOME FUND

Investment Results through March 31, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/6/


                                     [CHART]

                    March 31, 1996 through March 31, 2006

             Net Asset         Maximum Sales   Lehman High Yield
              Value/1/          Charge/2/      Composite Index/3/
             ---------        -------------    -----------------
 3/31/1996    $10,000            $ 9,550             $10,000
 4/30/1996     10,120              9,665              10,022
 5/31/1996     10,229              9,769              10,082
 6/30/1996     10,295              9,831              10,166
 7/31/1996     10,395              9,927              10,213
 8/31/1996     10,518             10,045              10,323
 9/30/1996     10,842             10,354              10,572
10/31/1996     10,818             10,332              10,653
11/30/1996     11,041             10,544              10,866
12/31/1996     11,228             10,723              10,941
 1/31/1997     11,237             10,731              11,041
 2/28/1997     11,630             11,107              11,226
 3/31/1997     11,475             10,959              11,064
 4/30/1997     11,540             11,020              11,172
 5/31/1997     11,923             11,386              11,419
 6/30/1997     12,000             11,460              11,578
 7/31/1997     12,328             11,773              11,896
 8/31/1997     12,407             11,849              11,869
 9/30/1997     12,777             12,202              12,104
10/31/1997     12,665             12,095              12,115
11/30/1997     12,835             12,258              12,231
12/31/1997     12,955             12,372              12,338
 1/31/1998     13,149             12,557              12,560
 2/28/1998     13,130             12,540              12,633
 3/31/1998     13,266             12,669              12,752
 4/30/1998     13,337             12,737              12,802
 5/31/1998     13,316             12,717              12,847
 6/30/1998     13,361             12,760              12,893
 7/31/1998     13,341             12,741              12,966
 8/31/1998     12,415             11,857              12,251
 9/30/1998     12,297             11,744              12,306
10/31/1998     12,039             11,497              12,054
11/30/1998     12,904             12,323              12,554
12/31/1998     12,732             12,159              12,568
 1/31/1999     13,018             12,433              12,755
 2/28/1999     13,100             12,511              12,680
 3/31/1999     13,313             12,714              12,801
 4/30/1999     13,599             12,987              13,049
 5/31/1999     13,266             12,669              12,872
 6/30/1999     13,229             12,633              12,845
 7/31/1999     13,176             12,583              12,896
 8/31/1999     12,970             12,386              12,754
 9/30/1999     12,886             12,306              12,662
10/31/1999     13,002             12,417              12,578
11/30/1999     13,088             12,499              12,725
12/31/1999     13,241             12,645              12,869
 1/31/2000     13,094             12,504              12,813
 2/29/2000     13,153             12,561              12,838
 3/31/2000     12,755             12,181              12,568
 4/30/2000     12,748             12,174              12,588
 5/31/2000     12,392             11,834              12,459
 6/30/2000     12,768             12,193              12,713
 7/31/2000     12,843             12,265              12,810
 8/31/2000     12,792             12,216              12,898
 9/30/2000     12,527             11,963              12,785
10/31/2000     11,902             11,366              12,375
11/30/2000     10,913             10,422              11,885
12/31/2000     11,108             10,608              12,115
 1/31/2001     12,398             11,840              13,022
 2/28/2001     12,336             11,781              13,196
 3/31/2001     11,705             11,179              12,885
 4/30/2001     11,346             10,835              12,725
 5/31/2001     11,377             10,865              12,954
 6/30/2001     10,724             10,241              12,590
 7/31/2001     10,935             10,443              12,776
 8/31/2001     10,851             10,362              12,926
 9/30/2001      9,863              9,419              12,058
10/31/2001      9,755              9,316              12,356
11/30/2001     10,071              9,618              12,807
12/31/2001      9,925              9,478              12,754
 1/31/2002      9,986              9,537              12,843
 2/28/2002      9,683              9,247              12,664
 3/31/2002      9,943              9,496              12,969
 4/30/2002      9,862              9,418              13,176
 5/31/2002      9,718              9,280              13,103
 6/30/2002      9,023              8,617              12,137
 7/31/2002      8,415              8,036              11,607
 8/31/2002      8,710              8,318              11,938
 9/30/2002      8,387              8,009              11,781
10/31/2002      8,383              8,005              11,678
11/30/2002      8,940              8,538              12,402
12/31/2002      9,047              8,639              12,575
 1/31/2003      9,238              8,823              12,994
 2/28/2003      9,368              8,946              13,154
 3/31/2003      9,609              9,177              13,532
 4/30/2003     10,165              9,707              14,335
 5/31/2003     10,343              9,877              14,483
 6/30/2003     10,566             10,091              14,900
 7/31/2003     10,356              9,890              14,736
 8/31/2003     10,466              9,995              14,905
 9/30/2003     10,809             10,322              15,313
10/31/2003     11,039             10,542              15,622
11/30/2003     11,270             10,763              15,859
12/31/2003     11,571             11,050              16,218
 1/31/2004     11,750             11,221              16,527
 2/29/2004     11,698             11,172              16,486
 3/31/2004     11,765             11,236              16,598
 4/30/2004     11,496             10,978              16,485
 5/31/2004     11,198             10,694              16,206
 6/30/2004     11,440             10,925              16,438
 7/31/2004     11,532             11,013              16,662
 8/31/2004     11,847             11,314              16,988
 9/30/2004     12,012             11,471              17,235
10/31/2004     12,277             11,725              17,546
11/30/2004     12,471             11,910              17,758
12/31/2004     12,768             12,194              18,023
 1/31/2005     12,810             12,234              17,999
 2/28/2005     13,107             12,518              18,264
 3/31/2005     12,643             12,075              17,733
 4/30/2005     12,386             11,828              17,560
 5/31/2005     12,708             12,136              17,872
 6/30/2005     13,010             12,425              18,223
 7/31/2005     13,214             12,620              18,541
 8/31/2005     13,284             12,687              18,577
 9/30/2005     13,254             12,657              18,391
10/31/2005     13,089             12,500              18,263
11/30/2005     13,218             12,623              18,358
12/31/2005     13,411             12,807              18,516
 1/31/2006     13,810             13,189              18,811
 2/28/2006     14,022             13,391              18,937
 3/31/2006     14,077             13,448              19,050


Average Annual Total Returns -- March 31, 2006


                                                                                         SINCE
                                         6 MONTHS/6/ 1 YEAR/6/ 5 YEARS/6/ 10 YEARS/6/ INCEPTION/6/
CLASS A (Inception 2/22/84)
Net Asset Value/1/                          6.20%     11.33%     3.76%       3.48%         --
With Maximum Sales Charge/2/                1.51       6.35      2.81        3.01          --
CLASS B (Inception 9/20/93)
Net Asset Value/1/                          5.80      10.50      2.96        2.72          --
With CDSC/4/                                0.80       5.50      2.67        2.72          --
CLASS C (Inception 3/2/98)
Net Asset Value/1/                          5.80      10.50      2.95          --        0.09%
With CDSC/4/                                4.80       9.50      2.95          --        0.09
--------------------------------------------------------------------------------------------------

                                                                                         SINCE
                                                                                        CLASS C
COMPARATIVE PERFORMANCE                   6 MONTHS    1 YEAR    5 YEARS    10 YEARS   INCEPTION/7/
Lehman High Yield Composite Index/3/        3.58%      7.43%     8.13%       6.66%       5.15%
Morningstar High Yield Bond Fund Avg./5/    3.46       6.84      6.98        5.44        3.48

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Performance history includes periods from a predecessor fund.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                               % of Net Assets as of
CREDIT QUALITY                 3/31/06    9/30/05
----------------------------------------------------
Aaa                              5.4         --
----------------------------------------------------
Aa                               3.0        0.9
----------------------------------------------------
A                                0.5         --
----------------------------------------------------
Baa                              8.7        6.6
----------------------------------------------------
Ba                              23.2       29.7
----------------------------------------------------
B                               28.0       23.6
----------------------------------------------------
Caa                             11.3       16.3
----------------------------------------------------
Ca                               1.0        0.5
----------------------------------------------------
Not rated*                      14.7       21.0
----------------------------------------------------
Short-Term Investments & Other   4.2        1.4
----------------------------------------------------

  Credit quality is based on ratings from Moody's Investor Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                            % of Net Assets as of
EFFECTIVE MATURITY          3/31/06     9/30/05
--------------------------------------------------
1 year or less               4.3         1.8
--------------------------------------------------
1-5 years                   25.2        24.4
--------------------------------------------------
5-10 years                  26.8        31.2
--------------------------------------------------
10+ years                   43.7        42.6
--------------------------------------------------
Average Effective Maturity  12.0 years  12.3 years
--------------------------------------------------

  Portfolio characteristics will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 4.50%.
/3/Lehman High Yield Composite Index is a market-weighted, unmanaged index of fixed-rate, non-investment grade debt.
/4/Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/5/Morningstar High Yield Bond Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.
/7/The since-inception comparative performance figures shown for Class C shares are calculated from 4/1/98.

             LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

PORTFOLIO PROFILE


Objective:
Seeks a high current return consistent with preservation of capital

--------------------------------------------------------------------------------
Strategy:
Invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

--------------------------------------------------------------------------------
Fund Inception:
January 3, 1989

--------------------------------------------------------------------------------
Managers:
John Hyll
Clifton V. Rowe
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

Class A         NEFLX
Class B         NELBX
Class C         NECLX
Class Y         NELYX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. Securities issued by the U.S. government are guaranteed by the U.S. government if held to maturity; mutual funds that invest in these securities are not guaranteed. Securities issued by U.S. government agencies may not be government guaranteed.

Management Discussion
--------------------------------------------------------------------------------

From an income standpoint, Loomis Sayles Limited Term Government and Agency Fund benefited from its emphasis on mortgage- and asset-backed securities during the six months ended March 31, 2006. However, this was partially offset by the fund's relatively long duration, as short- and intermediate-term interest rates rose more during the period than longer-term rates, depressing bond prices.

Based on the net asset value of Class A shares and $0.21 per share in dividends reinvested during the six-month period, the fund provided a total return of 0.40%. This was less than the fund's benchmark, the Lehman 1-5 Year Government Bond Index, which returned 0.76%, and slightly below the 0.54% average return on Morningstar's Short Government category. The fund's 30-day SEC yield at the end of March was 4.20%.

HIGHER INCOME AND "BARBELL" STRUCTURE WERE POSITIVE FACTORS
During the six-month period, the Federal Reserve Board raised the federal funds rate (the only interest rate the Fed directly controls) four times in increments of 0.25%, bringing the rate to 4.75%. Rates on longer-term Treasury securities also rose, but to a lesser degree, further flattening the yield curve - a description of what happens when the gap between longer- and shorter-term rates diminishes. This flattening of the yield curve benefited the fund due to its "barbell" structure, with the fund's assets concentrated at both the longer and shorter ends of the yield curve. In this way, the fund balanced higher income on one end with relative price stability on the other.

The fund's emphasis on mortgage-backed securities, which typically offer higher yields than straight U.S. government bonds, also helped offset some of the effects of declining bond prices. While the growth in the housing market slowed as interest rates rose, the pace of the slowdown has been more gradual than some observers had feared, which reassured investors.

LONGER DURATION OF PORTFOLIO WAS A NEGATIVE
Although our strategies helped cushion the fund as interest rates rose, the price of fund shares did decline during the period. In fact, declining bond prices had a somewhat greater impact on this fund than it did on its peer group, on average, because the fund's duration (which determines its sensitivity to changes in interest rates) was slightly longer. As interest rates rose, prices of longer-term securities declined more than shorter-term securities. Longer-term U.S. Treasuries also lagged other sectors with similar maturities as a result of their lower income. Prices of U.S. government instruments, because they are of the highest credit quality, tend to be more sensitive to changes in interest rates than securities of lesser quality. Prices of the fund's mortgage-backed bonds with shorter durations also declined because short-term rates increased more than longer rates.

During the final three months of calendar 2005, we trimmed the fund's allocation to U.S. Treasuries and increased its mortgage-backed holdings modestly because valuations of mortgage securities appeared more attractive. We continued to trim U.S. Treasuries in the first three months of 2006, and shifted additional assets into AAA-rated, asset-backed securities because of their yield advantage and our increasingly optimistic outlook.

FUND'S MATURITY STRUCTURE REFLECTS POSITIVE LONG-TERM FORECAST
We continue to maintain a slightly longer-duration portfolio than comparable funds because we believe interest rates should gradually stabilize, or even decline slightly, over the balance of the year. We also continue to emphasize sectors that respond favorably to stabilizing interest rates, such as mortgage-backed securities.

Our forecast is for the yield curve to remain relatively flat for the balance of the fund's fiscal year, potentially accompanied by modest overall declines in interest rates and some increase in bond prices. Consequently, we plan to maintain the fund's emphasis on mortgage securities and its relatively long duration structure in an effort to optimize income and allow for potential price appreciation.

             LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Investment Results through March 31, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/6/


                                     [CHART]

                     March 31, 1996 through March 31, 2006


                                             Lehman 1-5 Year
             Net Asset   Maximum Sales       Government Bond
             Value/1/      Charge/2/             Index/3/
             ---------   -------------       ----------------
 3/31/1996    $10,000       $ 9,700               $10,000
 4/30/1996      9,974         9,675                 9,992
 5/31/1996      9,940         9,642                 9,999
 6/30/1996     10,018         9,717                10,085
 7/31/1996     10,040         9,738                10,121
 8/31/1996     10,036         9,735                10,147
 9/30/1996     10,163         9,858                10,257
10/31/1996     10,327        10,017                10,398
11/30/1996     10,456        10,142                10,495
12/31/1996     10,372        10,061                10,469
 1/31/1997     10,416        10,103                10,516
 2/28/1997     10,429        10,116                10,536
 3/31/1997     10,375        10,064                10,505
 4/30/1997     10,466        10,152                10,606
 5/31/1997     10,530        10,214                10,682
 6/30/1997     10,631        10,312                10,765
 7/31/1997     10,807        10,482                10,920
 8/31/1997     10,788        10,465                10,907
 9/30/1997     10,901        10,573                11,006
10/31/1997     11,023        10,692                11,109
11/30/1997     11,041        10,710                11,131
12/31/1997     11,125        10,791                11,214
 1/31/1998     11,287        10,948                11,342
 2/28/1998     11,261        10,923                11,340
 3/31/1998     11,241        10,904                11,379
 4/30/1998     11,285        10,947                11,434
 5/31/1998     11,359        11,018                11,502
 6/30/1998     11,442        11,098                11,568
 7/31/1998     11,456        11,113                11,617
 8/31/1998     11,640        11,291                11,795
 9/30/1998     11,973        11,613                12,010
10/31/1998     11,857        11,501                12,057
11/30/1998     11,820        11,465                12,031
12/31/1998     11,845        11,489                12,072
 1/31/1999     11,909        11,551                12,124
 2/28/1999     11,772        11,418                12,021
 3/31/1999     11,827        11,472                12,105
 4/30/1999     11,861        11,505                12,140
 5/31/1999     11,772        11,419                12,100
 6/30/1999     11,696        11,345                12,134
 7/31/1999     11,640        11,290                12,154
 8/31/1999     11,635        11,286                12,184
 9/30/1999     11,768        11,415                12,276
10/31/1999     11,790        11,436                12,304
11/30/1999     11,802        11,448                12,320
12/31/1999     11,764        11,411                12,308
 1/31/2000     11,713        11,362                12,284
 2/29/2000     11,818        11,463                12,376
 3/31/2000     11,964        11,605                12,475
 4/30/2000     11,926        11,568                12,491
 5/31/2000     11,932        11,574                12,532
 6/30/2000     12,102        11,739                12,696
 7/31/2000     12,163        11,798                12,779
 8/31/2000     12,291        11,922                12,895
 9/30/2000     12,385        12,014                13,007
10/31/2000     12,430        12,057                13,084
11/30/2000     12,599        12,221                13,235
12/31/2000     12,746        12,364                13,428
 1/31/2001     12,908        12,521                13,611
 2/28/2001     13,005        12,615                13,714
 3/31/2001     13,087        12,694                13,822
 4/30/2001     13,061        12,669                13,832
 5/31/2001     13,126        12,732                13,900
 6/30/2001     13,135        12,741                13,947
 7/31/2001     13,380        12,978                14,151
 8/31/2001     13,468        13,064                14,257
 9/30/2001     13,679        13,269                14,535
10/31/2001     13,885        13,468                14,709
11/30/2001     13,704        13,293                14,612
12/31/2001     13,620        13,212                14,588
 1/31/2002     13,693        13,282                14,635
 2/28/2002     13,828        13,413                14,730
 3/31/2002     13,629        13,220                14,577
 4/30/2002     13,879        13,462                14,795
 5/31/2002     13,973        13,554                14,878
 6/30/2002     14,113        13,689                15,034
 7/31/2002     14,314        13,885                15,268
 8/31/2002     14,455        14,021                15,376
 9/30/2002     14,585        14,147                15,562
10/31/2002     14,617        14,178                15,587
11/30/2002     14,550        14,113                15,502
12/31/2002     14,732        14,290                15,711
 1/31/2003     14,724        14,282                15,696
 2/28/2003     14,852        14,407                15,809
 3/31/2003     14,842        14,397                15,833
 4/30/2003     14,867        14,421                15,870
 5/31/2003     14,958        14,509                16,010
 6/30/2003     14,931        14,483                16,016
 7/31/2003     14,620        14,182                15,804
 8/31/2003     14,669        14,228                15,812
 9/30/2003     14,912        14,465                16,051
10/31/2003     14,808        14,363                15,945
11/30/2003     14,848        14,402                15,938
12/31/2003     14,952        14,503                16,050
 1/31/2004     15,016        14,565                16,107
 2/29/2004     15,131        14,678                16,226
 3/31/2004     15,189        14,733                16,309
 4/30/2004     14,916        14,468                16,050
 5/31/2004     14,866        14,420                16,015
 6/30/2004     14,923        14,475                16,033
 7/31/2004     15,006        14,556                16,118
 8/31/2004     15,195        14,740                16,293
 9/30/2004     15,191        14,735                16,286
10/31/2004     15,270        14,812                16,361
11/30/2004     15,201        14,745                16,243
12/31/2004     15,251        14,794                16,298
 1/31/2005     15,273        14,815                16,292
 2/28/2005     15,213        14,757                16,228
 3/31/2005     15,168        14,713                16,206
 4/30/2005     15,301        14,842                16,340
 5/31/2005     15,379        14,918                16,431
 6/30/2005     15,402        14,940                16,469
 7/31/2005     15,333        14,873                16,378
 8/31/2005     15,440        14,977                16,518
 9/30/2005     15,352        14,892                16,437
10/31/2005     15,285        14,826                16,404
11/30/2005     15,330        14,871                16,465
12/31/2005     15,432        14,969                16,539
 1/31/2006     15,438        14,975                16,559
 2/28/2006     15,489        15,024                16,564
 3/31/2006     15,414        14,955                16,561


Average Annual Total Returns -- March 31, 2006


                                     6 MONTHS/6/ 1 YEAR/6/ 5 YEARS/6/ 10 YEARS/6/
CLASS A (Inception 1/3/89)
Net Asset Value/1/                      0.40%      1.62%     3.33%       4.42%
With Maximum Sales Charge/2/           -2.58      -1.40      2.70        4.11
CLASS B (Inception 9/27/93)
Net Asset Value/1/                     -0.04       0.79      2.62        3.72
With CDSC/4/                           -4.96      -4.12      2.27        3.72
CLASS C (Inception 12/30/94)
Net Asset Value/1/                      0.06       0.89      2.63        3.72
With CDSC/4/                           -0.93      -0.09      2.63        3.72
CLASS Y (Inception 3/31/94)
Net Asset Value/1/                      0.59       1.97      3.65        4.78
---------------------------------------------------------------------------------

COMPARATIVE PERFORMANCE               6 MONTHS    1 YEAR    5 YEARS    10 YEARS
Lehman 1-5 Yr Gov't Bond Index/3/       0.76%      2.19%     3.68%       5.17%
Morningstar Short Gov't Fund Avg./5/    0.54       1.77      3.12        4.50

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Performance history includes periods from a predecessor fund. Class Y shares are available to certain institutional investors only.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                               % of Net Assets as of
FUND COMPOSITION               3/31/06    9/30/05
----------------------------------------------------
Mortgage Related                57.2       55.8
----------------------------------------------------
Treasuries                      29.0       31.0
----------------------------------------------------
Government Agencies              7.3        7.7
----------------------------------------------------
Asset Backed Securities          6.1        4.3
----------------------------------------------------
Short-Term Investments & Other   0.4        1.2
----------------------------------------------------


                            % of Net Assets as of
EFFECTIVE MATURITY          3/31/06     9/30/05
--------------------------------------------------
1 year or less              26.6         9.3
--------------------------------------------------
1-5 years                   46.9        80.9
--------------------------------------------------
5-10 years                  22.3         5.9
--------------------------------------------------
10+ years                    4.2         3.9
--------------------------------------------------
Average Effective Maturity   3.8 years   3.5 years
--------------------------------------------------

  Portfolio characteristics will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 3.00%.
/3/Lehman 1-5 Year Government Bond Index is an unmanaged, market-weighted index of bonds issued by the U.S. government and its agencies, with maturities between one and five years.
/4/Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/5/Morningstar Short Government Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.

               LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND

PORTFOLIO PROFILE


Objective:
Seeks to maintain a high level of current income exempt from federal and Massachusetts personal income taxes

--------------------------------------------------------------------------------
Strategy:
Invests primarily in Massachusetts municipal bonds, including general obligation bonds and issues secured by specific revenue streams

--------------------------------------------------------------------------------
Inception Date:
March 23, 1984

--------------------------------------------------------------------------------
Manager:
Martha A. Strom
Robert Payne
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

Class A         NEFMX
Class B         NEMBX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. This fund concentrates in a single geographic region, which can affect your fund's performance. Some income may be subject to federal and state taxes. Realized capital gains are fully taxable. Some investors may be subject to the Alternative Minimum Tax (AMT). Lower-rated bonds entail higher risks.

Management Discussion
--------------------------------------------------------------------------------

Loomis Sayles Massachusetts Tax Free Income Fund's total return was 0.85% for the six months ended March 31, 2006, based on the net asset value of Class A shares and $0.31 in dividends reinvested during the period. This was slightly behind the fund's nationally diversified benchmark, the Lehman Municipal Bond Index, which returned 0.98%, but above the 0.67% average return on Morningstar's Muni Massachusetts category. The fund's 30-day SEC yield at the end of March was 3.71%, equivalent to 6.01% adjusted for the combined maximum federal and Massachusetts income tax rates of 38.45%.

SUPPLY/DEMAND EQUATION FAVORS MASSACHUSETTS BONDS
The fund is largely composed of Massachusetts bonds, which fared well during the past six months, in part because demand was greater than supply. The spread (difference in yields) between higher- and lower-quality bonds continued to narrow during the period, which was a positive for this fund.

This strength was partially offset by the fund's exposure to municipal bonds issued in Puerto Rico. Interest on these bonds is not taxable at the state or federal level, which makes them valuable for diversification purposes. However, during the fiscal period Puerto Rico's rising debt servicing costs and budgetary issues that were made public during the period unsettled investors and led to price declines.

PRE-REFUNDING AND HIGH YIELDS ATTRACT MUNI BOND INVESTORS
The fund's top-performing individual issues included Massachusetts Bay Transportation Authority bonds, which rose in value when they were pre-refunded during the period. Pre-refunding occurs when an issuer refinances older, higher-coupon bonds by issuing new bonds at current, lower interest rates. The proceeds are then invested in a secure investment - usually U.S. Treasury securities - effectively raising their perceived credit quality. The new bonds mature at the original issue's first call date, shortening their maturity.

With the strong economy and interest rates still at low levels, investors are continuing to bid up prices on higher-yielding issues, and municipal bonds issued by Massachusetts Development Finance Agency for Mt. Holyoke College performed well for the fund. Strong demand for high tax-free income also put bonds issued by Massachusetts Health & Educational Facilities Authority for Nichols College among the fund's best performers.

Although the price increase that typically occurs when a bond is pre-refunded is a positive development for bond owners, the new, shorter maturity may decrease their appeal. In the current interest-rate environment, yields on bonds with shorter maturities rose more than comparable issues with longer maturities. As a result, price appreciation on the fund's pre-refunded bonds was diminished by price declines as interest rates rose. The fund's other holdings in the middle range of the yield curve were also negatively impacted by rising interest rates.

In general, our approach recently has been to increase the portfolio's average maturity slightly and to continue our focus on revenue bonds in search of higher yield. (Revenue bonds are issued by municipalities but backed by the credit of the company or institution benefiting from the financing, unlike general obligation bonds that are issued to pay for municipal projects and backed by taxpayer receipts.) Although the increase in the fund's maturity exposes it to greater price volatility, longer-term bonds generate more income.

CURRENT TRENDS IN MUNICIPAL MARKET SEEM POSITIVE
Credit quality trends in the municipal market appear to be stable or improving, reflecting the strength of the economy in general. We expect municipal bonds to hold their own or perhaps slightly under-perform the taxable markets if the Federal Reserve Board begins to scale back on its tightening efforts later in 2006. We will continue to look for attractive opportunities to add to the fund's income.

               LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND

Investment Results through March 31, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/5/


                                     [CHART]

                    March 31, 1996 through March 31, 2006

                 Net Asset      Maximum Sales      Lehman Municipal
                  Value/1/        Charge/2/          Bond Index/3/
                 ---------      -------------      ----------------
 3/31/1996        $10,000         $ 9,575              $10,000
 4/30/1996          9,971           9,547                9,972
 5/31/1996          9,985           9,561                9,968
 6/30/1996         10,080           9,651               10,076
 7/31/1996         10,155           9,724               10,168
 8/31/1996         10,150           9,719               10,165
 9/30/1996         10,309           9,871               10,307
10/31/1996         10,417           9,974               10,424
11/30/1996         10,596          10,146               10,615
12/31/1996         10,526          10,079               10,570
 1/31/1997         10,545          10,097               10,590
 2/28/1997         10,646          10,194               10,687
 3/31/1997         10,526          10,079               10,545
 4/30/1997         10,611          10,160               10,633
 5/31/1997         10,762          10,305               10,793
 6/30/1997         10,874          10,412               10,908
 7/31/1997         11,184          10,708               11,210
 8/31/1997         11,080          10,609               11,105
 9/30/1997         11,227          10,750               11,237
10/31/1997         11,282          10,803               11,309
11/30/1997         11,350          10,867               11,376
12/31/1997         11,506          11,017               11,542
 1/31/1998         11,600          11,107               11,661
 2/28/1998         11,583          11,091               11,664
 3/31/1998         11,551          11,060               11,675
 4/30/1998         11,511          11,021               11,622
 5/31/1998         11,688          11,191               11,806
 6/30/1998         11,729          11,230               11,852
 7/31/1998         11,736          11,237               11,882
 8/31/1998         11,922          11,416               12,066
 9/30/1998         12,055          11,542               12,216
10/31/1998         12,005          11,495               12,216
11/30/1998         12,026          11,515               12,259
12/31/1998         12,071          11,558               12,290
 1/31/1999         12,210          11,691               12,436
 2/28/1999         12,154          11,638               12,381
 3/31/1999         12,139          11,624               12,398
 4/30/1999         12,176          11,658               12,429
 5/31/1999         12,097          11,583               12,357
 6/30/1999         11,900          11,394               12,180
 7/31/1999         11,941          11,434               12,224
 8/31/1999         11,772          11,271               12,126
 9/30/1999         11,736          11,238               12,131
10/31/1999         11,572          11,080               12,000
11/30/1999         11,674          11,178               12,127
12/31/1999         11,572          11,080               12,037
 1/31/2000         11,477          10,990               11,984
 2/29/2000         11,620          11,126               12,124
 3/31/2000         11,837          11,334               12,389
 4/30/2000         11,784          11,283               12,315
 5/31/2000         11,738          11,239               12,251
 6/30/2000         11,974          11,465               12,576
 7/31/2000         12,126          11,610               12,751
 8/31/2000         12,277          11,756               12,947
 9/30/2000         12,228          11,709               12,880
10/31/2000         12,327          11,803               13,021
11/30/2000         12,379          11,853               13,119
12/31/2000         12,643          12,105               13,443
 1/31/2001         12,687          12,148               13,576
 2/28/2001         12,731          12,190               13,619
 3/31/2001         12,728          12,187               13,742
 4/30/2001         12,597          12,061               13,593
 5/31/2001         12,719          12,178               13,739
 6/30/2001         12,809          12,265               13,831
 7/31/2001         13,004          12,451               14,036
 8/31/2001         13,248          12,685               14,267
 9/30/2001         13,174          12,614               14,219
10/31/2001         13,296          12,731               14,389
11/30/2001         13,198          12,637               14,267
12/31/2001         13,049          12,494               14,132
 1/31/2002         13,122          12,564               14,377
 2/28/2002         13,270          12,706               14,551
 3/31/2002         13,026          12,473               14,266
 4/30/2002         13,265          12,701               14,544
 5/31/2002         13,368          12,800               14,633
 6/30/2002         13,523          12,948               14,787
 7/31/2002         13,695          13,113               14,978
 8/31/2002         13,862          13,273               15,158
 9/30/2002         14,174          13,571               15,490
10/31/2002         13,916          13,324               15,233
11/30/2002         13,828          13,240               15,170
12/31/2002         14,105          13,505               15,490
 1/31/2003         14,075          13,477               15,450
 2/28/2003         14,296          13,688               15,666
 3/31/2003         14,309          13,701               15,676
 4/30/2003         14,400          13,788               15,779
 5/31/2003         14,769          14,141               16,149
 6/30/2003         14,703          14,078               16,080
 7/31/2003         14,065          13,467               15,517
 8/31/2003         14,156          13,554               15,633
 9/30/2003         14,540          13,922               16,093
10/31/2003         14,516          13,899               16,012
11/30/2003         14,678          14,054               16,179
12/31/2003         14,814          14,184               16,313
 1/31/2004         14,915          14,281               16,406
 2/29/2004         15,134          14,491               16,653
 3/31/2004         15,099          14,457               16,595
 4/30/2004         14,693          14,069               16,202
 5/31/2004         14,628          14,007               16,143
 6/30/2004         14,646          14,023               16,202
 7/31/2004         14,855          14,224               16,415
 8/31/2004         15,147          14,503               16,744
 9/30/2004         15,248          14,600               16,833
10/31/2004         15,385          14,731               16,978
11/30/2004         15,228          14,581               16,838
12/31/2004         15,431          14,775               17,043
 1/31/2005         15,616          14,952               17,203
 2/28/2005         15,552          14,891               17,146
 3/31/2005         15,448          14,791               17,037
 4/30/2005         15,727          15,059               17,306
 5/31/2005         15,858          15,184               17,428
 6/30/2005         15,925          15,248               17,537
 7/31/2005         15,821          15,149               17,457
 8/31/2005         15,992          15,312               17,634
 9/30/2005         15,842          15,168               17,515
10/31/2005         15,718          15,050               17,408
11/30/2005         15,804          15,133               17,492
12/31/2005         15,948          15,270               17,642
 1/31/2006         15,967          15,289               17,690
 2/28/2006         16,098          15,414               17,809
 3/31/2006         15,989          15,313               17,686


Average Annual Total Returns -- March 31, 2006


                                            6 MONTHS/5/ 1 YEAR/5/ 5 YEARS/5/ 10 YEARS/5/
CLASS A (Inception 3/23/84)
Net Asset Value/1/                             0.85%      3.44%     4.66%       4.81%
With Maximum Sales Charge/2/                  -3.44      -0.94      3.76        4.35

CLASS B (Inception 9/13/93)
Net Asset Value/1/                             0.48       2.60      3.94        4.11
With CDSC/4/                                  -4.47      -2.38      3.59        4.11
----------------------------------------------------------------------------------------

COMPARATIVE PERFORMANCE                      6 MONTHS    1 YEAR    5 YEARS    10 YEARS
Lehman Municipal Bond Index/3/                 0.98%      3.81%     5.18%       5.87%
Morningstar Muni Massachusetts Fund Avg./6/    0.67       3.03      4.37        4.98

Yields as of March 31, 2006


                            CLASS A CLASS B
SEC 30-day Yield/7/          3.71%   3.13%
Taxable Equivalent Yield/8/  6.01    5.07

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS


                               % of Net Assets as of
CREDIT QUALITY                 3/31/06    9/30/05
----------------------------------------------------
Aaa                             37.5       36.2
----------------------------------------------------
Aa                              24.2       27.1
----------------------------------------------------
A                               19.6       18.8
----------------------------------------------------
Baa                             12.3       11.8
----------------------------------------------------
Not rated*                       3.9        3.9
----------------------------------------------------
Short-Term Investments & Other   2.5        2.2
----------------------------------------------------

  Credit quality is based on ratings from Moody's Investor Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                            % of Net Assets as of
EFFECTIVE MATURITY          3/31/06     9/30/05
--------------------------------------------------
1 year or less               1.8         1.5
--------------------------------------------------
1-5 years                   18.9        21.3
--------------------------------------------------
5-10 years                  66.2        64.4
--------------------------------------------------
10+ years                   13.1        12.8
--------------------------------------------------
Average Effective Maturity   7.0 years   7.3 years
--------------------------------------------------

  Portfolio characteristics will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 4.25%.
/3/Lehman Municipal Bond Index is an unmanaged index of bonds issued by municipalities and other government entities having maturities of more than one year.
/4/Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%.
/5/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.
/6/Morningstar Muni Massachusetts Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/SEC yield is based on the fund's net investment income over a 30-day period and is calculated in accordance with SEC guidelines.
/8/Taxable equivalent yield is based on the maximum combined federal and MA income tax bracket of 38.45%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

                      LOOMIS SAYLES MUNICIPAL INCOME FUND

PORTFOLIO PROFILE


Objective:
Seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital

--------------------------------------------------------------------------------
Strategy:
Invests primarily in municipal securities that pay interest exempt from federal income tax other than the alternative minimum tax

--------------------------------------------------------------------------------
Fund Inception:
May 9, 1977

--------------------------------------------------------------------------------
Managers:
Martha A. Strom
Robert Payne
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

Class A         NEFTX
Class B         NETBX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. Some income may be subject to federal and state taxes. Realized capital gains are fully taxable. Some investors may be subject to the Alternative Minimum Tax (AMT). Lower-rated bonds entail higher risks.

Management Discussion
--------------------------------------------------------------------------------

Based on the net asset value of Class A shares and $0.14 in dividends, Loomis Sayles Municipal Income Fund provided a total return of 0.92% for the first half of its fiscal year, which ended March 31, 2006. This was slightly behind the fund's benchmark, the Lehman Municipal Bond Index, which returned 0.98%, and very close to the 0.93% average return on Morningstar's Muni National Long category. The fund's 30-day SEC yield at the end of March was 3.77%, equivalent to 5.79% adjusted for the maximum federal income tax rate of 35.00%.

As interest rates rose during the period, price declines on some of the fund's shorter maturity bonds detracted from performance, as did its exposure to areas affected by Hurricane Katrina. However, the fund's insured municipal bonds were positive contributors, as were revenue bonds issued for healthcare and resource recovery companies. Individual security selection and demand for higher-yielding bonds were key factors.

REVENUE BONDS WITH HIGH YIELDS ATTRACTED INVESTORS
High yields on the Texas and Illinois revenue bonds we selected put them in demand during the period. The fund's New York revenue bonds also performed well because of strong retail demand, as improving corporate balance sheets stimulated investor interest. Revenue bonds are issued by municipalities but backed by the credit of the company or institution benefiting from the financing, unlike general obligation bonds, which use receipts from taxpayers to finance municipal projects.

Most of the fund's weaker holdings were in Louisiana and Mississippi, where concerns about the recovery costs in the wake of last year's devastating storms and flood damage continue to depress municipal bond prices. The fund's Solid Waste Disposal and Pollution Control revenue bonds for Weyerhaeuser Project in Lowndes County, Mississippi were one of its weaker positions during the period. In general, bonds at the shorter end of the maturity curve declined more than longer bonds, as interest rates rose during the period. The fund's exposure to high-yielding municipal bonds issued in Puerto Rico added little to the fund's performance as a result of rising debt servicing costs and budgetary issues that were made public.

PRE-REFUNDED BONDS WERE TOP PERFORMERS
The fund's top-performing individual issues included South Carolina bonds issued for Greenville County School District and Indianapolis, Indiana Public Improvement Bond Bank bonds. Both of these revenue bonds rose in value when they were pre-refunded during the period. Pre-refunding occurs when an issuer refinances an older, higher-coupon bond by issuing new bonds at current, lower interest rates. The proceeds are then invested in a secure investment - usually U.S. Treasury securities - effectively raising their perceived credit rating. The new bonds mature at the original issue's first call date, shortening their maturity.

Although the price appreciation that typically occurs when a bond is pre-refunded is a positive development for bond holders, the new, shorter maturity may decrease their appeal. In the current interest rate environment, yields on bonds with shorter maturities rose more than comparable issues with longer maturities. As a result, price appreciation on the fund's pre-refunded holdings was partially offset by price declines as interest rates rose. We continue to hold the Greenville School District bonds, but we sold the Indianapolis issues.

TRENDS IN THE MUNICIPAL MARKETS SEEM FAVORABLE
In general, credit quality trends in the municipal market seem to be stable or improving, reflecting the health of the economy. We believe this market should hold its own, or perhaps slightly under-perform the taxable markets if the Federal Reserve Board begins to scale back on its tightening efforts later in 2006. We will continue to look for attractive opportunities to add to the fund's income.

                      LOOMIS SAYLES MUNICIPAL INCOME FUND

Investment Results through March 31, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/8/


                                     [CHART]

                    March 31, 1996 through March 31, 2006

                   Net Asset     Maximum Sales      Lehman Municipal
                    Value/1/        Charge/2/        Bond Index/3/
                   ---------       ----------       ----------------
 3/31/1996          $10,000         $ 9,550             $10,000
 4/30/1996            9,978           9,529               9,972
 5/31/1996            9,970           9,521               9,968
 6/30/1996           10,084           9,630              10,076
 7/31/1996           10,157           9,700              10,168
 8/31/1996           10,149           9,692              10,165
 9/30/1996           10,320           9,855              10,307
10/31/1996           10,436           9,967              10,424
11/30/1996           10,595          10,118              10,615
12/31/1996           10,563          10,088              10,570
 1/31/1997           10,574          10,098              10,590
 2/28/1997           10,668          10,188              10,687
 3/31/1997           10,532          10,058              10,545
 4/30/1997           10,609          10,132              10,633
 5/31/1997           10,729          10,246              10,793
 6/30/1997           10,878          10,389              10,908
 7/31/1997           11,172          10,669              11,210
 8/31/1997           11,105          10,605              11,105
 9/30/1997           11,198          10,694              11,237
10/31/1997           11,277          10,769              11,309
11/30/1997           11,312          10,803              11,376
12/31/1997           11,468          10,952              11,542
 1/31/1998           11,610          11,087              11,661
 2/28/1998           11,645          11,121              11,664
 3/31/1998           11,662          11,137              11,675
 4/30/1998           11,607          11,085              11,622
 5/31/1998           11,733          11,205              11,806
 6/30/1998           11,782          11,252              11,852
 7/31/1998           11,802          11,271              11,882
 8/31/1998           11,959          11,421              12,066
 9/30/1998           12,056          11,513              12,216
10/31/1998           12,015          11,474              12,216
11/30/1998           12,065          11,522              12,259
12/31/1998           12,080          11,536              12,290
 1/31/1999           12,198          11,649              12,436
 2/28/1999           12,173          11,625              12,381
 3/31/1999           12,177          11,629              12,398
 4/30/1999           12,214          11,664              12,429
 5/31/1999           12,171          11,623              12,357
 6/30/1999           12,032          11,491              12,180
 7/31/1999           12,069          11,525              12,224
 8/31/1999           11,945          11,408              12,126
 9/30/1999           11,950          11,412              12,131
10/31/1999           11,777          11,247              12,000
11/30/1999           11,888          11,353              12,127
12/31/1999           11,746          11,218              12,037
 1/31/2000           11,684          11,158              11,984
 2/29/2000           11,814          11,282              12,124
 3/31/2000           11,996          11,456              12,389
 4/30/2000           11,930          11,393              12,315
 5/31/2000           11,896          11,361              12,251
 6/30/2000           12,114          11,569              12,576
 7/31/2000           12,248          11,697              12,751
 8/31/2000           12,417          11,859              12,947
 9/30/2000           12,384          11,827              12,880
10/31/2000           12,485          11,924              13,021
11/30/2000           12,570          12,005              13,119
12/31/2000           12,778          12,203              13,443
 1/31/2001           12,867          12,288              13,576
 2/28/2001           12,888          12,308              13,619
 3/31/2001           12,993          12,409              13,742
 4/30/2001           12,854          12,276              13,593
 5/31/2001           12,976          12,393              13,739
 6/30/2001           13,080          12,492              13,831
 7/31/2001           13,309          12,710              14,036
 8/31/2001           13,521          12,912              14,267
 9/30/2001           13,288          12,690              14,219
10/31/2001           13,468          12,862              14,389
11/30/2001           13,322          12,723              14,267
12/31/2001           13,160          12,567              14,132
 1/31/2002           13,375          12,774              14,377
 2/28/2002           13,556          12,946              14,551
 3/31/2002           13,334          12,734              14,266
 4/30/2002           13,552          12,943              14,544
 5/31/2002           13,622          13,009              14,633
 6/30/2002           13,748          13,130              14,787
 7/31/2002           13,836          13,214              14,978
 8/31/2002           13,944          13,317              15,158
 9/30/2002           14,167          13,530              15,490
10/31/2002           13,807          13,186              15,233
11/30/2002           13,785          13,165              15,170
12/31/2002           14,122          13,486              15,490
 1/31/2003           13,945          13,318              15,450
 2/28/2003           14,150          13,513              15,666
 3/31/2003           14,143          13,507              15,676
 4/30/2003           14,269          13,627              15,779
 5/31/2003           14,624          13,966              16,149
 6/30/2003           14,593          13,937              16,080
 7/31/2003           13,960          13,332              15,517
 8/31/2003           14,107          13,472              15,633
 9/30/2003           14,528          13,875              16,093
10/31/2003           14,460          13,810              16,012
11/30/2003           14,647          13,988              16,179
12/31/2003           14,776          14,111              16,313
 1/31/2004           14,866          14,197              16,406
 2/29/2004           15,096          14,417              16,653
 3/31/2004           15,086          14,407              16,595
 4/30/2004           14,715          14,052              16,202
 5/31/2004           14,682          14,021              16,143
 6/30/2004           14,691          14,030              16,202
 7/31/2004           14,880          14,211              16,415
 8/31/2004           15,150          14,468              16,744
 9/30/2004           15,238          14,552              16,833
10/31/2004           15,366          14,674              16,978
11/30/2004           15,229          14,544              16,838
12/31/2004           15,419          14,725              17,043
 1/31/2005           15,587          14,886              17,203
 2/28/2005           15,511          14,813              17,146
 3/31/2005           15,412          14,718              17,037
 4/30/2005           15,689          14,983              17,306
 5/31/2005           15,805          15,094              17,428
 6/30/2005           15,897          15,182              17,537
 7/31/2005           15,798          15,087              17,457
 8/31/2005           15,994          15,274              17,634
 9/30/2005           15,831          15,119              17,515
10/31/2005           15,709          15,002              17,408
11/30/2005           15,800          15,089              17,492
12/31/2005           15,935          15,218              17,642
 1/31/2006           15,962          15,243              17,690
 2/28/2006           16,099          15,375              17,809
 3/31/2006           15,978          15,260              17,686


Average Annual Total Returns -- March 31, 2006


                                            6 MONTHS/8/ 1 YEAR/8/ 5 YEARS/8/ 10 YEARS/8/
CLASS A (Inception 5/9/77)
Net Asset Value/1/                             0.92%      3.68%     4.23%       4.80%
With Maximum Sales Charge/2/                  -3.59      -0.99      3.27        4.32

CLASS B (Inception 9/13/93)
Net Asset Value/1/                             0.55       2.91      3.48        4.05
With CDSC/4/                                  -4.40      -2.08      3.13        4.05
----------------------------------------------------------------------------------------

COMPARATIVE PERFORMANCE                      6 MONTHS    1 YEAR    5 YEARS    10 YEARS
Lehman Municipal Bond Index/3/                 0.98%      3.81%     5.18%       5.87%
Morningstar Muni National Long Fund Avg./5/    0.93       3.55      4.51        5.04

Yields as of March 31, 2006


                            CLASS A CLASS B
SEC 30-day Yield/6/          3.77%   3.19%
Taxable Equivalent Yield/7/  5.79    4.90

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Performance history includes performance from a predecessor fund. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                               % of Net Assets as of
CREDIT QUALITY                 3/31/06    9/30/05
----------------------------------------------------
Aaa                             29.6       35.8
----------------------------------------------------
Aa                              12.0       12.8
----------------------------------------------------
A                               28.7       24.3
----------------------------------------------------
Baa                             15.3       14.6
----------------------------------------------------
Ba                               1.0         --
----------------------------------------------------
Not rated*                      11.4       10.7
----------------------------------------------------
Short-Term Investments & Other   2.0        1.8
----------------------------------------------------

  Credit quality is based on ratings from Moody's Investors Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                            % of Net Assets as of
EFFECTIVE MATURITY          3/31/06     9/30/05
--------------------------------------------------
1 year or less               5.0         4.7
--------------------------------------------------
1-5 years                    6.1         6.8
--------------------------------------------------
5-10 years                  74.4        76.6
--------------------------------------------------
10+ years                   14.5        11.9
--------------------------------------------------
Average Effective Maturity   8.7 years   8.6 years
--------------------------------------------------

  Portfolio characteristics will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 4.50%.
/3/Lehman Municipal Bond Index is an unmanaged index of bonds issued by municipalities and other government entities having maturities of more than one year.
/4/Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%.
/5/Morningstar Muni National Long Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/SEC yield is based on the fund's net investment income over a 30-day period and is calculated in accordance with SEC guidelines.
/7/Taxable equivalent yield is based on the maximum federal income tax bracket of 35%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.
/8/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.

                      LOOMIS SAYLES STRATEGIC INCOME FUND

PORTFOLIO PROFILE



Objective:
Seeks high current income, with a secondary objective of capital growth

--------------------------------------------------------------------------------
Strategy:
Invests primarily in income-producing securities in the U.S. and around the world

--------------------------------------------------------------------------------
Fund Inception:
May 1, 1995

--------------------------------------------------------------------------------
Managers:
Daniel J. Fuss
Kathleen C. Gaffney
Loomis, Sayles & Company, L.P.

--------------------------------------------------------------------------------
Symbols:

Class A         NEFZX
Class B         NEZBX
Class C         NECZX
Class Y         NEZYX

--------------------------------------------------------------------------------
What You Should Know:
Fixed-income securities are subject to credit risk and interest rate risk;
their value generally rises when prevailing interest rates fall and falls when rates rise. Foreign and emerging market securities have special risks, such as currency fluctuations, differing political and economic conditions, and different accounting standards. The fund may also invest in lower-rated bonds that may offer higher yields in return for more risk.

Management Discussion
--------------------------------------------------------------------------------

For the first half of its fiscal year, which ended March 31, 2006, Loomis Sayles Strategic Income Fund's Class A shares provided a total return of 3.67% at net asset value, including $0.43 in reinvested dividends. The fund's results were comfortably ahead of its benchmark, the Lehman Aggregate Bond Index, which returned -0.06% for the period. Bear in mind that the fund has greater investment flexibility than the benchmark. It also outperformed Morningstar's Multisector Bond category, which had an average return of 1.20%. The fund's 30-day SEC yield at the end of March was 4.37%.

HIGH-YIELD ISSUES, CONVERTIBLES, AND COUNTRY ALLOCATIONS WERE POSITIVE High-yielding corporate bonds denominated in U.S. dollars were the top performers during the period, as investors pursuing attractive yields continued to be drawn to lower-quality issues. Stronger finances fueled by the ongoing economic expansion boosted investor confidence, even though spreads (the difference in yields) between higher- and lower-quality bonds diminished. Convertible bonds, which convey the right to be converted to the issuer's common stock, were also strong during the period. At about two-thirds of the fund's total assets, U.S. bonds dominated the portfolio. Brazilian bonds also contributed, thanks to improving market conditions and strong exports. Strength in Mexico's currency boosted the value of the fund's holdings in that country.

TELECOMMUNICATIONS, PHARMACEUTICALS, AND REITS LED SECTORS
Good security selection and a trend toward industry consolidation amid improving business conditions aided returns. Telecommunications giant Qwest and Vertex Pharmaceuticals, a biotechnology company, were the fund's top-performing bonds, both driven by growing corporate profits and strengthening balance sheets. Another leading contributor was Equity Residential, a real estate investment trust (REIT) issued by a major developer and operator of rental and condominium housing.

IN A STRONG BOND MARKET, DISAPPOINTMENTS WERE FEW
Slumping currencies tied to weak export activity and an increasing deficit caused fund holdings in Australia and New Zealand to fall as these currencies were devalued. Fund holdings impacted included European Investment Bank bonds issued in Australian dollars and bonds issued in New Zealand dollars for General Electric. The price of bonds issued by Calpine also fell when this California-based power company filed for bankruptcy. Otherwise, the only negative influences on the fund's results were minor. The fund's position in mortgage-backed and federal agency securities, which were small relative to the benchmark, had a slightly negative impact on the fund's results.

FUND'S STRUCTURE ANTICIPATES AN END TO RATE HIKES
We believe economic growth may start to decelerate under the weight of the Federal Reserve Board's long series of hikes in short-term interest rates. That scenario could cause rates to stabilize or even fall back a bit, which would be favorable for bond prices. Renewed strength in housing or upward pressure on wages and prices could undercut that expectation. Comparatively high interest rates in the United States will continue to attract capital from investors in countries where prevailing rates are lower.

At the end of the period, the portfolio's Treasury holdings were concentrated in shorter-term issues to seek protection against further rate hikes. The other end of our "barbell" structure emphasized longer-term, high-yield bonds, where yields are likely to mute the impact of any further rate hikes.

We are cautious toward corporate bonds, given their slim yield advantage over Treasury issues. High-yield issues, in particular, have recorded an impressive price rise over the past few years. Nonetheless, as long as profits continue to grow, we believe opportunities remain in the corporate sector. We may adopt a wait-and-see approach in the high-yield areas, allowing prices to fall and yields to rise before adding to the fund's commitments. At about one-sixth of the portfolio's valuation, oil-rich Canada is our largest commitment outside the United States. Allocations in the Pacific Rim include Singapore, Thailand and South Korea; the fund's holdings in Latin America, Brazil and Mexico also remain important.

                      LOOMIS SAYLES STRATEGIC INCOME FUND

Investment Results through March 31, 2006
--------------------------------------------------------------------------------


PERFORMANCE IN PERSPECTIVE
The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares/7/


                                     [CHART]

                    March 31, 1996 through March 31, 2006

                                                                Lehman
             Net Asset   Maximum Sales   Lehman Aggregate   Universal Bond
             Value/1/      Charge/2/       Bond Index/3/       Index/4/
             ---------   -------------   ----------------   ---------------
 3/31/1996   $10,000       $ 9,550           $10,000            $10,000
 4/30/1996     9,985         9,536             9,944              9,959
 5/31/1996    10,144         9,687             9,924              9,945
 6/30/1996    10,280         9,817            10,057             10,078
 7/31/1996    10,259         9,797            10,084             10,107
 8/31/1996    10,448         9,978            10,067             10,104
 9/30/1996    10,814        10,327            10,243             10,289
10/31/1996    11,123        10,622            10,470             10,503
11/30/1996    11,574        11,054            10,649             10,689
12/31/1996    11,414        10,900            10,550             10,603
 1/31/1997    11,447        10,932            10,582             10,649
 2/28/1997    11,628        11,104            10,609             10,686
 3/31/1997    11,501        10,983            10,491             10,561
 4/30/1997    11,574        11,054            10,648             10,721
 5/31/1997    11,823        11,291            10,749             10,835
 6/30/1997    12,092        11,547            10,876             10,967
 7/31/1997    12,636        12,067            11,170             11,266
 8/31/1997    12,310        11,756            11,075             11,174
 9/30/1997    12,744        12,171            11,238             11,346
10/31/1997    12,477        11,915            11,401             11,454
11/30/1997    12,544        11,980            11,453             11,517
12/31/1997    12,480        11,918            11,569             11,639
 1/31/1998    12,683        12,113            11,717             11,785
 2/28/1998    12,916        12,334            11,708             11,794
 3/31/1998    13,192        12,598            11,749             11,848
 4/30/1998    13,196        12,602            11,810             11,909
 5/31/1998    12,981        12,397            11,922             11,995
 6/30/1998    12,774        12,200            12,023             12,073
 7/31/1998    12,615        12,047            12,049             12,103
 8/31/1998    11,066        10,568            12,245             12,102
 9/30/1998    11,424        10,910            12,531             12,389
10/31/1998    11,548        11,028            12,465             12,338
11/30/1998    12,322        11,768            12,536             12,461
12/31/1998    12,266        11,714            12,574             12,489
 1/31/1999    12,478        11,916            12,663             12,572
 2/28/1999    12,299        11,746            12,442             12,373
 3/31/1999    12,949        12,366            12,511             12,468
 4/30/1999    13,779        13,159            12,551             12,541
 5/31/1999    13,352        12,751            12,441             12,415
 6/30/1999    13,390        12,788            12,401             12,393
 7/31/1999    13,127        12,536            12,349             12,342
 8/31/1999    12,963        12,379            12,342             12,329
 9/30/1999    13,046        12,459            12,486             12,462
10/31/1999    13,155        12,563            12,532             12,514
11/30/1999    13,393        12,791            12,531             12,535
12/31/1999    13,758        13,138            12,470             12,510
 1/31/2000    13,630        13,016            12,429             12,468
 2/29/2000    14,167        13,529            12,580             12,627
 3/31/2000    14,310        13,666            12,745             12,774
 4/30/2000    13,900        13,275            12,709             12,734
 5/31/2000    13,451        12,846            12,703             12,711
 6/30/2000    13,964        13,336            12,967             12,985
 7/31/2000    14,087        13,453            13,085             13,110
 8/31/2000    14,397        13,749            13,275             13,301
 9/30/2000    14,017        13,386            13,358             13,369
10/31/2000    13,446        12,841            13,447             13,422
11/30/2000    13,376        12,774            13,667             13,603
12/31/2000    13,851        13,228            13,920             13,864
 1/31/2001    14,292        13,648            14,148             14,135
 2/28/2001    14,270        13,628            14,271             14,254
 3/31/2001    13,731        13,113            14,343             14,302
 4/30/2001    13,507        12,899            14,283             14,238
 5/31/2001    13,808        13,187            14,369             14,341
 6/30/2001    13,771        13,151            14,423             14,382
 7/31/2001    13,781        13,160            14,746             14,664
 8/31/2001    14,085        13,451            14,915             14,847
 9/30/2001    13,386        12,784            15,089             14,955
10/31/2001    13,702        13,086            15,404             15,255
11/30/2001    13,897        13,272            15,192             15,076
12/31/2001    13,833        13,211            15,096             14,986
 1/31/2002    13,991        13,361            15,218             15,112
 2/28/2002    14,159        13,521            15,365             15,253
 3/31/2002    14,321        13,677            15,110             15,033
 4/30/2002    14,668        14,008            15,403             15,319
 5/31/2002    14,979        14,305            15,533             15,435
 6/30/2002    14,741        14,077            15,668             15,491
 7/31/2002    14,391        13,744            15,857             15,622
 8/31/2002    14,794        14,129            16,125             15,910
 9/30/2002    14,595        13,938            16,386             16,138
10/31/2002    14,885        14,215            16,311             16,083
11/30/2002    15,442        14,747            16,307             16,126
12/31/2002    15,976        15,257            16,644             16,460
 1/31/2003    16,425        15,686            16,658             16,505
 2/28/2003    16,868        16,109            16,888             16,740
 3/31/2003    17,032        16,266            16,875             16,756
 4/30/2003    18,010        17,199            17,014             16,953
 5/31/2003    18,910        18,059            17,332             17,277
 6/30/2003    19,149        18,287            17,297             17,274
 7/31/2003    18,628        17,789            16,716             16,718
 8/31/2003    18,842        17,994            16,827             16,838
 9/30/2003    19,763        18,874            17,272             17,287
10/31/2003    20,210        19,300            17,111             17,163
11/30/2003    20,772        19,837            17,152             17,222
12/31/2003    21,542        20,573            17,327             17,418
 1/31/2004    21,926        20,939            17,466             17,569
 2/29/2004    21,910        20,925            17,655             17,742
 3/31/2004    22,198        21,199            17,787             17,883
 4/30/2004    21,276        20,319            17,325             17,426
 5/31/2004    20,921        19,980            17,255             17,337
 6/30/2004    21,319        20,359            17,353             17,448
 7/31/2004    21,525        20,557            17,525             17,633
 8/31/2004    22,188        21,190            17,859             17,982
 9/30/2004    22,770        21,745            17,907             18,052
10/31/2004    23,309        22,260            18,058             18,217
11/30/2004    23,869        22,795            17,914             18,104
12/31/2004    24,329        23,235            18,078             18,284
 1/31/2005    24,152        23,065            18,192             18,389
 2/28/2005    24,468        23,367            18,084             18,314
 3/31/2005    24,067        22,984            17,992             18,180
 4/30/2005    23,877        22,802            18,235             18,401
 5/31/2005    24,115        23,030            18,432             18,616
 6/30/2005    24,569        23,463            18,533             18,743
 7/31/2005    24,783        23,667            18,364             18,608
 8/31/2005    25,070        23,942            18,600             18,836
 9/30/2005    25,093        23,963            18,408             18,661
10/31/2005    24,844        23,726            18,262             18,511
11/30/2005    24,968        23,845            18,343             18,601
12/31/2005    25,238        24,102            18,517             18,780
 1/31/2006    25,879        24,715            18,519             18,807
 2/28/2006    26,161        24,984            18,580             18,882
 3/31/2006    25,994        24,828            18,398             18,715


Average Annual Total Returns -- March 31, 2006


                                                                                    SINCE
                                          6 MONTHS 1 YEAR 5 YEARS/7/ 10 YEARS/7/ INCEPTION/7/
CLASS A (Inception 5/1/95)
Net Asset Value/1/                          3.67%   8.08%   13.63%     10.02%          --
With Maximum Sales Charge/2/               -1.01    3.20    12.59       9.52           --
CLASS B (Inception 5/1/95)
Net Asset Value/1/                          3.29    7.36    12.77       9.20           --
With CDSC/5/                               -1.71    2.36    12.52       9.20           --
CLASS C (Inception 5/1/95)
Net Asset Value/1/                          3.21    7.27    12.77       9.20           --
With CDSC/5/                                2.21    6.27    12.77       9.20           --
CLASS Y (Inception 12/1/99)
Net Asset Value/1/                          3.83    8.49    13.92         --        11.39%
---------------------------------------------------------------------------------------------

                                                                                    SINCE
                                                                                   CLASS Y
COMPARATIVE PERFORMANCE                   6 MONTHS 1 YEAR  5 YEARS    10 YEARS   INCEPTION/8/
Lehman Aggregate Bond Index/3/             -0.06%   2.26%    5.11%      6.29%        6.25%
Lehman U.S. Universal Bond Index/4/         0.29    2.94     5.53       6.47         6.53
Morningstar Multisector Bond Fund Avg./6/   1.20    4.23     7.46       6.39         6.48

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Performance history includes periods from a predecessor fund. For performance current to the most recent month-end, visit www.ixisadvisorfunds.com. Class Y shares are available to certain institutional investors only.
The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

PORTFOLIO FACTS



                               % of Net Assets as of
CREDIT QUALITY                 3/31/06    9/30/05
----------------------------------------------------
Aaa                             31.9       35.1
----------------------------------------------------
Aa                               9.0        9.9
----------------------------------------------------
A                                2.9        0.5
----------------------------------------------------
Baa                              8.9        4.0
----------------------------------------------------
Ba                              10.5        8.7
----------------------------------------------------
B                               11.3       10.2
----------------------------------------------------
Caa                              3.3        7.2
----------------------------------------------------
Ca                               0.5        0.8
----------------------------------------------------
C                                0.2        0.2
----------------------------------------------------
Not rated*                      18.9       14.6
----------------------------------------------------
Short-Term Investments & Other   2.6        8.8
----------------------------------------------------

  Credit quality is based on ratings from Moody's Investor Service.
  * Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.


                            % of Net Assets as of
EFFECTIVE MATURITY          3/31/06     9/30/05
--------------------------------------------------
1 year or less               6.1        10.5
--------------------------------------------------
1-5 years                   46.5        48.8
--------------------------------------------------
5-10 years                  15.2        17.7
--------------------------------------------------
10+ years                   32.2        23.0
--------------------------------------------------
Average Effective Maturity  10.6 years   8.1 years
--------------------------------------------------

  Portfolio characteristics will vary.
NOTES TO CHARTS
/1/Does not include a sales charge.
/2/Includes the maximum sales charge of 4.50%.
/3/Lehman Aggregate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations.
/4/Lehman U.S. Universal Bond Index is an unmanaged index representing a blend of the Lehman Aggregate Bond Index, the High Yield Index, and the Emerging Market Indexes, among other indexes.
/5/Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/6/Morningstar Multisector Bond Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/Fund performance has been increased by expense waivers/reimbursements, without which performance would have been lower.
/8/The since-inception comparative performance figures shown for Class Y are calculated from 12/1/99.

                            ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

For more complete information on any IXIS Advisor Fund, contact your financial professional or call IXIS Advisor Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.

PROXY VOTING INFORMATION
A description of the funds' proxy voting policies and procedures is available without charge, upon request, by calling IXIS Advisor Funds at 800-225-5478; on the funds' website at www.ixisadvisorfunds.com; and on the Securities and Exchange Commission's (SEC's) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available from the funds' website and the SEC's website.

QUARTERLY PORTFOLIO SCHEDULES
The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     NOT FDIC INSURED           MAY LOSE VALUE          NO BANK GUARANTEE

                      UNDERSTANDING YOUR FUNDS' EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. In addition, each fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the funds' prospectus. The examples below are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2005 through March 31, 2006. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs such as sales charges, redemption fees, or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
LOOMIS SAYLES CORE PLUS BOND FUND                10/1/05               3/31/06             10/1/05 - 3/31/06
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,004.20                  $5.25
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,019.70                  $5.29
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,001.10                  $8.98
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.96                  $9.05
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,000.20                  $8.98
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.96                  $9.05
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,005.60                  $4.00
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,020.94                  $4.03

*Expenses are equal to the fund's annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 1.80% and 0.80% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                      UNDERSTANDING YOUR FUNDS' EXPENSES


                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
LOOMIS SAYLES HIGH INCOME FUND                   10/1/05               3/31/06             10/1/05 - 3/31/06
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,062.00                   $7.09
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,018.05                   $6.94
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,058.00                  $10.98
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.26                  $10.75
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,058.00                  $10.98
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,014.26                  $10.75
------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio (after waiver/reimbursement): 1.38%, 2.14% and 2.14% for Class A, B and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
 AGENCY FUND                                      10/1/05               3/31/06             10/1/05 - 3/31/06
-------------------------------------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00             $1,004.00                  $5.35
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00             $1,019.60                  $5.39
-------------------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00               $999.60                  $9.07
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00             $1,015.86                  $9.15
-------------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00             $1,000.60                  $9.08
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00             $1,015.86                  $9.15
-------------------------------------------------------------------------------------------------------------------
CLASS Y
-------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00             $1,005.90                  $3.85
-------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000.00             $1,021.09                  $3.88
-------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio (after waiver/reimbursement): 1.07%, 1.82%, 1.82% and 0.77% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                      UNDERSTANDING YOUR FUNDS' EXPENSES

LOOMIS SAYLES MASSACHUSETTS TAX FREE     BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
 INCOME FUND                                     10/1/05               3/31/06             10/1/05 - 3/31/06
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,008.50                  $5.41
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,019.55                  $5.44
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,004.80                  $9.15
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,015.81                  $9.20

*Expenses are equal to the fund's annualized expense ratio (after waiver/reimbursement): 1.08% and 1.83% for Class A and B, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
LOOMIS SAYLES MUNICIPAL INCOME FUND              10/1/05               3/31/06             10/1/05 - 3/31/06
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,009.20                  $5.01
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,019.95                  $5.04
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,005.50                  $8.75
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.21                  $8.80

*Expenses are equal to the fund's annualized expense ratio (after waiver/reimbursement): 1.00% and 1.75% for Class A and B, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).


                                         BEGINNING ACCOUNT VALUE ENDING ACCOUNT VALUE EXPENSES PAID DURING PERIOD*
LOOMIS SAYLES STRATEGIC INCOME FUND              10/1/05               3/31/06             10/1/05 - 3/31/06
------------------------------------------------------------------------------------------------------------------
CLASS A
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,036.70                  $5.28
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,019.75                  $5.24
------------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,032.90                  $9.07
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.01                  $9.00
------------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,032.10                  $9.07
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,016.01                  $9.00
------------------------------------------------------------------------------------------------------------------
CLASS Y
------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00             $1,038.30                  $4.01
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00             $1,020.99                  $3.98

*Expenses are equal to the fund's annualized expense ratio: 1.04%, 1.79%, 1.79% and 0.79% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the half-year period).

         LOOMIS SAYLES CORE PLUS BOND FUND -- PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2006 (Unaudited)

  Principal
   Amount+    Description                                                         Value (a)
----------------------------------------------------------------------------------------------
Bonds and Notes -- 97.5% of Net Assets
              Agencies -- 1.0%
$   2,145,000 Pemex Project Funding Master Trust,
              7.875%, 2/01/2009                                                $     2,254,395
                                                                               ---------------
              Asset-Backed Securities -- 6.0%
      662,271 AmeriCredit Automobile Receivables Trust, Series 2003-D-M,
              Class A-4,
              2.840%, 8/06/2010                                                        651,926
    2,595,000 AmeriCredit Automobile Receivables Trust, Series 2005-CF,
              Class A-3,
              4.470%, 5/06/2010                                                      2,566,966
    1,783,542 Countrywide Asset-Backed Certificates, Series 2003-5, Class AF4,
              4.905%, 8/25/2032                                                      1,776,673
      790,000 Countrywide Asset-Backed Certificates, Series 2004-S1, Class A2,
              3.872%, 3/25/2020                                                        775,113
    1,095,000 Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3,
              4.615%, 2/25/2035                                                      1,054,239
    1,730,000 Ford Credit Auto Owner Trust, Series 2004-A, Class A4,
              3.540%, 11/15/2008                                                     1,690,680
    1,800,000 Greenwich Capital Commercial Funding Corp., Series 2005-GG5,
              Class A2,
              5.117%, 4/10/2037                                                      1,780,525
    1,850,000 Residential Asset Securities Corp., Series 2003-KS10, Class AI4,
              4.470%, 3/25/2032                                                      1,826,741
    1,000,000 WFS Financial Owner Trust, Series 2004-4, Class A3,
              2.980%, 9/17/2009                                                        986,486
      515,000 WFS Financial Owner Trust, Series 2004-4, Class A4,
              3.440%, 5/17/2012                                                        498,597
                                                                               ---------------
                                                                                    13,607,946
                                                                               ---------------
              Automotive -- 3.2%
    1,645,000 Ford Motor Co.,
              7.450%, 7/16/2031(c)                                                   1,221,413
    1,510,000 Ford Motor Credit Co., Global Note,
              5.625%, 10/01/2008(c)                                                  1,380,887
      655,000 General Motors Acceptance Corp. (MTN),
              6.750%, 12/01/2014(c)                                                    589,634
    4,240,000 General Motors Acceptance Corp.,
              8.000%, 11/01/2031(c)                                                  4,007,233
                                                                               ---------------
                                                                                     7,199,167
                                                                               ---------------
              Banking -- 1.1%
      430,000 JPMorgan Chase & Co.,
              6.750%, 2/01/2011                                                        452,023
      715,000 JPMorgan Chase & Co., Global Subordinated Note,
              5.750%, 1/02/2013                                                        719,783
    1,200,000 State Street Institutional Capital A, Series A,
              Guaranteed Note, 144A,
              7.940%, 12/30/2026                                                     1,263,080
                                                                               ---------------
                                                                                     2,434,886
                                                                               ---------------
              Brokerage -- 1.0%
    2,150,000 Goldman Sachs Group, Inc., Senior Note,
              6.600%, 1/15/2012                                                      2,254,051
                                                                               ---------------
              Chemicals -- 0.2%
      600,000 Methanex Corp., Senior Note,
              6.000%, 8/15/2015                                                        563,858
                                                                               ---------------
              Construction Machinery -- 0.8%
    1,600,000 Case New Holland, Inc., Senior Note,
              9.250%, 8/01/2011                                                      1,708,000
                                                                               ---------------

  Principal
   Amount+    Description                                              Value (a)
-----------------------------------------------------------------------------------
              Electric -- 8.0%
$   1,455,000 Duke Energy Corp., Senior Note,
              4.200%, 10/01/2008                                    $     1,411,680
    2,030,000 Empresa Nacional de Electricidad SA, Chile,
              8.350%, 8/01/2013                                           2,246,759
    1,325,000 Enersis SA, Chile,
              7.375%, 1/15/2014                                           1,386,334
  431,000,000 General Electric Capital Corp.,
              0.550%, 10/14/2008 (JPY)                                    3,624,589
  271,000,000 General Electric Capital Corp. (MTN),
              1.400%, 11/02/2006 (JPY)                                    2,318,729
    3,380,000 General Electric Capital Corp. (MTN),
              5.450%, 1/15/2013                                           3,377,458
    1,325,000 Ipalco Enterprises, Inc., Senior Secured Note,
              8.375%, 11/14/2008                                          1,384,625
    1,710,000 Progress Energy, Inc.,
              7.100%, 3/01/2011                                           1,813,623
      590,000 Southern California Edison Co.,
              7.625%, 1/15/2010                                             628,533
                                                                    ---------------
                                                                         18,192,330
                                                                    ---------------
              Financial Services -- 1.0%
    1,050,000 HSBC Finance Corp.,
              7.000%, 5/15/2012                                           1,122,312
    1,185,000 Morgan Stanley,
              4.000%, 1/15/2010                                           1,125,925
                                                                    ---------------
                                                                          2,248,237
                                                                    ---------------
              Food & Beverage -- 0.8%
    1,750,000 Smithfield Foods, Inc.,
              7.000%, 8/01/2011                                           1,741,250
                                                                    ---------------
              Gaming -- 0.5%
      450,000 Harrah's Operating Co., Inc., Guaranteed Senior Note,
              7.500%, 1/15/2009                                             470,716
      770,000 Harrah's Operating Co., Inc., Senior Note,
              7.125%, 6/01/2007                                             783,044
                                                                    ---------------
                                                                          1,253,760
                                                                    ---------------
              Government Agencies -- 4.4%
    5,025,000 FHLMC,
              2.875%, 12/15/2006                                          4,947,494
  140,000,000 FNMA,
              1.750%, 3/26/2008 (JPY)                                     1,214,032
    3,710,000 FNMA,
              5.250%, 1/15/2009(c)                                        3,724,796
                                                                    ---------------
                                                                          9,886,322
                                                                    ---------------
              Healthcare -- 2.5%
    1,655,000 Aetna, Inc., Senior Note,
              7.875%, 3/01/2011                                           1,818,019
    1,385,000 AmerisourceBergen Corp., Senior Note, 144A,
              5.875%, 9/15/2015                                           1,362,231
      575,000 Columbia/HCA, Inc.,
              7.500%, 12/15/2023                                            558,390
    1,315,000 WellPoint, Inc.,
              3.750%, 12/14/2007                                          1,280,580
      735,000 WellPoint, Inc.,
              5.250%, 1/15/2016                                             708,792
                                                                    ---------------
                                                                          5,728,012
                                                                    ---------------

                See accompanying notes to financial statements.

Investments as of March 31, 2006 (Unaudited)

  Principal
   Amount+    Description                                                     Value (a)
------------------------------------------------------------------------------------------
              Home Construction -- 1.4%
$   1,405,000 Desarrolladora Homex SA de CV,
              7.500%, 9/28/2015                                            $     1,362,850
      320,000 Pulte Homes, Inc.,
              6.000%, 2/15/2035(c)                                                 278,578
      295,000 Pulte Homes, Inc.,
              6.375%, 5/15/2033                                                    267,921
    1,315,000 Pulte Homes, Inc., Senior Note,
              4.875%, 7/15/2009(c)                                               1,280,004
                                                                           ---------------
                                                                                 3,189,353
                                                                           ---------------
              Industrial Other -- 1.3%
    2,865,000 Aramark Services, Inc., Guaranteed Note,
              7.000%, 7/15/2006                                                  2,877,093
                                                                           ---------------
              Insurance -- 0.3%
      665,000 St. Paul Travelers Cos., Inc. (The),
              5.500%, 12/01/2015                                                   650,498
                                                                           ---------------
              Media Cable -- 1.1%
    2,000,000 CSC Holdings, Inc., Senior Note,
              7.625%, 7/15/2018                                                  1,977,500
      515,000 CSC Holdings, Inc., Senior Note,
              7.875%, 2/15/2018(c)                                                 515,644
                                                                           ---------------
                                                                                 2,493,144
                                                                           ---------------
              Media Non-Cable -- 2.1%
    1,060,000 Cox Communications, Inc.,
              7.750%, 11/01/2010                                                 1,133,586
      540,000 Reed Elsevier Capital, Inc.,
              4.625%, 6/15/2012                                                    505,002
    2,735,000 Time Warner, Inc.,
              7.700%, 5/01/2032                                                  3,007,713
                                                                           ---------------
                                                                                 4,646,301
                                                                           ---------------
              Mortgage Backed Securities -- 4.9%
      795,000 Banc of America Commercial Mortgage, Inc., Series 2005-6,
              Class A2,
              5.165%, 9/10/2047                                                    787,061
      850,000 Banc of America Commercial Mortgage, Inc., Series 2006-1,
              Class A2,
              5.334%, 9/10/2045                                                    846,065
    1,245,000 Bear Stearns Commercial Mortgage Securities, Inc.,
              Series 2005-PW10, Class A2,
              5.270%, 12/11/2040                                                 1,237,816
      710,000 Citigroup/Deutsche Bank Commercial Mortgage Trust,
              Series 2006-CD2, Class A2,
              5.408%, 1/15/2046                                                    708,118
    1,500,000 GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A,
              4.751%, 7/10/2039                                                  1,413,861
    1,710,000 LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3,
              4.647%, 7/15/2030                                                  1,642,534
    2,400,000 Morgan Stanley Capital I, Series 2005-T19, Class A4A,
              4.890%, 6/12/2047                                                  2,281,819
    2,195,000 Wachovia Bank Commercial Mortgage Trust, Series 2005-C20,
              Class A2,
              4.519%, 7/15/2042                                                  2,116,332
                                                                           ---------------
                                                                                11,033,606
                                                                           ---------------
              Mortgage Related -- 27.7%
    2,467,001 FHLMC,
              4.000%, 7/01/2019                                                  2,303,728
    7,125,056 FHLMC,
              4.500%, with various maturities to 2034(d)                         6,731,205

  Principal
   Amount+    Description                                    Value (a)
-------------------------------------------------------------------------
              Mortgage Related -- continued
$   2,983,617 FHLMC,
              5.000%, 11/01/2018                          $     2,913,671
   10,613,930 FHLMC,
              5.000%, with various maturities to 2035(d)       10,101,307
    2,005,262 FHLMC,
              5.500%, with various maturities to 2018(d)        1,992,968
      275,532 FHLMC,
              6.000%, 6/01/2035                                   275,850
  140,000,000 FNMA,
              2.125%, 10/09/2007 (JPY)                          1,217,027
      968,968 FNMA,
              4.000%, 6/01/2019                                   907,301
    6,595,183 FNMA,
              4.500%, with various maturities to 2035(d)        6,227,760
    1,601,755 FNMA,
              5.000%, 5/01/2018                                 1,564,763
    6,581,178 FNMA,
              5.000%, 7/01/2035                                 6,266,919
    9,710,599 FNMA,
              5.500%, with various maturities to 2035(d)        9,519,230
    2,267,946 FNMA,
              6.000%, with various maturities to 2034(d)        2,283,901
    1,480,960 FNMA,
              6.000%, 11/01/2034                                1,481,583
    3,482,827 FNMA,
              6.500%, with various maturities to 2034(d)        3,558,309
      331,587 FNMA,
              7.000%, with various maturities to 2030(d)          341,918
      413,662 FNMA,
              7.500%, with various maturities to 2032(d)          432,365
    1,385,689 GNMA,
              5.500%, 2/20/2034                                 1,368,723
      505,751 GNMA,
              6.000%, 1/15/2029                                   512,528
    1,145,640 GNMA,
              6.500%, with various maturities to 2032(d)        1,188,409
      719,002 GNMA,
              7.000%, with various maturities to 2029(d)          750,001
      197,986 GNMA,
              7.500%, with various maturities to 2030(d)          208,196
       91,741 GNMA,
              8.000%, 11/15/2029                                   98,216
      193,450 GNMA,
              8.500%, with various maturities to 2023(d)          208,653
       25,654 GNMA,
              9.000%, with various maturities to 2016(d)           27,539
       66,922 GNMA,
              11.500%, with various maturities to 2015(d)          74,175
                                                          ---------------
                                                               62,556,245
                                                          ---------------
              Oil & Gas -- 0.5%
    1,105,000 Premcor Refining Group, Inc. (The),
              6.125%, 5/01/2011                                 1,123,470
                                                          ---------------
              Paper -- 2.2%
    1,618,000 Abitibi-Consolidated Finance, LP,
              7.875%, 8/01/2009(c)                              1,605,865
    1,016,000 Abitibi-Consolidated, Inc.,
              8.550%, 8/01/2010(c)                              1,021,080
    1,200,000 Georgia-Pacific Corp.,
              7.375%, 12/01/2025(c)                             1,152,000

                See accompanying notes to financial statements.

Investments as of March 31, 2006 (Unaudited)

  Principal
   Amount+    Description                                                  Value (a)
---------------------------------------------------------------------------------------
              Paper -- continued
$     755,000 Georgia-Pacific Corp.,
              7.750%, 11/15/2029                                        $       739,900
      480,000 Georgia-Pacific Corp.,
              8.875%, 5/15/2031                                                 516,000
                                                                        ---------------
                                                                              5,034,845
                                                                        ---------------
              Pharmaceuticals -- 2.9%
    1,470,000 Caremark Rx, Inc., Senior Note,
              7.375%, 10/01/2006                                              1,484,569
    1,250,000 Medco Health Solutions,
              7.250%, 8/15/2013                                               1,345,890
      670,000 Valeant Pharmaceuticals International, Subordinated Note,
              3.000%, 8/16/2010                                                 582,063
      520,000 Valeant Pharmaceuticals International, Subordinated Note,
              4.000%, 11/15/2013                                                444,600
    2,750,000 Valeant Pharmaceuticals International, Senior Note,
              7.000%, 12/15/2011                                              2,722,500
                                                                        ---------------
                                                                              6,579,622
                                                                        ---------------
              Pipelines -- 0.8%
    1,639,000 Kinder Morgan Energy Partners, LP,
              7.125%, 3/15/2012                                               1,746,841
                                                                        ---------------
              Real Estate Investment Trusts -- 2.8%
      195,000 Colonial Realty, LP, Senior Note,
              4.750%, 2/01/2010                                                 187,976
    1,350,000 Colonial Realty, LP, Senior Note,
              5.500%, 10/01/2015                                              1,292,719
    1,180,000 EOP Operating, LP, Guaranteed Note,
              4.650%, 10/01/2010                                              1,128,801
    1,250,000 iStar Financial, Inc., Senior Note,
              6.000%, 12/15/2010                                              1,257,981
    1,100,000 Reckson Operating Partnership LP,
              6.000%, 3/31/2016                                               1,091,179
    1,340,000 Simon Property Group, LP,
              6.375%, 11/15/2007                                              1,359,401
                                                                        ---------------
                                                                              6,318,057
                                                                        ---------------
              Sovereigns -- 1.0%
    3,685,000 Kingdom of Norway,
              5.500%, 5/15/2009 (NOK)                                           593,142
   13,015,000 Kingdom of Sweden,
              4.000%, 12/01/2009 (SEK)                                        1,709,989
                                                                        ---------------
                                                                              2,303,131
                                                                        ---------------
              Supermarkets -- 2.7%
      370,000 Albertson's, Inc.,
              7.750%, 6/15/2026                                                 333,534
    1,535,000 Albertson's, Inc., Senior Note,
              7.450%, 8/01/2029                                               1,355,483
      610,000 Albertson's, Inc., Senior Note,
              8.000%, 5/01/2031(c)                                              567,825
       35,000 Albertson's, Inc., Senior Note,
              8.700%, 5/01/2030                                                  34,137
      270,000 Albertson's, Inc., Series C, (MTN),
              6.625%, 6/01/2028                                                 217,553
      125,000 American Stores Co.,
              8.000%, 6/01/2026                                                 121,100
    2,010,000 Delhaize America, Inc.,
              9.000%, 4/15/2031                                               2,324,937
    1,015,000 Kroger Co. (The),
              7.500%, 4/01/2031                                               1,115,462
                                                                        ---------------
                                                                              6,070,031
                                                                        ---------------

  Principal
   Amount+    Description                                             Value (a)
----------------------------------------------------------------------------------
              Technology -- 0.5%
$     665,000 Corning, Inc.,
              6.200%, 3/15/2016                                    $       664,969
      440,000 Xerox Corp.,
              6.400%, 3/15/2016                                            436,700
                                                                   ---------------
                                                                         1,101,669
                                                                   ---------------
              Transportation Services -- 0.1%
      195,000 Overseas Shipholding Group, Senior Note,
              7.500%, 2/15/2024                                            194,512
                                                                   ---------------
              Treasuries -- 9.8%
    1,450,000 U.S. Treasury Bond,
              4.000%, 2/15/2014(c)                                       1,367,192
    4,000,000 U.S. Treasury Bond,
              5.250%, 2/15/2029(c)                                       4,107,188
    5,015,000 U.S. Treasury Bond,
              5.375%, 2/15/2031(c)                                       5,279,070
    4,570,000 U.S. Treasury Note,
              4.250%, 10/31/2007(c)                                      4,528,226
      620,000 U.S. Treasury Note,
              4.250%, 11/15/2014(c)                                        592,584
    1,205,000 U.S. Treasury Note,
              4.375%, 12/15/2010(c)                                      1,181,982
    3,020,000 U.S. Treasury Note,
              4.500%, 2/15/2016(c)                                       2,937,185
    2,290,000 U.S. Treasury Note,
              2.875%, 11/30/2006(c)                                      2,260,480
                                                                   ---------------
                                                                        22,253,907
                                                                   ---------------
              Wireless -- 0.3%
      730,000 Sprint Capital Corp.,
              6.125%, 11/15/2008                                           742,945
                                                                   ---------------
              Wirelines -- 4.6%
    1,650,000 GTE Corp.,
              7.900%, 2/01/2027                                          1,725,263
    3,200,000 LCI International, Inc., Senior Note,
              7.250%, 6/15/2007                                          3,232,000
      210,000 Qwest Capital Funding, Inc.,
              6.500%, 11/15/2018                                           201,863
    1,240,000 Qwest Corp.,
              7.200%, 11/10/2026(c)                                      1,247,750
      850,000 Qwest Corp.,
              7.250%, 9/15/2025                                            871,250
      255,000 Qwest Corp.,
              7.250%, 10/15/2035(c)                                        254,681
    1,675,000 Qwest Corp.,
              7.500%, 6/15/2023                                          1,702,219
    1,135,000 Sprint Capital Corp.,
              6.875%, 11/15/2028                                         1,171,018
                                                                   ---------------
                                                                        10,406,044
                                                                   ---------------
              Total Bonds and Notes (Identified Cost $224,672,784)     220,393,528
                                                                   ---------------

                See accompanying notes to financial statements.

Investments as of March 31, 2006 (Unaudited)

   Shares/
  Principal
   Amount+    Description                                                              Value (a)
----------------------------------------------------------------------------------------------------
Short-Term Investments -- 18.1%
   35,959,987 State Street Navigator Securities Lending Prime Portfolio(e)          $    35,959,987
$   4,981,107 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 3/31/2006 at 2.95% to repurchased at
              $4,982,332 on 4/03/2006, collateralized by $3,680,000 U.S.
              Treasury Bond, 8.75% due 8/15/2020 valued at $5,084,189                     4,981,107
                                                                                    ---------------
              Total Short-Term Investments (Identified Cost $40,941,094)                 40,941,094
                                                                                    ---------------
              Total Investments -- 115.6%
              (Identified Cost $265,613,878)(b)                                         261,334,622
              Other assets less liabilities -- (15.6)%                                  (35,296,668)
                                                                                    ---------------
              Total Net Assets -- 100%                                              $   226,037,954
                                                                                    ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
              At March 31, 2006, the net unrealized depreciation on investments based on cost of $266,223,449 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value of tax cost                               1,365,526
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                            (6,254,353)
                                                                                    ---------------
              Net unrealized depreciation                                           $    (4,888,827)
                                                                                    ===============
          (c) All or a portion of this security was on loan to brokers at March 31,
              2006.
          (d) The Fund's investment in mortgage related securities of the
              Federal Home Loan Mortgage Corporation, Federal National
              Mortgage Association and Government National Mortgage
              Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
              presentation in the Portfolio of Investments.
          (e) Represents investment of securities lending collateral.
        FHLMC Federal Home Loan Mortgage Corporation
         FNMA Federal National Mortgage Association
         GNMA Government National Mortgage Association
          MTN Medium Term Note
         144A Securities exempt from registration under Rule 144A of the
              Securities Act of 1933. These securities may be resold in
              transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,625,311 or 1.2% of net assets.
            + Principal amount is in U.S. dollars unless otherwise noted.
          JPY Japanese Yen
          NOK Norwegian Krone
          SEK Swedish Krona

Holdings at March 31, 2006 as a Percentage of Net Assets

                      Mortgage Related              27.7%
                      Treasuries                     9.8
                      Electric                       8.0
                      Asset-Backed Securities        6.0
                      Mortgage Backed Securities     4.9
                      Wirelines                      4.6
                      Government Agencies            4.4
                      Automotive                     3.2
                      Pharmaceuticals                2.9
                      Real Estate Investment Trusts  2.8
                      Supermarkets                   2.7
                      Healthcare                     2.5
                      Paper                          2.2
                      Media Non-Cable                2.1
                      Others, less than 2% each     13.7

                See accompanying notes to financial statements.

          LOOMIS SAYLES HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2006 (Unaudited)

  Principal
   Amount+    Description                                                           Value (a)
------------------------------------------------------------------------------------------------
Bonds and Notes -- 89.6% of Net Assets
              Airlines -- 2.6%
$      35,000 AMR Corp., Senior Note,
              4.500%, 2/15/2024                                                  $        49,000
      225,000 AMR Corp., Senior Note, Convertible,
              4.250%, 9/23/2023                                                          378,844
       82,157 Continental Airlines, Inc., Series 1997-4, Class 4B,
              6.900%, 1/02/2017                                                           77,185
      154,100 Continental Airlines, Inc., Series 1998-1, Class 1B,
              6.748%, 3/15/2017                                                          142,547
       45,655 Continental Airlines, Inc., Series 1999-1, Class C,
              6.954%, 8/02/2009                                                           42,103
      148,123 Continental Airlines, Inc., Series 1999-2, Class B,
              7.566%, 3/15/2020                                                          140,232
      215,952 Continental Airlines, Inc., Series 2002-2, Class B,
              8.307%, 4/02/2018                                                          207,810
                                                                                 ---------------
                                                                                       1,037,721
                                                                                 ---------------
              Automotive -- 9.7%
       78,000 Delphi Automotive Systems Corp.,
              7.125%, 5/01/2029(d)(h)(i)                                                  47,970
      420,000 Ford Motor Co.,
              6.375%, 2/01/2029                                                          279,300
      815,000 Ford Motor Co.,
              6.625%, 10/01/2028                                                         546,050
      170,000 Ford Motor Co.,
              7.450%, 7/16/2031(d)                                                       126,225
      905,000 Ford Motor Credit Co.,
              5.700%, 1/15/2010(d)                                                       803,118
      185,000 Ford Motor Credit Co.,
              7.000%, 10/01/2013(d)                                                      165,465
      705,000 General Motors Acceptance Corp., (MTN),
              6.750%, 12/01/2014(d)                                                      634,645
      180,000 General Motors Acceptance Corp., Series E, (MTN),
              7.500%, 12/01/2006 (NZD)                                                   107,635
      405,000 General Motors Acceptance Corp.,
              8.000%, 11/01/2031                                                         382,766
      125,000 General Motors Acceptance Corp. of Canada, Ltd., Series E., (MTN),
              6.625%, 12/17/2010 (GBP)                                                   197,542
       10,000 GMAC International Finance BV,
              8.000%, 3/14/2007 (NZD)                                                      6,051
      430,000 Goodyear Tire & Rubber Co. (The),
              7.857%, 8/15/2011                                                          420,325
      110,000 Tenneco Automotive, Inc., Senior Subordinated Note,
              8.625%, 11/15/2014(d)                                                      110,000
                                                                                 ---------------
                                                                                       3,827,092
                                                                                 ---------------
              Banking -- 3.5%
    9,000,000 Barclays Financial LLC, 144A,
              4.100%, 3/22/2010 (THB)                                                    216,718
    7,000,000 Barclays Financial LLC, 144A,
              4.160%, 2/22/2010 (THB)                                                    168,882
      990,000 Citibank NA, 144A,
              15.000%, 7/02/2010 (BRL)                                                   498,797
      500,000 HSBC Bank USA, 144A,
              3.310%, 8/25/2010                                                          506,500
                                                                                 ---------------
                                                                                       1,390,897
                                                                                 ---------------
              Chemicals -- 3.0%
      450,000 Borden, Inc.,
              7.875%, 2/15/2023                                                          372,375

  Principal
   Amount+     Description                                                      Value (a)
--------------------------------------------------------------------------------------------
               Chemicals -- continued
$      550,000 Borden, Inc.,
               9.200%, 3/15/2021                                             $       500,500
       380,000 Hercules, Inc., Subordinated Note,
               6.500%, 6/30/2029                                                     300,200
                                                                             ---------------
                                                                                   1,173,075
                                                                             ---------------
               Construction Machinery -- 1.6%
       120,000 Great Lakes Dredge & Dock Corp., Senior Subordinated Note,
               7.750%, 12/15/2013                                                    112,200
       550,000 United Rentals North America, Inc., Senior Subordinated Note,
               7.000%, 2/15/2014                                                     529,375
                                                                             ---------------
                                                                                     641,575
                                                                             ---------------
               Consumer Products -- 0.3%
       125,000 LPG International, Inc., 144A,
               7.250%, 12/20/2015                                                    125,475
                                                                             ---------------
               Diversified Financial Services -- 0.2%
 1,436,358,000 JPMorgan Chase & Co., 144A,
               Zero Coupon, 3/28/2011 (IDR)                                           97,547
                                                                             ---------------
               Electric -- 0.6%
        40,000 Dynegy Holdings, Inc.,
               7.125%, 5/15/2018                                                      36,600
        90,000 NGC Corp.,
               7.625%, 10/15/2026                                                     82,350
       140,000 NGC Corp. Capital Trust, Series B,
               8.316%, 6/01/2027                                                     123,200
                                                                             ---------------
                                                                                     242,150
                                                                             ---------------
               Environmental -- 0.5%
       190,000 Allied Waste North America, Series B, Senior Note,
               5.750%, 2/15/2011(d)                                                  180,975
                                                                             ---------------
               Financial Services -- 0.7%
       250,000 Astoria Depositor Corp., 144A,
               8.144%, 5/01/2021                                                     262,500
                                                                             ---------------
               Healthcare -- 0.9%
       150,000 Columbia/HCA, Inc.,
               7.500%, 12/15/2023                                                    145,667
       200,000 Columbia/HCA, Inc., (MTN),
               7.580%, 9/15/2025                                                     193,642
                                                                             ---------------
                                                                                     339,309
                                                                             ---------------
               Home Construction -- 2.4%
       300,000 K Hovnanian Enterprises, Inc.,
               6.250%, 1/15/2015                                                     274,858
       100,000 K Hovnanian Enterprises, Inc., Senior Note,
               6.250%, 1/15/2016                                                      90,647
       590,000 KB Home,
               7.250%, 6/15/2018                                                     580,467
                                                                             ---------------
                                                                                     945,972
                                                                             ---------------
               Independent Energy -- 1.2%
        70,000 Chesapeake Energy Corp., Senior Note,
               6.375%, 6/15/2015                                                      68,863
       200,000 Chesapeake Energy Corp., 144A,
               6.500%, 8/15/2017                                                     197,500
        60,000 NRG Energy, Inc.,
               7.250%, 2/01/2014                                                      60,975
       165,000 NRG Energy, Inc.,
               7.375%, 2/01/2016                                                     168,506
                                                                             ---------------
                                                                                     495,844
                                                                             ---------------

                See accompanying notes to financial statements.

Investments as of March 31, 2006 (Unaudited)

  Principal
   Amount+    Description                                           Value (a)
--------------------------------------------------------------------------------
              Integrated Energy -- 1.4%
$     265,000 Cerro Negro Finance, Ltd., 144A,
              7.900%, 12/01/2020                                 $       259,700
      300,000 Petrozuata Finance, Inc., Series B, 144A,
              8.220%, 4/01/2017                                          295,500
                                                                 ---------------
                                                                         555,200
                                                                 ---------------
              Lodging & Gaming -- 0.2%
       80,000 Host Marriott, LP, Guaranteed Note, Series O,
              6.375%, 3/15/2015(d)                                        78,700
                                                                 ---------------
              Media Cable -- 4.5%
      550,000 CSC Holdings, Inc., Senior Note,
              7.625%, 7/15/2018(d)                                       543,813
      250,000 NTL Cable PLC,
              9.750%, 4/15/2014 (GBP)                                    456,067
      175,000 PanAmSat Corp.,
              6.875%, 1/15/2028                                          155,750
      650,000 Rogers Cable, Inc., Senior Note,
              5.500%, 3/15/2014                                          615,875
                                                                 ---------------
                                                                       1,771,505
                                                                 ---------------
              Oil Field Services -- 0.3%
      110,000 North American Energy Partners, Inc., Senior Note,
              8.750%, 12/01/2011                                         107,250
                                                                 ---------------
              Packaging -- 1.2%
      350,000 Owens-Illinois, Inc., Senior Note,
              7.500%, 5/15/2010(d)                                       354,375
      135,000 Owens-Illinois, Inc., Senior Note,
              7.800%, 5/15/2018                                          133,988
                                                                 ---------------
                                                                         488,363
                                                                 ---------------
              Paper -- 5.5%
      215,000 Abitibi-Consolidated, Inc.,
              7.500%, 4/01/2028                                          178,450
      250,000 Abitibi-Consolidated, Inc.,
              8.500%, 8/01/2029                                          218,750
      210,000 Advance Agro PCL, 144A,
              11.000%, 12/19/2012                                        218,925
      685,000 Bowater, Inc.,
              6.500%, 6/15/2013(d)                                       638,762
       75,000 Georgia-Pacific Corp.,
              7.250%, 6/01/2028                                           70,875
      120,000 Georgia-Pacific Corp.,
              7.375%, 12/01/2025                                         115,200
      300,000 Georgia-Pacific Corp.,
              7.750%, 11/15/2029(d)                                      294,000
      120,000 Georgia-Pacific Corp.,
              8.000%, 1/15/2024                                          121,050
      305,000 Georgia-Pacific Corp.,
              8.875%, 5/15/2031                                          327,875
                                                                 ---------------
                                                                       2,183,887
                                                                 ---------------
              Pharmaceuticals -- 9.6%
      185,000 Bristol-Myers Squibb Co.,
              5.750%, 10/01/2011                                         187,033
       85,000 Elan Capital Corp., Ltd., Convertible,
              6.500%, 11/10/2008                                         174,463
      440,000 Elan Finance Corp., Senior Note,
              7.750%, 11/15/2011                                         416,900
      300,000 Enzon, Inc.,
              4.500%, 7/01/2008                                          279,375

  Principal
   Amount+    Description                                                          Value (a)
-----------------------------------------------------------------------------------------------
              Pharmaceuticals -- continued
$     127,000 EPIX Pharmaceuticals, Inc., Senior Note, Convertible,
              3.000%, 6/15/2024                                                 $        81,598
       50,000 Incyte Corp., Convertible,
              3.500%, 2/15/2011                                                          40,875
      360,000 Inhale Therapeutic Systems, Inc., Subordinated Note, Convertible,
              3.500%, 10/17/2007                                                        351,450
      202,000 IVAX Corp., Senior Subordinated Note, Convertible,
              4.500%, 5/15/2008                                                         204,525
      210,000 Merck & Co., Inc.,
              4.750%, 3/01/2015                                                         196,963
      250,000 Pharma Services Intermediate Holdings Corp., Senior Note,
              Convertible,
              0.00% (step to 11.50% on 4/01/2009), 4/01/2014(e)                         224,687
      345,000 Regeneron Pharmaceuticals, Inc., Subordinated Note, Convertible,
              5.500%, 10/17/2008                                                        337,237
      190,000 Valeant Pharmaceuticals International, Subordinated Note,
              Convertible,
              3.000%, 8/16/2010                                                         165,063
      445,000 Valeant Pharmaceuticals International, Subordinated Note,
              Convertible,
              4.000%, 11/15/2013                                                        380,475
      310,000 Vertex Pharmaceuticals, Inc., 144A, Convertible,
              5.750%, 2/15/2011                                                         765,312
                                                                                ---------------
                                                                                      3,805,956
                                                                                ---------------
              Pipelines -- 2.2%
      915,000 El Paso CGP, Co., 144A,
              6.950%, 6/01/2028                                                         864,675
                                                                                ---------------
              Retailers -- 2.0%
      250,000 Dillard's, Inc.,
              6.625%, 1/15/2018                                                         233,750
      765,000 Toys R US, Inc.,
              7.375%, 10/15/2018                                                        562,275
                                                                                ---------------
                                                                                        796,025
                                                                                ---------------
              Sovereigns -- 7.0%
    1,190,000 Republic of Argentina,
              2.000%, 9/30/2014 (ARS)(c)                                                398,276
      520,000 Republic of Brazil,
              8.250%, 1/20/2034(d)                                                      573,040
    4,420,000 United Mexican States,
              8.000%, 12/07/2023 (MXN)                                                  380,148
   14,850,000 United Mexican States,
              9.000%, 12/20/2012 (MXN)                                                1,406,156
                                                                                ---------------
                                                                                      2,757,620
                                                                                ---------------
              Supermarkets -- 2.5%
       95,000 Albertson's, Inc.,
              7.750%, 6/15/2026                                                          85,637
      705,000 Albertson's, Inc., Senior Note,
              7.450%, 8/01/2029                                                         622,551
      130,000 Albertson's, Inc., Senior Note,
              8.000%, 5/01/2031(d)                                                      121,012
       25,000 Albertson's, Inc., Senior Note,
              8.700%, 5/01/2030                                                          24,384
      120,000 Albertson's, Inc., Series C, (MTN),
              6.625%, 6/01/2028                                                          96,690
       50,000 American Stores Co.,
              8.000%, 6/01/2026                                                          48,440
                                                                                ---------------
                                                                                        998,714
                                                                                ---------------

                See accompanying notes to financial statements.

Investments as of March 31, 2006 (Unaudited)

  Principal
   Amount+    Description                                                          Value (a)
-----------------------------------------------------------------------------------------------
              Supranational -- 4.5%
$   6,000,000 Inter-American Development Bank, Series E, (MTN),
              Zero Coupon, 5/11/2009 (BRL)                                      $     1,788,355
                                                                                ---------------
              Technology -- 9.0%
      105,000 Amkor Technology, Inc.,
              5.000%, 3/15/2007(d)                                                      102,506
      125,000 Amkor Technology, Inc., Senior Note,
              7.750%, 5/15/2013(d)                                                      115,000
       40,000 Ciena Corp., Convertible,
              3.750%, 2/01/2008                                                          37,800
      225,000 Corning, Inc.,
              5.900%, 3/15/2014                                                         222,184
      270,000 Corning, Inc.,
              6.200%, 3/15/2016                                                         269,987
      155,000 Corning, Inc.,
              6.850%, 3/01/2029(d)                                                      158,055
      215,000 Kulicke & Soffa Industries, Inc., Subordinated Note, Convertible,
              0.500%, 11/30/2008                                                        184,362
       25,000 Kulicke & Soffa Industries, Inc., Subordinated Note, Convertible,
              1.000%, 6/30/2010                                                          23,188
      910,000 Lucent Technologies, Inc.,
              6.450%, 3/15/2029                                                         821,275
      293,000 Maxtor Corp., Subordinated Note,
              5.750%, 3/01/2012(f)                                                      269,560
      300,000 Nortel Networks Corp., Guaranteed Senior Note,
              4.250%, 9/01/2008(d)                                                      283,125
      425,000 Nortel Networks Corp.,
              6.875%, 9/01/2023                                                         388,875
       40,000 Northern Telecom Capital Corp.,
              7.875%, 6/15/2026                                                          38,600
      210,000 Sanmina-SCI Corp.,
              8.125%, 3/01/2016                                                         212,100
      100,000 SCI Systems, Inc., Subordinated Note, Convertible,
              3.000%, 3/15/2007                                                          96,750
      105,000 Unisys Corp.,
              6.875%, 3/15/2010(d)                                                      102,113
      145,000 Unisys Corp., Senior Note,
              8.000%, 10/15/2012                                                        142,463
      100,000 Xerox Corp.,
              6.400%, 3/15/2016                                                          99,250
                                                                                ---------------
                                                                                      3,567,193
                                                                                ---------------
              Transportation Services -- 4.1%
      275,000 American President Cos., Ltd., Senior Note,
              8.000%, 1/15/2024                                                         272,937
      250,000 Bombardier Capital Funding, LP,
              6.750%, 5/14/2009 (GBP)                                                   434,350
      300,000 Overseas Shipholding Group, Senior Note,
              7.500%, 2/15/2024                                                         299,250
      295,000 Stena AB, Senior Note,
              7.000%, 12/01/2016                                                        277,300
      350,000 Stena AB, Senior Note,
              7.500%, 11/01/2013                                                        345,625
                                                                                ---------------
                                                                                      1,629,462
                                                                                ---------------
              Treasuries -- 0.9%
      350,000 U.S. Treasury Note,
              4.375%, 12/31/2007(d)                                                     347,211
                                                                                ---------------

  Principal
   Amount+    Description                                               Value (a)
------------------------------------------------------------------------------------
              Wireless -- 1.0%
$     435,000 Level 3 Communications, Inc., Convertible,
              2.875%, 7/15/2010                                      $       388,781
        5,000 Level 3 Communications, Inc., Convertible,
              6.000%, 3/15/2010(d)                                             3,969
       20,000 Level 3 Communications, Inc., 144A,
              11.500%, 3/01/2010(d)                                           19,450
                                                                     ---------------
                                                                             412,200
                                                                     ---------------
              Wirelines -- 6.5%
       65,000 Cincinnati Bell Telephone Co.,
              6.300%, 12/01/2028                                              59,962
       50,000 Cincinnati Bell, Inc.,
              8.375%, 1/15/2014(d)                                            50,813
       95,000 Citizens Communications Co.,
              7.000%, 11/01/2025                                              83,837
      375,000 Qwest Capital Funding, Inc.,
              6.875%, 7/15/2028                                              360,000
       75,000 Qwest Capital Funding, Inc., Guaranteed Note,
              7.000%, 8/03/2009(d)                                            76,125
    1,890,000 Qwest Capital Funding, Inc.,
              7.750%, 2/15/2031                                            1,923,075
                                                                     ---------------
                                                                           2,553,812
                                                                     ---------------
              Total Bonds and Notes (Identified Cost $32,627,255)         35,466,260
                                                                     ---------------
   Shares
------------------------------------------------------------------------------------
Preferred Stocks -- 5.1%
              Electric -- 1.7%
        6,475 AES Trust III, Convertible,
              6.750%, 10/15/2029                                             302,124
        8,000 CMS Energy Trust I, Convertible,
              7.750%, 7/15/2027                                              392,000
                                                                     ---------------
                                                                             694,124
                                                                     ---------------
              Packaging -- 0.6%
        6,500 Owens-Illinois, Inc., Convertible,
              4.750%,                                                        224,900
                                                                     ---------------
              Pipelines -- 1.9%
        9,500 El Paso Energy Capital Trust I, Convertible,
              4.750%, 3/31/2028                                              342,000
        4,000 Williams Holdings of Delaware, Convertible,
              5.500%, 6/01/2033                                              404,000
                                                                     ---------------
                                                                             746,000
                                                                     ---------------
              Technology -- 0.6%
          225 Lucent Technologies Capital Trust I, Convertible,
              7.750%, 3/15/2017(d)                                           225,084
                                                                     ---------------
              Wirelines -- 0.3%
        3,425 Philippine Long Distance Telephone Co., Sponsored GDR,
              Convertible(d)                                                 128,677
                                                                     ---------------
              Total Preferred Stocks (Identified Cost $1,736,428)          2,018,785
                                                                     ---------------
   Shares
------------------------------------------------------------------------------------
Common Stocks -- 1.6%
              Investment Companies -- 0.1%
        2,175 High Income Opportunity Fund, Inc.                              13,485
        3,835 Morgan Stanley Emerging Markets Debt Fund, Inc.(d)              39,923
                                                                     ---------------
                                                                              53,408
                                                                     ---------------

                See accompanying notes to financial statements.

Investments as of March 31, 2006 (Unaudited)

   Shares     Description                                                              Value (a)
----------------------------------------------------------------------------------------------------
              Metals & Mining -- 0.1%
          900 Companhia Vale do Rio Doce, ADR                                       $        43,677
                                                                                    ---------------
              Pharmaceuticals -- 1.4%
        8,800 Bristol-Myers Squibb Co.                                                      216,568
        6,875 Merck & Co., Inc.                                                             242,206
        1,717 Teva Pharmaceutical Industries, Ltd., Sponsored ADR                            70,706
                                                                                    ---------------
                                                                                            529,480
                                                                                    ---------------
              Total Common Stocks (Identified Cost $452,996)                                626,565
                                                                                    ---------------
   Shares/
  Principal
   Amount+
----------------------------------------------------------------------------------------------------
Short-Term Investments -- 17.6%
    5,449,209 State Street Navigator Securities Lending Prime Portfolio(g)          $     5,449,209
$   1,500,778 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 3/31/2006 at 2.95% to be repurchased at
              $1,501,147 on 4/03/2006, collateralized by $1,110,000 U.S.
              Treasury Bond, 8.75% due 8/15/2020 valued at $1,533,546                     1,500,778
                                                                                    ---------------
              Total Short-Term Investments (Identified Cost $6,949,987)                   6,949,987
                                                                                    ---------------
              Total Investments -- 113.9%
              (Identified Cost $41,766,666)(b)                                           45,061,597
              Other assets less liabilities--(13.9)%                                     (5,491,752)
                                                                                    ---------------
              Net Assets -- 100%                                                    $    39,569,845
                                                                                    ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information: (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in
              REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.): At
              March 31, 2006, the net unrealized appreciation on investments based on cost of $41,771,523 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value of tax cost                               3,919,544
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                              (629,470)
                                                                                    ---------------
              Net unrealized appreciation                                           $     3,290,074
                                                                                    ===============
          (c) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).
          (d) All or a portion of this security was on loan to brokers at March 31,
              2006.
          (e) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date.
          (f) Illiquid security. At March 31, 2006, the value of this security amounted to $269,560 or 0.7% of net assets.
          (g) Represents investment of securities lending collateral.
          (h) Issuer filed petition under Chapter 11 of the Federal Bankruptcy
              Code.
          (i) Security is in default of principal and/or interest payments.
            + Principal amount is in U.S. dollars unless otherwise noted.

ADR/GDR An American Depositary Receipt (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.
    MTN Medium Term Note
   144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,497,481 or
        11.4% of net assets.
    ARS Argentine Peso
    BRL Brazilian Real
    GBP British Pound
    IDR Indonesian Rupiah
    MXN Mexican Peso
    NZD New Zealand Dollar
    THB Thailand Baht

Holdings at March 31, 2006 as a Percentage of Net Assets

                        Pharmaceuticals           11.0%
                        Automotive                 9.7
                        Technology                 9.6
                        Sovereigns                 7.0
                        Wirelines                  6.8
                        Paper                      5.5
                        Supranational              4.5
                        Media Cable                4.5
                        Transportation Services    4.1
                        Pipelines                  4.1
                        Banking                    3.5
                        Chemicals                  3.0
                        Airlines                   2.6
                        Supermarkets               2.5
                        Home Construction          2.4
                        Electric                   2.3
                        Retailers                  2.0
                        Others, less than 2% each 11.2

                See accompanying notes to financial statements.

             LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND
                           PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2006 (Unaudited)

  Principal
   Amount     Description                                                           Value (a)
------------------------------------------------------------------------------------------------
Bonds and Notes -- 99.6% of Net Assets
              Asset-Backed Securities -- 6.1%
$   1,035,000 Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3,
              4.615%, 2/25/2035                                                  $       996,472
    2,200,000 Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2,
              5.549%, 4/25/2036                                                        2,197,250
      922,369 Residential Asset Mortgage Products, Inc., Series 2003-RZ5,
              Class A3,
              3.800%, 7/25/2030                                                          917,569
    1,195,535 Residential Funding Mortgage Securities II, Series 2004-HI3,
              Class A3,
              3.810%, 8/25/2017                                                        1,184,353
    1,303,405 Residential Funding Mortgage Securities II, Series 2003-HI4,
              Class A14,
              4.590%, 4/25/2018                                                        1,297,449
      670,000 Residential Funding Mortgage Securities II, Series 2004-HI3,
              Class A4,
              4.630%, 1/25/2020                                                          659,661
      660,000 Residential Funding Mortgage Securities II, Series 2005-HI3,
              Class A4,
              5.490%, 9/25/2035                                                          643,824
      853,476 Residential Funding Mortgage Securities II, Inc., Series 2002-HI5,
              Class A7, 5.700%, 1/25/2028                                                857,919
                                                                                 ---------------
                                                                                       8,754,497
                                                                                 ---------------
              Government Agencies -- 7.3%
    2,935,000 Federal Farm Credit Bank,
              2.375%, 10/02/2006                                                       2,895,650
    4,200,000 Federal Home Loan Bank,
              3.625%, 11/14/2008(c)                                                    4,052,983
    3,000,000 FNMA,
              5.500%, 5/02/2006                                                        3,000,951
      600,000 FNMA,
              6.625%, 9/15/2009                                                          627,673
                                                                                 ---------------
                                                                                      10,577,257
                                                                                 ---------------
              Mortgage Related -- 57.2%
      922,360 FHLMC,
              4.500%, 5/01/2034                                                          852,958
   11,663,732 FHLMC,
              5.000%, with various maturities to 2035(d)                              11,273,012
    3,050,522 FHLMC,
              5.500%, 12/01/2034                                                       2,982,959
      278,799 FHLMC,
              6.000%, 11/01/2019                                                         282,108
   15,642,759 FHLMC,
              6.500%, with various maturities to 2034(d)                              15,963,231
      371,406 FHLMC,
              7.000%, 2/01/2016                                                          381,937
       67,072 FHLMC,
              7.500%, with various maturities to 2026(d)                                  69,866
       51,414 FHLMC,
              8.000%, with various maturities to 2015(d)                                  53,677
        7,169 FHLMC,
              10.000%, 7/01/2019                                                           7,852
      392,444 FHLMC,
              11.500%, with various maturities to 2020(d)                                424,805
   16,856,540 FNMA,
              4.000%, with various maturities to 2019(d)                              15,794,101
    3,217,707 FNMA,
              4.500%, with various maturities to 2035(d)                               3,016,083

  Principal
   Amount     Description                                             Value (a)
-------------------------------------------------------------------------------------
              Mortgage Related -- continued
$   8,565,078 FNMA,
              5.000%, with various maturities to 2035(d)           $     8,156,085
    4,852,018 FNMA,
              5.500%, with various maturities to 2034(d)                 4,760,594
    5,862,756 FNMA,
              6.000%, with various maturities to 2034(d)                 5,922,166
    9,053,448 FNMA,
              6.500%, with various maturities to 2034(d)                 9,241,967
      401,393 FNMA,
              7.000%, 12/01/2022                                           417,351
      943,256 FNMA,
              7.500%, with various maturities to 2032(d)                   986,012
      158,177 FNMA,
              8.000%, with various maturities to 2016(d)                   167,988
      183,021 GNMA,
              6.000%, 12/15/2031                                           185,307
      729,259 GNMA,
              6.500%, 5/15/2031                                            756,659
      669,953 GNMA,
              7.000%, with various maturities to 2029(d)                   698,668
       40,478 GNMA,
              9.000%, with various maturities to 2009(d)                    41,665
       13,529 GNMA,
              9.500%, 8/15/2009                                             14,179
          609 GNMA,
              10.000%, 9/15/2016                                               670
       11,654 GNMA,
              12.500%, with various maturities to 2015(d)                   12,898
      187,345 GNMA,
              16.000%, with various maturities to 2012(d)                  213,441
       78,770 GNMA,
              17.000%, with various maturities to 2011(d)                   91,081
                                                                   ---------------
                                                                        82,769,320
                                                                   ---------------
              Treasuries -- 29.0%
    5,155,000 U.S. Treasury Bond,
              7.250%, 5/15/2016(c)                                       6,096,592
    3,830,000 U.S. Treasury Note,
              2.375%, 8/15/2006(c)                                       3,796,637
    1,290,000 U.S. Treasury Note,
              2.500%, 10/31/2006(c)                                      1,272,817
    3,200,000 U.S. Treasury Note,
              2.750%, 7/31/2006(c)                                       3,179,626
    8,095,000 U.S. Treasury Note,
              3.000%, 12/31/2006(c)                                      7,984,009
    1,000,000 U.S. Treasury Note,
              3.125%, 10/15/2008(c)                                        959,766
   12,765,000 U.S. Treasury Note,
              3.375%, 2/28/2007(c)                                      12,595,468
    1,930,000 U.S. Treasury Note,
              6.125%, 8/15/2007(c)                                       1,961,664
      750,000 U.S. Treasury Note,
              6.625%, 5/15/2007                                            764,062
    4,000,000 U.S. Treasury STRIPS, Zero Coupon,
              11/15/2009                                                 3,350,160
                                                                   ---------------
                                                                        41,960,801
                                                                   ---------------
              Total Bonds and Notes (Identified Cost $146,745,510)     144,061,875
                                                                   ---------------

                See accompanying notes to financial statements.

             LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND
                     PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2006 (unaudited)

   Shares/
  Principal
   Amount     Description                                                              Value (a)
----------------------------------------------------------------------------------------------------
Short-Term Investments -- 26.3%
   37,732,576 State Street Navigator Securities Lending Prime Portfolio(e)          $    37,732,576
$     297,608 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 03/31/2006 at 2.950% to be repurchased at
              $297,681 on 04/03/2006, collateralized by $325,000 U.S.
              Treasury Note, 3.625% due 05/15/2013 valued at $305,153                       297,608
                                                                                    ---------------
              Total Short-Term Investments (Identified Cost $38,030,184)                 38,030,184
                                                                                    ---------------
              Total Investments -- 125.9%
              (Identified Cost $184,775,694)(b)                                         182,092,059
              Other assets less liabilities -- (25.9)%                                  (37,491,952)
                                                                                    ---------------
              Net Assets -- 100%                                                    $   144,600,107
                                                                                    ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information: (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.): At
              March 31, 2006, the net unrealized depreciation on investments based on cost of $185,149,002 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value of tax cost                                 247,596
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                            (3,304,539)
                                                                                    ---------------
              Net unrealized depreciation                                           $    (3,056,943)
                                                                                    ===============
          (c) All or a portion of this security was on loan to brokers at March 31,
              2006.
          (d) The Fund's investment in mortgage related securities of the
              Federal Home Loan Mortgage Corporation, Federal National
              Mortgage Association and Government National Mortgage
              Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of
              presentation in the Portfolio of Investments.
          (e) Represents investment of securities lending collateral.
        FHLMC Federal Home Loan Mortgage Corporation
         FNMA Federal National Mortgage Association
         GNMA Government National Mortgage Association
       STRIPS Separate Trading of Registered Interest and Principal of Securities

Holdings at March 31, 2006 as a Percentage of Net Assets

                         Mortgage Related        57.2%
                         Treasuries              29.0
                         Government Agencies      7.3
                         Asset-Backed Securities  6.1

                See accompanying notes to financial statements.

               LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
                           PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2006 (Unaudited)

  Principal
   Amount     Description                                      Value (a)
---------------------------------------------------------------------------
Tax Exempt Obligations -- 97.5% of Net Assets
              Highlands County, FL, Health Facilities Authority -- 1.4%
$   1,000,000 Adventis Health System,
              5.875%, 11/15/2029                            $     1,070,440
                                                            ---------------
              Martha's Vineyard, MA -- 1.4%
    1,000,000 Land Bank Revenue,
              5.000%, 5/01/2032 (AMBAC insured)                   1,031,800
                                                            ---------------
              Massachusetts -- 6.2%
    4,000,000 State Refunding Series A,
              6.500%, 11/01/2014 (AMBAC insured)                  4,706,840
                                                            ---------------
              Massachusetts Bay Transportation Authority -- 4.4%
    2,500,000 Series A,
              5.000%, 7/01/2032                                   2,657,950
      630,000 Series A, Unrefunded,
              5.250%, 7/01/2030                                     657,638
                                                            ---------------
                                                                  3,315,588
                                                            ---------------
              Massachusetts Development Finance Agency -- 17.2%
    2,000,000 Cambridge Street Development Series A,
              5.125%, 2/01/2034 (MBIA insured)                    2,074,680
    1,000,000 Hampshire College,
              5.625%, 10/01/2024                                  1,055,540
    4,000,000 Mount Holyoke College,
              5.250%, 7/01/2031                                   4,201,160
    2,800,000 Refunding Springfield Resource Recovery-A,
              5.625%, 6/01/2019                                   2,921,072
    1,100,000 Visual and Performing Arts,
              6.000%, 8/01/2021                                   1,294,590
    1,500,000 WGBH Educational Foundation Series A,
              5.375%, 1/01/2042 (AMBAC insured)                   1,578,015
                                                            ---------------
                                                                 13,125,057
                                                            ---------------
              Massachusetts Health & Educational Facilities
              Authority -- 34.4%
    1,160,000 Baystate Medical Center Series F,
              5.700%, 7/01/2027                                   1,213,070
    2,000,000 Boston University,
              5.000%, 10/01/2039                                  2,054,280
    2,200,000 Catholic Health East,
              5.500%, 11/15/2032                                  2,300,166
    3,000,000 Harvard University Series N,
              6.250%, 4/01/2020                                   3,663,480
    2,845,000 Nichols College Series C,
              6.000%, 10/01/2017                                  2,988,416
    2,000,000 Partners Healthcare Systems Series B,
              5.250%, 7/01/2029                                   2,078,480
    2,500,000 Partners Healthcare Systems Series C,
              5.750%, 7/01/2021                                   2,726,325
    1,500,000 Tufts University Series I,
              5.250%, 2/15/2030                                   1,571,880
    1,000,000 University of Massachusetts Project Series C,
              5.250%, 10/01/2031 (MBIA insured)                   1,058,510
    2,000,000 University of Massachusetts Series C,
              5.125%, 10/01/2034 (FGIC insured)                   2,082,220
    2,000,000 Wellesley College Series F,
              5.125%, 7/01/2039                                   2,057,500
    1,315,000 Wheaton College Series E,
              5.000%, 7/01/2017                                   1,374,491

  Principal
   Amount     Description                                                   Value (a)
----------------------------------------------------------------------------------------
              Massachusetts Health & Educational Facilities
              Authority -- continued
$   1,030,000 Williams College Series H,
              5.000%, 7/01/2017                                          $     1,086,835
                                                                         ---------------
                                                                              26,255,653
                                                                         ---------------
              Massachusetts Housing Finance Agency -- 0.5%
      395,000 Single Family Mortgage Series 21,
              7.125%, 6/01/2025                                                  395,328
                                                                         ---------------
              Massachusetts Port Authority -- 4.0%
    1,750,000 Delta Air Lines, Inc. Project Series A,
              5.500%, 1/01/2019 (AMBAC insured)                                1,818,670
    1,200,000 Series A,
              5.000%, 7/01/2033 (MBIA insured)                                 1,228,440
                                                                         ---------------
                                                                               3,047,110
                                                                         ---------------
              Massachusetts Water Resources Authority -- 6.5%
    1,000,000 General Series A,
              5.250%, 8/01/2020 (MBIA insured)                                 1,088,130
    3,240,000 Series A,
              6.500%, 7/15/2019 (FGIC insured)                                 3,850,837
                                                                         ---------------
                                                                               4,938,967
                                                                         ---------------
              Michigan Hospital Finance Authority -- 2.1%
    1,500,000 Oakwood Obligated Group,
              5.500%, 11/01/2017                                               1,600,260
                                                                         ---------------
              New England Education Loan Marketing -- 4.1%
    3,000,000 Student Loan Revenue Bond Sub-Issue H,
              6.900%, 11/01/2009                                               3,136,350
                                                                         ---------------
              New Jersey Economic Development Authority -- 2.2%
    1,610,000 Series A,
              5.625%, 6/15/2018                                                1,684,173
                                                                         ---------------
              Puerto Rico Commonwealth Aqueduct & Sewer
              Authority -- 4.4%
    3,000,000 Aqueduct & Sewer Authority,
              6.250%, 7/01/2013                                                3,382,230
                                                                         ---------------
              Puerto Rico Public Finance Corp. -- 4.2%
    3,000,000 Commonwealth Appropriation Series A,
              5.750%, 8/01/2027(c)                                             3,224,940
                                                                         ---------------
              Tennessee Housing Development Agency -- 1.4%
    1,000,000 Series A, 5.200%, 7/01/2023                                      1,034,340
                                                                         ---------------
              University of Massachusetts Building Authority -- 3.1%
    2,200,000 SR - Series 1,
              5.250%, 11/01/2028 (AMBAC insured)                               2,341,108
                                                                         ---------------
              Total Tax Exempt Obligations (Identified Cost $70,758,694)      74,290,184
                                                                         ---------------

                See accompanying notes to financial statements.

               LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
                     PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2006 (Unaudited)

  Principal
   Amount     Description                                                            Value (a)
--------------------------------------------------------------------------------------------------
Short-Term Investment -- 1.2%
$     948,123 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 3/31/2006 at 2.95% to be repurchased at
              $948,356 on 4/03/2006, collateralized by $1,030,000 U.S.
              Treasury Bond, 3.625% due 5/15/2013 valued at $967,099
              (Identified Cost $948,123)                                          $       948,123
                                                                                  ---------------
              Total Investments -- 98.7%
              (Identified Cost $71,706,817)(b)                                         75,238,307
              Other assets less liabilities -- 1.3%                                       961,687
                                                                                  ---------------
              Net Assets -- 100%                                                  $    76,199,994
                                                                                  ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
              At March 31, 2006, the net unrealized depreciation on investments based on cost of $71,706,421 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value of tax cost                             3,638,951
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                            (107,065)
                                                                                  ---------------
              Net unrealized appreciation                                         $     3,531,886
                                                                                  ===============
          (c) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).
        AMBAC American Municipal Bond Assurance Corporation
         FGIC Financial Guarantee Insurance Company
         MBIA Municipal Bond Investors Assurance Corporation

Holdings at March 31, 2006 as a Percentage of Net Assets

                    Colleges & Universities            32.1%
                    Water & Sewerage                   10.9
                    Hospital                           10.9
                    State General Obligation           10.4
                    Pre-Refunded                        8.6
                    Student Loan                        4.1
                    Airport                             4.0
                    Resource Recovery                   3.9
                    Hospital-Obligated Group            3.5
                    Redevelopment Agency/Urban Renewal  2.7
                    Special Tax                         2.2
                    Others, less than 2% each           4.2

                See accompanying notes to financial statements.

        LOOMIS SAYLES MUNICIPAL INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2006 (Unaudited)

  Principal
   Amount     Description                                                              Value (a)
------------------------------------------------------------------------------------------------------
Tax Exempt Obligations -- 97.9% of Net Assets
              California -- 7.8%
$   1,000,000 California Health Facilities Financing Authority, Multiple Obligors,
              4.950%, 7/01/2026                                                     $     1,032,710
    1,000,000 California Health Facilities Financing Authority
              (Cedar-Sinai Medical Center),
              5.000%, 11/15/2027                                                          1,019,840
    2,000,000 California State,
              5.125%, 6/01/2027                                                           2,060,540
    1,000,000 California State Public Works Board (Coalinga State Hospital),
              5.000%, 6/01/2010                                                           1,044,110
    2,655,000 California Statewide Communities Development Authority,
              5.250%, 7/01/2023                                                           2,832,407
                                                                                    ---------------
                                                                                          7,989,607
                                                                                    ---------------
              Colorado -- 2.4%
    2,500,000 Colorado Health Facilities Authority,
              5.000%, 12/01/2035                                                          2,420,600
                                                                                    ---------------
              District of Columbia -- 3.0%
    3,000,000 Metropolitan Washington D.C. Airports Authority,
              5.125%, 10/01/2029 (FGIC insured)                                           3,098,820
                                                                                    ---------------
              Florida -- 3.0%
    3,000,000 Highlands County, FL, Health Facilities Authority, Multiple Obligors,
              5.375%, 11/15/2035                                                          3,102,930
                                                                                    ---------------
              Guam -- 1.0%
    1,000,000 Guam Government Waterworks Authority,
              5.875%, 7/01/2035                                                           1,044,190
                                                                                    ---------------
              Illinois -- 4.0%
    1,910,000 Illinois Educational Facility Authority Revenue,
              5.000%, 7/01/2033                                                           1,965,944
    2,000,000 Metropolitan Pier & Exposition Authority, IL,
              5.250%, 6/15/2042 (MBIA insured)                                            2,103,740
                                                                                    ---------------
                                                                                          4,069,684
                                                                                    ---------------
              Indiana -- 1.0%
    1,000,000 Indiana Health & Educational Facilities Financing Authority,
              5.000%, 2/15/2039                                                             991,960
                                                                                    ---------------
              Louisiana -- 4.8%
    4,000,000 Desoto Parish, LA, Environmental Improvement,
              5.000%, 11/01/2018                                                          3,952,080
    1,000,000 Ernest N. Morial, New Orleans, LA, Exhibit Hall Authority,
              5.000%, 7/15/2033                                                           1,020,090
                                                                                    ---------------
                                                                                          4,972,170
                                                                                    ---------------
              Massachusetts -- 2.5%
    1,500,000 Massachusetts State,
              5.000%, 3/01/2019                                                           1,579,215
    1,045,000 Massachusetts State Health & Educational Facilities Authority
              (Lahey Clinic Medical Center),
              4.500%, 8/15/2035 (FGIC insured)                                            1,003,806
                                                                                    ---------------
                                                                                          2,583,021
                                                                                    ---------------
              Michigan -- 7.2%
    2,850,000 Michigan State Hospital Finance Authority, Henry Ford Health
              System,
              5.500%, 3/01/2014                                                           3,041,805
    1,100,000 Michigan State Hospital Finance Authority, Oakwood Obligated
              Group,
              5.500%, 11/01/2014                                                          1,177,165
    1,000,000 Taylor Brownfield Redevelopment Authority, MI,
              5.000%, 5/01/2025 (MBIA insured)                                            1,044,450

  Principal
   Amount     Description                                                        Value (a)
------------------------------------------------------------------------------------------------
              Michigan -- continued
$   2,000,000 University of Michigan,
              5.250%, 12/01/2020                                              $     2,106,480
                                                                              ---------------
                                                                                    7,369,900
                                                                              ---------------
              Minnesota -- 3.1%
    1,000,000 Chaska Minnesota Electric Revenue,
              5.250%, 10/01/2025                                                    1,058,990
    2,000,000 Minnesota State Municipal Power Agency,
              5.250%, 10/01/2024                                                    2,110,640
                                                                              ---------------
                                                                                    3,169,630
                                                                              ---------------
              Mississippi -- 5.2%
    2,000,000 Lowndes County, MS, Solid Waste Disposal & Pollution Control,
              6.700%, 4/01/2022                                                     2,356,640
    2,500,000 Lowndes County, MS, Solid Waste Disposal & Pollution Control,
              6.800%, 4/01/2022                                                     2,972,975
                                                                              ---------------
                                                                                    5,329,615
                                                                              ---------------
              New Jersey -- 3.0%
    1,000,000 New Jersey Economic Development Authority,
              5.500%, 6/15/2024                                                     1,043,420
    1,000,000 New Jersey Economic Development Authority, Series A,
              5.625%, 6/15/2018                                                     1,046,070
    1,000,000 New Jersey Health Care Facilities Financing Authority, Catholic
              Health East,
              5.375%, 11/15/2033                                                    1,041,380
                                                                              ---------------
                                                                                    3,130,870
                                                                              ---------------
              New York -- 18.7%
    1,000,000 New York State Dormitory Authority, Rockefeller University,
              5.000%, 7/01/2032                                                     1,033,460
    3,000,000 New York State Dormitory Authority,
              5.500%, 5/15/2013                                                     3,240,690
    2,740,000 New York State Dormitory Authority,
              5.750%, 7/01/2013                                                     2,967,365
    1,000,000 New York State Housing Finance Agency,
              5.250%, 9/15/2019                                                     1,071,680
    3,000,000 New York State Municipal Bond Bank Agency,
              5.250%, 6/01/2020                                                     3,171,870
    1,000,000 New York, NY,
              4.250%, 5/15/2019                                                       986,120
    1,020,000 New York, NY,
              6.000%, 1/15/2020                                                     1,136,148
    1,400,000 New York, NY, City Health & Hospital Corp.,
              5.000%, 2/15/2020                                                     1,456,112
    1,000,000 New York, NY, City Industrial Development Agency,
              5.500%, 1/01/2024                                                     1,050,690
    2,000,000 New York, NY, City Municipal Water Finance Authority,
              5.000%, 6/15/2025                                                     2,092,900
    1,000,000 New York, NY, City Municipal Water Finance Authority,
              5.125%, 6/15/2034                                                     1,046,040
                                                                              ---------------
                                                                                   19,253,075
                                                                              ---------------
              North Carolina -- 1.3%
    1,300,000 North Carolina Eastern Municipal Power Agency,
              5.500%, 1/01/2012                                                     1,389,401
                                                                              ---------------
              Oregon -- 5.7%
    1,750,000 Multnomah County, OR, Hospital Facilities Authority,
              Providence Health System,
              5.250%, 10/01/2012                                                    1,871,870
    4,000,000 Western Generation Agency,
              7.400%, 1/01/2016(c)                                                  4,015,600
                                                                              ---------------
                                                                                    5,887,470
                                                                              ---------------

                See accompanying notes to financial statements.

Investments as of March 31, 2006 (Unaudited)

  Principal
   Amount     Description                                                     Value (a)
------------------------------------------------------------------------------------------
              Pennsylvania -- 4.2%
$   4,000,000 Pennsylvania State Industrial Development Authority,
              5.500%, 7/01/2019 (AMBAC insured)                            $     4,368,640
                                                                           ---------------
              Puerto Rico -- 3.1%
    1,000,000 Puerto Rico Commonwealth Infrastructure Financing Authority,
              5.500%, 10/01/2040                                                 1,069,900
    2,000,000 Puerto Rico Public Finance Corp., Commonwealth Appropriation
              Series A,
              5.750%, 8/01/2027(d)                                               2,149,960
                                                                           ---------------
                                                                                 3,219,860
                                                                           ---------------
              South Carolina -- 5.1%
    1,100,000 Charleston Educational Excellence Finance Corp.,
              5.250%, 12/01/2030                                                 1,151,678
    3,000,000 Greenville County, SC, School District,
              5.500%, 12/01/2028                                                 3,256,080
      800,000 Newberry Investing in Children's Education
              (Newberry County School District),
              5.250%, 12/01/2022                                                   821,280
                                                                           ---------------
                                                                                 5,229,038
                                                                           ---------------
              South Dakota -- 1.3%
    1,250,000 South Dakota Health & Educational Facilities Authority,
              Sioux Valley Hospital,
              5.250%, 11/01/2027                                                 1,292,650
                                                                           ---------------
              Tennessee -- 2.3%
      795,000 Tennessee Housing Development Agency, Homeownership
              Program,
              5.150%, 7/01/2022                                                    815,320
    1,500,000 Tennessee Housing Development Agency, Series A,
              5.200%, 7/01/2023                                                  1,551,510
                                                                           ---------------
                                                                                 2,366,830
                                                                           ---------------
              Texas -- 6.1%
    2,000,000 Dallas-Fort Worth, TX, International Airport,
              5.500%, 11/01/2033 (MBIA insured)                                  2,111,300
    1,000,000 Katy, TX, Independent School District,
              5.125%, 2/15/2020                                                  1,052,340
    3,000,000 Lewisville, TX, Independent School District,
              5.250%, 8/15/2027                                                  3,146,100
                                                                           ---------------
                                                                                 6,309,740
                                                                           ---------------
              Washington -- 2.1%
    2,000,000 Energy Northwest, WA, Electric, Project No. 1,
              5.500%, 7/01/2014                                                  2,193,960
                                                                           ---------------
              Total Tax Exempt Obligations (Identified Cost $97,990,770)       100,783,661
                                                                           ---------------
  Principal
   Amount
------------------------------------------------------------------------------------------
Short-Term Investment -- 1.1%
$   1,064,179 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 3/31/2006 at 2.95% to be repurchased at
              $1,064,441 on 4/03/2006, collateralized by $1,105,000 U.S.
              Treasury Note, 4.00% due 6/15/2009 valued at $1,090,246
              (Identified Cost $1,064,179)                                       1,064,179
                                                                           ---------------
              Total Investments -- 99.0% (Identified Cost $99,054,949)(b)      101,847,840
              Other assets less liabilities -- 1.0%                              1,063,315
                                                                           ---------------
              Net Assets -- 100%                                           $   102,911,155
                                                                           ===============

  (a) See Note 2a of Notes to Financial Statements.
  (b) Federal Tax Information: (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
      At March 31, 2006, the net unrealized appreciation on investments based on cost of $98,704,033 for federal income tax purposes was as follows:
      Aggregate gross unrealized appreciation for all investments in which there is an
      excess of value of tax cost                                                      $3,620,239
      Aggregate gross unrealized depreciation for all investments in which there is an
      excess of tax cost over value                                                      (476,432)
                                                                                       ----------
      Net unrealized appreciation                                                      $3,143,807
                                                                                       ==========
  (c) Illiquid security. At March 31, 2006, the value of this secuity amounted to
      $4,015,600 or 3.9% of net assets.
  (d) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).
AMBAC American Municipal Bond Assurance Corporation
 FGIC Financial Guarantee Insurance Company
 MBIA Municipal Bond Investors Assurance Corporation

Holdings at March 31, 2006 as a Percentage of Net Assets

              Corporate Backed/Industrial Revenue/Pollution
               Control                                      13.3%
              Hospital-Obligated Group                       9.2
              Colleges & Universities                        8.9
              Electric                                       6.6
              Special Tax                                    6.1
              State General Obligation                       5.6
              Hospital                                       5.5
              Airport                                        5.1
              School District                                4.1
              Water & Sewerage                               4.1
              Bond Bank/Pooled Loan Program                  4.0
              Resource Recovery                              3.9
              Pre-Refunded                                   3.0
              Hospital System Bonds                          3.0
              Lease                                          2.9
              Non-Profit                                     2.7
              Senior Living                                  2.3
              Single-Family                                  2.3
              City & Town                                    2.1
              Others, less than 2% each                      3.2

                See accompanying notes to financial statements.

        LOOMIS SAYLES STRATEGIC INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2006 (Unaudited)

  Principal
   Amount+    Description                                              Value (a)
-----------------------------------------------------------------------------------
Bonds and Notes -- 88.1% of Net Assets
Convertible Bonds -- 7.3%
              Canada -- 0.4%
$   7,234,000 Nortel Networks Corp., Guaranteed Senior Note,
              4.250%, 9/01/2008(e)                                  $     6,827,087
    5,300,000 Province of Saskatchewan,
              6.000%, 6/01/2006, (CAD)                                    4,553,185
                                                                    ---------------
                                                                         11,380,272
                                                                    ---------------
              Ireland -- 0.1%
    2,045,000 Elan Capital Corp., Ltd.,
              6.500%, 11/10/2008                                          4,197,363
                                                                    ---------------
              United Kingdom -- 0.2%
    3,270,000 Colt Telecom Group PLC,
              2.000%, 4/03/2007, (EUR)                                    5,052,503
                                                                    ---------------
              United States -- 6.6%
    4,529,000 Amkor Technology, Inc.,
              5.000%, 3/15/2007(e)                                        4,421,436
    3,035,000 AMR Corp., Senior Note,
              4.500%, 2/15/2024                                           4,249,000
   32,815,000 Bristol-Myers Squibb Co.,
              4.410%, 9/15/2023(e)(f)                                    32,773,981
      200,000 Builders Transport, Inc., Subordinated Note,
              6.500%, 5/01/2011(d)(i)(k)(l)                                      --
    1,000,000 Builders Transport, Inc., Subordinated Note,
              8.000%, 8/15/2005(d)(i)(k)(l)                                      --
    7,270,000 Chiron Corp.,
              1.625%, 8/01/2033                                           7,079,162
      750,000 Ciena Corp.,
              3.750%, 2/01/2008                                             708,750
    3,120,000 Continental Airlines, Inc.,
              5.000%, 6/15/2023                                           4,824,300
      176,000 Dixie Group, Inc., Subordinated Note,
              7.000%, 5/15/2012                                             161,920
   12,478,000 Enzon, Inc.,
              4.500%, 7/01/2008                                          11,620,137
    5,111,000 EPIX Pharmaceuticals, Inc., Senior Note, Convertible,
              3.000%, 6/15/2024                                           3,283,818
    2,095,000 Human Genome Sciences Inc,
              2.250%, 8/15/2012                                           1,806,938
    3,820,000 Incyte Corp.,
              3.500%, 2/15/2011                                           3,122,850
    4,865,000 Inhale Therapeutic Systems, Inc., Subordinated Note,
              3.500%, 10/17/2007                                          4,749,456
    1,380,000 Invitrogen Corp.,
              1.500%, 2/15/2024                                           1,200,600
    2,360,000 IVAX Corp., Senior Subordinated Note,
              4.500%, 5/15/2008                                           2,389,500
    5,105,000 Kellwood Co.,
              3.500%, 6/15/2034                                           4,479,638
    5,810,000 Kulicke & Soffa Industries, Inc., Subordinated Note,
              0.500%, 11/30/2008                                          4,982,075
      860,000 Kulicke & Soffa Industries, Inc., Subordinated Note,
              1.000%, 6/30/2010                                             797,650
    7,330,000 Level 3 Communications, Inc.,
              6.000%, 9/15/2009(e)                                        6,212,175
    1,085,000 Level 3 Communications, Inc.,
              6.000%, 3/15/2010(e)                                          861,219
    2,335,000 Liberty Media Corp.,
              3.500%, 1/15/2031                                           2,358,350

  Principal
   Amount+    Description                                                  Value (a)
---------------------------------------------------------------------------------------
              United States -- continued
$   2,955,000 Maxtor Corp., Subordinated Note,
              5.750%, 3/01/2012(d)                                      $     2,718,600
      625,000 Nextel Communications, Inc., Senior Note,
              5.250%, 1/15/2010                                                 625,000
      500,000 Preston Corp., Subordinated Note,
              7.000%, 5/01/2011                                                 463,750
   19,685,000 Regeneron Pharmaceuticals, Inc., Subordinated Note,
              5.500%, 10/17/2008                                             19,242,087
      311,000 Richardson Electronics, Ltd., 144A,
              7.750%, 12/15/2011                                                286,120
    1,950,000 SCI Systems, Inc., Subordinated Note,
              3.000%, 3/15/2007                                               1,886,625
    5,756,000 Sinclair Broadcast Group, Inc.,
              4.875%, 7/15/2018                                               5,058,085
   19,005,000 Valeant Pharmaceuticals International, Subordinated Note,
              3.000%, 8/16/2010(e)                                           16,510,594
   19,305,000 Valeant Pharmaceuticals International, Subordinated Note,
              4.000%, 11/15/2013(e)                                          16,505,775
    5,225,000 Vertex Pharmaceuticals, Inc., 144A,
              5.750%, 2/15/2011                                              12,899,219
   23,130,000 Wells Fargo & Co.,
              4.430%, 5/01/2033(e)(f)                                        22,991,220
                                                                        ---------------
                                                                            201,270,030
                                                                        ---------------
              Total Convertible Bonds (Identified Cost $204,170,257)        221,900,168
                                                                        ---------------
Non-Convertible Bonds -- 80.8%
              Argentina -- 0.9%
    2,405,000 Pecom Energia SA, 144A,
              8.125%, 7/15/2010                                               2,489,175
   40,415,000 Republic of Argentina,
              2.000%, 9/30/2014, (ARS)(f)                                    13,526,318
    3,603,541 Republic of Argentina,
              1.000%, 12/15/2035                                                333,328
   11,875,000 Republic of Argentina,
              4.889%, 8/03/2012(f)                                            9,707,813
    1,322,506 Republic of Argentina,
              8.280%, 12/31/2033(h)                                           1,299,362
                                                                        ---------------
                                                                             27,355,996
                                                                        ---------------
              Australia -- 0.0%
    1,000,000 General Motors Acceptance Corp. of Australia, Ltd.,
              6.500%, 8/10/2007, (AUD)                                          684,534
                                                                        ---------------
              Brazil -- 1.2%
   19,735,000 Republic of Brazil,
              12.500%, 1/05/2016, (BRL)                                       9,210,882
   17,907,000 Republic of Brazil,
              8.250%, 1/20/2034(e)                                           19,733,514
    6,000,000 Republic of Brazil,
              8.875%, 4/15/2024(e)                                            6,936,000
                                                                        ---------------
                                                                             35,880,396
                                                                        ---------------
              Canada -- 20.8%
    6,605,000 Abitibi-Consolidated, Inc.,
              7.500%, 4/01/2028(e)                                            5,482,150
      750,000 Avenor Inc,
              10.850%, 11/30/2014, (CAD)                                        701,289
    2,445,000 Bombardier, Inc.,
              7.350%, 12/22/2026                                              1,889,466
    6,700,000 Bombardier, Inc., 144A,
              7.450%, 5/01/2034                                               6,013,250

                See accompanying notes to financial statements.

Investments as of March 31, 2006 (Unaudited)

  Principal
   Amount+    Description                                                           Value (a)
------------------------------------------------------------------------------------------------
              Canada -- continued
$   2,800,000 Calpine Canada Energy Finance ULC,
              8.750%, 10/15/2007, (CAD)(i)(k)                                    $     1,294,687
  361,535,000 Canadian Government,
              2.750%, 12/01/2007, (CAD)                                              303,381,684
   70,540,000 Canadian Government,
              4.250%, 9/01/2008, (CAD)                                                60,691,520
  111,010,000 Canadian Government,
              4.500%, 9/01/2007, (CAD)                                                95,690,934
   24,200,000 Canadian Government,
              6.000%, 6/01/2008                                                       21,573,507
    3,100,000 General Electric Capital Corp.,
              6.125%, 5/17/2012, (GBP)                                                 5,712,530
      335,000 General Motors Acceptance Corp. of Canada, Ltd., Series E., (MTN),
              6.625%, 12/17/2010, (GBP)                                                  529,413
      945,000 GMAC Canada, Ltd.,
              7.750%, 9/26/2008, (NZD)                                                   533,891
    6,840,000 Nortel Networks Corp.,
              6.875%, 9/01/2023                                                        6,258,600
    9,550,000 North American Energy Partners, Inc., Senior Note,
              8.750%, 12/01/2011                                                       9,311,250
    5,600,000 Northern Telecom Capital Corp.,
              7.875%, 6/15/2026                                                        5,404,000
    5,990,000 Province of British Columbia,
              5.250%, 12/01/2006, (CAD)                                                5,168,269
   29,235,000 Province of British Columbia,
              6.000%, 6/09/2008, (CAD)                                                26,018,487
   13,000,000 Province of Manitoba,
              4.450%, 12/01/2008                                                      11,219,951
    6,685,000 Province of Manitoba,
              5.750%, 6/02/2008, (CAD)                                                 5,916,985
    1,525,000 Province of Ontario,
              3.500%, 9/08/2006, (CAD)                                                 1,302,789
   40,020,000 Province of Ontario,
              5.700%, 12/01/2008, (CAD)                                               35,579,197
   18,470,000 Province of Saskatchewan,
              5.500%, 6/02/2008, (CAD)                                                16,267,075
    8,500,000 Rogers Wireless Communications, Inc., Senior Note,
              7.625%, 12/15/2011, (CAD)                                                7,833,669
    2,525,000 Rogers Wireless Communications, Inc., Senior Secured Note,
              6.375%, 3/01/2014                                                        2,518,687
                                                                                 ---------------
                                                                                     636,293,280
                                                                                 ---------------
              Cayman Islands -- 0.2%
    1,000,000 Enersis SA, Cayman Island,
              7.400%, 12/01/2016                                                       1,052,424
    3,905,000 Vale Overseas, Ltd.,
              8.250%, 1/17/2034                                                        4,480,987
                                                                                 ---------------
                                                                                       5,533,411
                                                                                 ---------------
              Chile -- 0.4%
    4,875,000 Empresa Nacional de Electricidad SA, Chile,
              7.875%, 2/01/2027                                                        5,252,959
      250,000 Empresa Nacional de Electricidad SA, Chile,
              8.350%, 8/01/2013(e)                                                       276,695
    1,700,000 Empresa Nacional de Electricidad SA, Chile,
              8.625%, 8/01/2015                                                        1,938,877
    4,525,000 Enersis SA, Chile,
              7.375%, 1/15/2014(e)                                                     4,734,462
                                                                                 ---------------
                                                                                      12,202,993
                                                                                 ---------------

   Principal
    Amount+     Description                                               Value (a)
--------------------------------------------------------------------------------------
                Ireland -- 0.9%
$    28,590,000 Elan Finance Corp., Senior Note,
                7.750%, 11/15/2011                                     $    27,089,025
                                                                       ---------------
                Mexico -- 3.1%
    597,900,000 United Mexican States,
                8.000%, 12/07/2023, (MXN)                                   51,423,218
    473,800,000 United Mexican States,
                9.000%, 12/20/2012, (MXN)                                   44,864,431
                                                                       ---------------
                                                                            96,287,649
                                                                       ---------------
                Netherlands -- 0.0%
      1,330,000 GMAC International Finance BV,
                8.000%, 3/14/2007, (NZD)                                       804,830
                                                                       ---------------
                Norway -- 0.2%
     10,000,000 Kingdom of Norway,
                5.500%, 5/15/2009, (NOK)                                     1,609,613
     22,740,000 Kingdom of Norway,
                6.750%, 1/15/2007, (NOK)                                     3,570,551
                                                                       ---------------
                                                                             5,180,164
                                                                       ---------------
                Philippines -- 0.2%
      3,700,000 Philippine Long Distance Telephone Co., (MTN),
                8.350%, 3/06/2017                                            4,037,625
      1,820,813 Quezon Power (Philippines), Ltd., Senior Secured Note,
                8.860%, 6/15/2017                                            1,811,708
                                                                       ---------------
                                                                             5,849,333
                                                                       ---------------
                Republic of Korea -- 0.4%
      5,470,000 Hanarotelecom, Inc., 144A,
                7.000%, 2/01/2012                                            5,398,589
      5,000,000 Hynix Semiconductor, Inc., 144A,
                9.875%, 7/01/2012                                            5,500,000
        300,000 Samsung Electronics Co., Ltd., 144A,
                7.700%, 10/01/2027                                             314,855
                                                                       ---------------
                                                                            11,213,444
                                                                       ---------------
                Singapore -- 0.0%
      1,050,000 SP PowerAssets, Ltd., Series E (MTN),
                3.730%, 10/22/2010, (SGD)                                      647,466
                                                                       ---------------
                South Africa -- 0.1%
     11,405,000 Republic of South Africa,
                12.500%, 12/21/2006, (ZAR)                                   1,918,830
                                                                       ---------------
                Supranational -- 2.7%
     15,543,570 European Investment Bank, 144A,
                Zero Coupon, 9/12/2008, (BRL)                                5,089,169
    128,250,000 European Investment Bank, Senior Note,
                Zero Coupon, 3/10/2021, (AUD)                               40,103,058
     24,450,000 Inter-American Development Bank,
                6.000%, 12/15/2017, (NZD)                                   14,805,544
     80,000,000 Inter-American Development Bank, Series E, (MTN),
                Zero Coupon, 5/11/2009, (BRL)                               23,844,732
                                                                       ---------------
                                                                            83,842,503
                                                                       ---------------
                Sweden -- 0.9%
    207,265,000 Kingdom of Sweden,
                6.500%, 5/05/2008, (SEK)                                    28,495,777
                                                                       ---------------
                United Kingdom -- 0.4%
 72,717,436,000 JPMorgan Chase Bank, 144A,
                Zero Coupon, 10/21/2010, (IDR)                               5,104,081
      4,570,000 NTL Cable PLC,
                9.750%, 4/15/2014, (GBP)                                     8,336,909
                                                                       ---------------
                                                                            13,440,990
                                                                       ---------------

                See accompanying notes to financial statements.

Investments as of March 31, 2006 (Unaudited)

   Principal
    Amount+     Description                                          Value (a)
---------------------------------------------------------------------------------
                United States -- 47.3%
$     1,670,000 Abitibi-Consolidated, Inc.,
                7.400%, 4/01/2018                                 $     1,419,500
      5,565,000 AES Corp. (The),
                8.375%, 3/01/2011, (GBP)                                9,813,655
      4,020,000 AES Corp. (The), Senior Note,
                7.750%, 3/01/2014                                       4,221,000
      1,190,000 Affiliated Computer Services, Inc.,
                5.200%, 6/01/2015                                       1,084,399
      4,835,000 Albertson's, Inc.,
                7.750%, 6/15/2026                                       4,358,482
     26,706,000 Albertson's, Inc., Senior Note,
                7.450%, 8/01/2029                                      23,582,760
      4,895,000 Albertson's, Inc., Senior Note,
                8.000%, 5/01/2031(e)                                    4,556,560
      1,510,000 Albertson's, Inc., Senior Note,
                8.700%, 5/01/2030                                       1,472,768
      5,782,000 Albertson's, Inc., Series C, (MTN),
                6.625%, 6/01/2028                                       4,658,858
      1,750,000 Altria Group, Inc.,
                7.000%, 11/04/2013                                      1,881,446
        825,000 American Airlines, Inc., Series 1999-1, Class B,
                7.324%, 10/15/2009                                        801,489
      1,442,789 American Airlines, Inc., Series 93A6,
                8.040%, 9/16/2011                                       1,281,817
      9,853,000 American President Cos., Ltd., Senior Note,
                8.000%, 1/15/2024                                       9,779,102
      6,450,000 Amkor Technology, Inc., Senior Note,
                7.125%, 3/15/2011(e)                                    5,934,000
        475,000 Amkor Technology, Inc., Senior Note,
                7.750%, 5/15/2013                                         437,000
      1,525,000 Amkor Technology, Inc., Senior Subordinated Note,
                10.500%, 5/01/2009(e)                                   1,494,500
      8,000,000 ASIF Global Financing, 144A,
                2.380%, 2/26/2009, (SGD)                                4,764,403
     10,155,000 Astoria Depositor Corp., 144A,
                8.144%, 5/01/2021                                      10,662,750
      8,500,000 AT&T Inc,
                6.150%, 9/15/2034(e)                                    8,071,880
      7,098,951 Atlas Air, Inc., Series 1998-1, Class 1A,
                7.380%, 1/02/2018                                       7,169,941
     16,288,877 Atlas Air, Inc., Series 1998-1, Class 1B,
                7.680%, 1/02/2014                                      15,148,655
      3,394,653 Atlas Air, Inc., Series 1999-1, Class A1,
                7.200%, 1/02/2019                                       3,428,599
        402,328 Atlas Air, Inc., Series 1999-1, Class A2,
                6.880%, 7/02/2009                                         392,269
     12,740,207 Atlas Air, Inc., Series 1999-1, Class B,
                7.630%, 1/02/2015                                      11,466,186
      1,248,567 Atlas Air, Inc., Series 1999-1, Class C,
                8.770%, 1/02/2011                                         836,540
      5,323,737 Atlas Air, Inc., Series 2000-1, Class B,
                9.057%, 1/02/2014                                       5,110,787
      6,465,000 Avnet, Inc.,
                6.000%, 9/01/2015                                       6,195,894
 17,310,000,000 Barclays Financial LLC, 144A,
                4.060%, 9/16/2010, (KRW)                               17,220,920
    529,000,000 Barclays Financial LLC, 144A,
                4.100%, 3/22/2010, (THB)                               12,738,184
  1,006,000,000 Barclays Financial LLC, 144A,
                4.160%, 2/22/2010, (THB)                               24,270,801

   Principal
    Amount+     Description                                             Value (a)
------------------------------------------------------------------------------------
                United States -- continued
$21,340,000,000 Barclays Financial LLC, 144A,
                4.460%, 9/23/2010, (KRW)                             $    21,577,209
    337,000,000 Barclays Financial LLC, 144A,
                5.500%, 11/01/2010, (THB)                                  8,489,366
        800,000 Bausch & Lomb, Inc.,
                7.125%, 8/01/2028                                            820,238
     12,475,000 BellSouth Corp,
                6.000%, 11/15/2034(e)                                     11,634,672
     16,911,000 Borden, Inc.,
                7.875%, 2/15/2023                                         13,993,852
      3,744,000 Borden, Inc.,
                8.375%, 4/15/2016                                          3,444,480
      6,532,000 Borden, Inc.,
                9.200%, 3/15/2021                                          5,944,120
      1,000,000 Bowater, Inc.,
                6.500%, 6/15/2013(e)                                         932,500
      3,560,000 Calpine Corp., Senior Note,
                8.625%, 8/15/2010(e)(i)(k)                                 1,424,000
      2,840,000 Centex Corp.,
                5.250%, 6/15/2015(e)                                       2,637,735
        355,000 Chesapeake Energy Corp.,
                6.500%, 8/15/2017                                            350,563
        425,000 Cincinnati Bell, Inc.,
                8.375%, 1/15/2014(e)                                         431,906
      2,500,000 CIT Group, Inc., Series E, Senior Note, (MTN),
                5.500%, 12/01/2014, (GBP)                                  4,369,559
     18,650,000 Citibank NA, 144A,
                15.000%, 7/02/2010, (BRL)                                  9,396,532
      8,140,000 Columbia/HCA, Inc.,
                7.050%, 12/01/2027                                         7,424,999
        500,000 Columbia/HCA, Inc.,
                7.500%, 12/15/2023                                           485,557
      1,500,000 Columbia/HCA, Inc., (MTN),
                7.580%, 9/15/2025                                          1,452,312
     18,110,000 Comcast Corp.,
                5.650%, 6/15/2035                                         15,783,861
     23,175,000 Comcast Corp.,
                6.450%, 3/15/2037                                         22,299,031
     20,175,000 Comcast Corp.,
                6.500%, 11/15/2035                                        19,575,722
      3,910,660 Continental Airlines, Inc., Series 1997-4, Class 4B,
                6.900%, 1/02/2017                                          3,674,030
      1,400,905 Continental Airlines, Inc., Series 1998-1, Class 1B,
                6.748%, 3/15/2017                                          1,295,878
      7,256,251 Continental Airlines, Inc., Series 1999-1, Class B,
                6.795%, 8/02/2018                                          6,888,196
      2,947,997 Continental Airlines, Inc., Series 1999-1, Class C,
                6.954%, 8/02/2009                                          2,718,653
      3,851,193 Continental Airlines, Inc., Series 1999-2, Class B,
                7.566%, 3/15/2020                                          3,646,023
      2,380,627 Continental Airlines, Inc., Series 2001-1, Class B,
                7.373%, 12/15/2015                                         2,276,406
      8,042,067 Continental Airlines, Inc., Series 2002-2, Class B,
                8.307%, 4/02/2018                                          7,738,844
      6,225,000 Corning, Inc.,
                5.900%, 3/15/2014(e)                                       6,147,088
      6,220,000 Corning, Inc.,
                6.200%, 3/15/2016                                          6,219,708
        650,000 Corning, Inc.,
                6.750%, 9/15/2013                                            677,890

                See accompanying notes to financial statements.

Investments as of March 31, 2006 (Unaudited)

  Principal
   Amount+       Description                                   Value (a)
---------------------------------------------------------------------------
                 United States -- continued
$   1,000,000    Corning, Inc.,
                 6.850%, 3/01/2029(e)                       $     1,019,712
      400,000    CSC Holdings, Inc., Senior Note,
                 7.875%, 2/15/2018                                  400,500
      250,000    CSC Holdings, Inc., Series B, Senior Note,
                 8.125%, 7/15/2009                                  258,438
      250,000    CSC Holdings, Inc., Series B, Senior Note,
                 8.125%, 8/15/2009                                  258,125
    2,145,000    Cummins, Inc.,
                 7.125%, 3/01/2028                                2,187,900
      200,000    Delphi Automotive Systems Corp.,
                 6.550%, 6/15/2006(i)(k)                            123,000
    3,671,000    Delphi Automotive Systems Corp.,
                 7.125%, 5/01/2029(e)(i)(k)                       2,257,665
    7,285,000    Dillard's, Inc.,
                 6.625%, 1/15/2018(e)                             6,811,475
    3,050,000    Dillard's, Inc.,
                 7.000%, 12/01/2028(e)                            2,729,750
    1,600,000    Dillard's, Inc.,
                 7.130%, 8/01/2018                                1,528,000
    1,500,000    Dillard's, Inc.,
                 7.750%, 7/15/2026                                1,425,000
      425,000    Dillard's, Inc.,
                 7.875%, 1/01/2023                                  411,188
    2,570,000    DR Horton Inc, Senior Note,
                 5.250%, 2/15/2015(e)                             2,342,686
    7,395,000    Dynegy Holdings Inc, 144A,
                 8.375%, 5/01/2016                                7,358,025
      900,000    Dynegy Holdings, Inc.,
                 7.125%, 5/15/2018                                  823,500
    3,705,000    Edison Mission Energy Corp., Senior Note,
                 7.730%, 6/15/2009                                3,797,625
      260,000    El Paso CGP, Co., 144A,
                 6.375%, 2/01/2009                                  257,075
   14,350,000    El Paso CGP, Co., 144A,
                 6.950%, 6/01/2028                               13,560,750
    1,965,000    El Paso Corp.,
                 7.000%, 5/15/2011(e)                             1,972,369
      925,000    El Paso Corp., 144A,
                 7.750%, 6/15/2010                                  953,906
      750,000    El Paso Corp., Senior Note, (MTN),
                 7.800%, 8/01/2031(e)                               753,750
    1,600,000    El Paso Energy Corp.,
                 6.750%, 5/15/2009(e)                             1,596,000
    1,000,000    El Paso Energy Corp., (MTN),
                 7.750%, 1/15/2032(e)                             1,007,500
    5,000,000    FHLMC,
                 3.220%, 6/20/2007, (SGD)                         3,079,704
   29,200,000    FNMA,
                 2.290%, 2/19/2009, (SGD)                        17,406,966
    6,500,000    FNMA,
                 2.375%, 2/15/2007                                6,349,350
   18,726,000    Ford Motor Co.,
                 6.375%, 2/01/2029                               12,452,790
   31,929,000    Ford Motor Co.,
                 6.625%, 10/01/2028                              21,392,430
   24,955,000    Ford Motor Credit Co.,
                 5.700%, 1/15/2010(e)                            22,145,641
   10,685,000    Ford Motor Credit Co.,
                 7.000%, 10/01/2013(e)                            9,556,728

   Principal
    Amount+         Description                                                   Value (a)
-------------------------------------------------------------------------------------------------
                    United States -- continued
$     15,465,000    Ford Motor Credit Co.,
                    7.250%, 10/25/2011                                         $    14,092,187
         900,000    Friendly Ice Cream Corp., Guaranteed Senior Note,
                    8.375%, 6/15/2012(e)                                               814,500
     141,088,000    General Electric Capital Corp.,
                    6.500%, 9/28/2015, (NZD)                                        87,584,758
      30,350,000    General Electric Capital Corp.,
                    6.625%, 2/04/2010, (NZD)                                        18,720,571
         500,000    General Electric Capital Corp., Series E, (MTN),
                    1.725%, 6/27/2008, (SGD)                                           296,342
       6,625,000    General Motors Acceptance Corp.,
                    5.550%, 7/16/2007(f)                                             6,433,140
       8,000,000    General Motors Acceptance Corp.,
                    5.620%, 3/20/2007(f)                                             7,836,632
         820,000    General Motors Acceptance Corp.,
                    8.000%, 11/01/2031(e)                                              774,984
       4,650,000    General Motors Acceptance Corp., (MTN),
                    6.750%, 12/01/2014(e)                                            4,185,953
       5,321,000    General Motors Acceptance Corp., Series E, (MTN),
                    7.500%, 12/01/2006, (NZD)                                        3,181,792
       7,030,000    Georgia-Pacific Corp.,
                    7.250%, 6/01/2028                                                6,643,350
       8,275,000    Georgia-Pacific Corp.,
                    7.375%, 12/01/2025                                               7,944,000
      32,175,000    Georgia-Pacific Corp.,
                    7.750%, 11/15/2029                                              31,531,500
       1,750,000    Georgia-Pacific Corp.,
                    8.000%, 1/15/2024                                                1,765,313
       4,320,000    Georgia-Pacific Corp.,
                    8.875%, 5/15/2031                                                4,644,000
       1,385,000    Goodyear Tire & Rubber Co.,
                    7.000%, 3/15/2028                                                1,159,938
       1,845,000    Goodyear Tire & Rubber Co.,
                    9.000%, 7/01/2015(e)                                             1,872,675
       2,590,000    Great Lakes Dredge & Dock Corp., Senior Subordinated Note,
                    7.750%, 12/15/2013(e)                                            2,421,650
         840,000    Hawaiian Telcom Communications, Inc.,
                    Senior Subordinated Note, 144A,
                    12.500%, 5/01/2015(e)                                              831,600
       3,125,000    HCA Inc,
                    7.500%, 11/06/2033                                               3,059,900
       1,000,000    HCA, Inc., Senior Note,
                    5.750%, 3/15/2014                                                  935,617
       6,300,000    Hercules, Inc., Subordinated Note,
                    6.500%, 6/30/2029                                                4,977,000
      16,050,000    HSBC Bank USA, 144A,
                    3.310%, 8/25/2010                                               16,258,650
       4,215,000    IMC Global, Inc.,
                    7.300%, 1/15/2028                                                3,893,606
       2,570,000    IMC Global, Inc.,
                    7.375%, 8/01/2018                                                2,595,700
         640,000    JC Penney Co., Inc.,
                    7.125%, 11/15/2023(e)                                              687,686
      92,000,000    JPMorgan Chase Bank, 144A,
                    Zero Coupon, 5/10/2010, (BRL)                                   24,322,479
 599,726,100,000    JPMorgan Chase & Co., 144A,
                    Zero Coupon, 3/28/2011, (IDR)                                   40,729,236
       1,500,000    K Hovnanian Enterprises, Inc.,
                    6.375%, 12/15/2014(e)                                            1,386,927

                See accompanying notes to financial statements.

Investments as of March 31, 2006 (Unaudited)

  Principal
   Amount+       Description                                                  Value (a)
------------------------------------------------------------------------------------------
                 United States -- continued
$   6,180,000    K Hovnanian Enterprises, Inc.,
                 7.500%, 5/15/2016                                         $     6,092,646
    5,335,000    K Hovnanian Enterprises, Inc., Senior Note,
                 6.250%, 1/15/2016                                               4,836,039
   10,975,000    KB Home,
                 7.250%, 6/15/2018                                              10,797,666
      810,000    Kellwood Co,
                 7.625%, 10/15/2017                                                757,847
    1,600,000    Lennar Corp.,
                 5.600%, 5/31/2015(e)                                            1,520,494
   16,375,000    Level 3 Communications, Inc.,
                 2.875%, 7/15/2010(e)                                           14,635,156
      380,000    Level 3 Communications, Inc., 144A,
                 11.500%, 3/01/2010(e)                                             369,550
   12,035,000    Lucent Technologies, Inc.,
                 6.450%, 3/15/2029(e)                                           10,861,587
    1,250,000    McDonalds Corp., Series E, (MTN),
                 3.628%, 10/10/2010, (SGD)                                         763,184
    2,675,000    Methanex Corp., Senior Note,
                 6.000%, 8/15/2015                                               2,513,869
    1,153,000    Missouri Pacific Railroad Co.,
                 5.000%, 1/01/2045                                                 893,786
    1,000,000    Morgan Stanley,
                 5.375%, 11/14/2013, (GBP)                                       1,758,105
    2,730,000    Nektar Therapeutics, 144A,
                 3.250%, 9/28/2012                                               3,156,563
    2,145,000    NGC Corp.,
                 7.625%, 10/15/2026                                              1,962,675
   18,375,000    NGC Corp. Capital Trust, Series B,
                 8.316%, 6/01/2027                                              16,170,000
    2,500,000    NRG Energy, Inc.,
                 7.250%, 2/01/2014                                               2,540,625
    5,000,000    NRG Energy, Inc.,
                 7.375%, 2/01/2016                                               5,106,250
    9,245,000    Owens-Illinois, Inc., Senior Note,
                 7.800%, 5/15/2018(e)                                            9,175,662
    3,000,000    Pemex Project Funding Master Trust,
                 8.625%, 12/01/2023(e)                                           3,525,000
    4,350,000    Pemex Project Funding Master Trust,
                 9.500%, 9/15/2027(e)                                            5,568,000
    2,000,000    Pharma Services Intermediate Holdings Corp., Senior Note,
                 Convertible,
                 0.00% (step to 11.50% on 4/01/2009), 4/01/2014(g)               1,797,500
    1,920,000    Pioneer Natural Resource,
                 5.875%, 7/15/2016(e)                                            1,819,538
    3,165,000    Pulte Homes, Inc.,
                 5.200%, 2/15/2015(e)                                            2,921,200
    2,615,000    Pulte Homes, Inc.,
                 6.000%, 2/15/2035(e)                                            2,276,504
    1,100,000    Pulte Homes, Inc.,
                 6.375%, 5/15/2033                                                 999,027
    9,110,000    Qwest Capital Funding, Inc.,
                 6.500%, 11/15/2018                                              8,756,987
   35,040,000    Qwest Capital Funding, Inc.,
                 6.875%, 7/15/2028(e)                                           33,638,400
      950,000    Qwest Capital Funding, Inc.,
                 7.250%, 2/15/2011                                                 963,063
    2,875,000    Qwest Capital Funding, Inc.,
                 7.750%, 2/15/2031(e)                                            2,925,313

  Principal
   Amount+    Description                                                      Value (a)
-------------------------------------------------------------------------------------------
              United States -- continued
$   2,025,000 Qwest Capital Funding, Inc., Guaranteed Note,
              7.000%, 8/03/2009(e)                                          $     2,055,375
    2,420,000 Qwest Capital Funding, Inc., Guaranteed Note,
              7.625%, 8/03/2021                                                   2,462,350
    1,350,000 Qwest Corp.,
              7.250%, 9/15/2025                                                   1,383,750
    6,100,000 SLM Corp.,
              6.500%, 6/15/2010, (NZD)                                            3,749,033
    2,595,000 Sungard Data Systems, Inc., 144A,
              10.250%, 8/15/2015                                                  2,731,238
    1,810,000 Sungard Data Systems, Inc., Senior Note, 144A,
              9.125%, 8/15/2013                                                   1,914,075
    2,310,000 Telcordia Technologies, Inc., Senior Subordinated Note, 144A,
              10.000%, 3/15/2013                                                  2,113,650
      242,000 Tennessee Gas Pipeline Co.,
              7.000%, 10/15/2028(e)                                                 239,238
   10,120,000 Time Warner, Inc.,
              6.625%, 5/15/2029                                                   9,946,493
    4,755,000 Time Warner, Inc.,
              6.950%, 1/15/2028                                                   4,822,835
    3,150,000 Time Warner, Inc.,
              7.625%, 4/15/2031                                                   3,431,430
    2,025,000 Time Warner, Inc.,
              7.700%, 5/01/2032                                                   2,226,917
      496,687 Tiverton Power Associates, LP, 144A,
              9.000%, 7/15/2018(i)(k)                                               429,634
    4,245,000 Toll Brothers Financial Corp.,
              5.150%, 5/15/2015(e)                                                3,841,725
    4,000,000 Toys R US, Inc.,
              7.375%, 10/15/2018(e)                                               2,940,000
      315,000 TXU Corp.,
              5.550%, 11/15/2014(e)                                                 294,650
    2,225,000 TXU Corp.,
              6.550%, 11/15/2034(e)                                               2,007,942
   81,775,000 U.S. Treasury Note,
              2.500%, 5/31/2006(e)                                               81,490,668
   49,730,000 U.S. Treasury Note,
              2.625%, 5/15/2008(e)                                               47,546,555
   29,225,000 U.S. Treasury Note,
              2.750%, 6/30/2006(e)                                               29,090,302
   50,270,000 U.S. Treasury Note,
              3.000%, 2/15/2008(e)                                               48,626,422
    5,245,000 U.S. Treasury Note,
              3.500%, 5/31/2007(e)                                                5,164,479
  100,000,000 U.S. Treasury Note,
              3.625%, 4/30/2007(e)                                               98,703,100
   25,000,000 U.S. Treasury Note,
              3.625%, 6/30/2007(e)                                               24,623,050
    1,545,000 United Rentals North America, Inc., Senior Subordinated Note,
              7.000%, 2/15/2014(e)                                                1,487,063
   27,440,000 Verizon Global Funding Corp.,
              5.850%, 9/15/2035                                                  24,612,143
    2,460,000 Verizon Maryland, Inc.,
              5.125%, 6/15/2033                                                   1,938,967
    2,500,000 Wal-Mart Stores, Inc.,
              4.750%, 1/29/2013, (GBP)                                            4,310,387
      600,000 Williams Cos., Inc.,
              7.875%, 9/01/2021                                                     645,000
      965,000 Williams Cos., Inc., Senior Note,
              7.750%, 6/15/2031(e)                                                1,022,900

                See accompanying notes to financial statements.

Investments as of March 31, 2006 (Unaudited)

  Principal
   Amount+       Description                                                     Value (a)
---------------------------------------------------------------------------------------------
                 United States -- continued
$   8,600,000    Williams Cos., Inc., Series A,
                 7.500%, 1/15/2031                                            $     8,922,500
    2,200,000    Woolworth Corp.,
                 8.500%, 1/15/2022                                                  2,332,000
   15,550,000    Xerox Capital Trust I, Guaranteed Note,
                 8.000%, 2/01/2027(e)                                              16,094,250
    1,730,000    Xerox Corp., (MTN),
                 7.200%, 4/01/2016(e)                                               1,820,825
                                                                              ---------------
                                                                                1,449,928,491
                                                                              ---------------
                 Uruguay -- 0.1%
    1,600,000    Republic of Uruguay,
                 7.500%, 3/15/2015(e)                                               1,664,000
    2,906,258    Republic of Uruguay,
                 7.875%, 1/15/2033(e)(h)                                            3,022,508
                                                                              ---------------
                                                                                    4,686,508
                                                                              ---------------
                 Venezuela -- 1.0%
   16,535,000    Cerro Negro Finance, Ltd., 144A,
                 7.900%, 12/01/2020                                                16,204,300
   13,790,000    Petrozuata Finance, Inc., Series B, 144A,
                 8.220%, 4/01/2017                                                 13,583,150
                                                                              ---------------
                                                                                   29,787,450
                                                                              ---------------
                 Total Non-Convertible Bonds (Identified Cost $2,420,206,570)   2,477,123,070
                                                                              ---------------
                 Total Bonds and Notes (Identified Cost $2,624,376,827)         2,699,023,238
                                                                              ---------------
   Shares
---------------------------------------------------------------------------------------------
Common Stocks -- 7.0%
                 Brazil -- 0.2%
      117,000    Companhia Vale do Rio Doce, ADR                                    5,678,010
                                                                              ---------------
                 Israel -- 0.0%
        2,288    Teva Pharmaceutical Industries, Ltd., Sponsored ADR                   94,220
                                                                              ---------------
                 United States -- 6.8%
      200,925    Apartment Investment & Management Co., Class A                     9,423,383
      889,730    Associated Estates Realty Corp., (REIT)                           10,009,462
    2,238,800    Bristol-Myers Squibb Co.                                          55,096,868
      137,000    Camden Property Trust, (REIT)                                      9,870,850
       53,260    Chesapeake Energy Corp.(e)                                         1,672,897
    2,309,175    ConAgra Foods, Inc.                                               49,554,895
       41,343    Corning, Inc.(c)                                                   1,112,540
      182,500    Developers Diversified Realty Corp., (REIT)                        9,991,875
      282,500    Duke Energy Corp.                                                  8,234,875
      460,000    Equity Residential Properties Trust, (REIT)                       21,523,400
    1,755,800    High Income Opportunity Fund, Inc.                                10,885,960
       79,878    Host Marriott Corp.                                                1,709,385
    1,368,400    Managed High Income Porfolio, Inc.                                 8,251,452
      110,211    Morgan Stanley Emerging Markets Debt Fund, Inc.(e)                 1,147,297
      117,700    Simon Property Group, Inc., (REIT)                                 9,903,278
                                                                              ---------------
                                                                                  208,388,417
                                                                              ---------------
                 Total Common Stocks (Identified Cost $175,479,466)               214,160,647
                                                                              ---------------

   Shares
---------------------------------------------------------------------------------------------
Preferred Stocks -- 2.3%
                 Philippines -- 0.3%
      267,750    Philippine Long Distance Telephone Co., Sponsored GDR,
                 Convertible,
                 Zero Coupon, 12/31/2049(e)                                        10,059,368
                                                                              ---------------

   Shares     Description                                                          Value (a)
------------------------------------------------------------------------------------------------
              United States -- 2.0%
      158,175 AES Trust III, Convertible,
              6.750%, 10/15/2029                                                $     7,380,445
      107,725 CMS Energy Trust I, Convertible,
              7.750%, 7/15/2027                                                       5,278,525
       51,500 Cummins Capital Trust I, Convertible,
              7.000%, 6/15/2031                                                       5,690,750
       58,650 El Paso Energy Capital Trust I,
              4.750%, 3/31/2028                                                       2,111,400
          393 Entergy New Orleans, Inc.,
              4.750%, 12/31/2045(c)(k)                                                   15,057
       41,300 Felcor Lodging Trust, Inc., (REIT) Convertible,
              1.950%, 12/31/2049(e)                                                   1,032,500
       15,600 Lucent Technologies Capital Trust I, Convertible,
              7.750%, 3/15/2017(e)                                                   15,605,850
       31,750 Newell Financial Trust I,
              5.250%, 12/01/2027                                                      1,361,281
      429,200 Owens-Illinois, Inc., Convertible,
              4.750%, 12/31/2049                                                     14,850,320
          800 Pacific Gas & Electric Co., Series G,
              4.80%                                                                      16,800
      267,925 Travelers Property Casualty, Convertible,
              4.500%, 4/15/2032(e)                                                    6,427,521
       11,000 United Rentals Trust I, Convertible,
              6.500%, 8/01/2028(e)                                                      517,000
                                                                                ---------------
                                                                                     60,287,449
                                                                                ---------------
              Total Preferred Stocks (Identified Cost $62,323,917)                   70,346,817
                                                                                ---------------
   Shares/
  Principal
   Amount+
------------------------------------------------------------------------------------------------
Short-Term Investments -- 18.1%
  526,836,696 State Street Navigator Securities Lending Prime Portfolio(j)          526,836,696
$  30,154,360 Tri-Party Repurchase Agreement with Fixed Income Clearing
              Corporation, dated 3/31/2006 at 2.950% to be repurchased at
              $30,161,773 on 4/03/2006, collateralized by $22,265,000 U.S.
              Treasury Bond, 8.75% due 8/15/2020 valued at $30,760,723               30,154,360
                                                                                ---------------
              Total Short-Term Investments (Identified Cost $556,991,056)           556,991,056
                                                                                ---------------
              Total Investments -- 115.5%
              (Identified Cost $3,419,171,266)(b)                                 3,540,521,758
              Other assets less liabilities -- (15.5)%                             (476,348,093)
                                                                                ---------------
              Net Assets -- 100%                                                $ 3,064,173,665
                                                                                ===============
          (a) See Note 2a of Notes to Financial Statements.
          (b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in
              REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):
              At March 31, 2006, the net unrealized appreciation on investments based on cost of $3,425,210,102 for federal income tax purposes was as follows:
              Aggregate gross unrealized appreciation for all investments in
              which there is an excess of value of tax cost                         160,504,841
              Aggregate gross unrealized depreciation for all investments in
              which there is an excess of tax cost over value                       (45,193,185)
                                                                                ---------------
              Net unrealized appreciation                                       $   115,311,656
                                                                                ===============

                See accompanying notes to financial statements.

Investments as of March 31, 2006 (Unaudited)

    (c) Non-income producing security.
    (d) Illiquid security. At March 31, 2006, the value of these securities amounted to 2,718,600 or 0.1% of net assets.
    (e) All or a portion of this security was on loan to brokers at March 31, 2006.
    (f) Variable rate security whose interest rate varies with changes in a designated base rate
        (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).
    (g) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date.
    (h) All or a portion of interest payment is paid-in-kind.
    (i) Security is in default of principal and/or interest payments.
    (j) Represents investment of securities lending collateral.
    (k) Issuer filed petition under Chapter 11 of the Federal Bankruptcy Code.
    (l) Security valued at fair value as determined in good faith by or under the direction of the
        Board of Trustees.
      + Principal amount is in U.S. dollars unless otherwise noted.
   144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $296,988,504 or
        9.7% of net assets.
ADR/GDR An American Depositary Receipt (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.
  FHLMC Federal Home Loan Mortgage Corporation
   FNMA Federal National Mortgage Association
    MTN Medium Term Note
  REITS Real Estate Investment Trusts
    ARS Argentine Peso
    AUD Australian Dollar
    BRL Brazilian Real
    CAD Canadian Dollar
    EUR Euro
    GBP British Pound
    IDR Indonesian Rupiah
    KRW South Korean Won
    MXN Mexican Peso
    NOK Norwegian Krone
    NZD New Zealand Dollar
    SEK Swedish Krona
    SGD Singapore Dollar
    THB Thailand Baht
    ZAR South African Rand

Holdings at March 31, 2006 as a Percentage of Net Assets

                      Sovereigns                    25.6%
                      Treasuries                    10.9
                      Pharmaceuticals                7.3
                      Banking                        4.7
                      Automotive                     3.8
                      Non-Captive Diversified        3.7
                      Technology                     3.7
                      Supranational                  2.7
                      Electric                       2.7
                      Wireless                       2.6
                      Media Cable                    2.2
                      Real Estate Investment Trusts  2.0
                      Others, less than 2% each     25.5


                See accompanying notes to financial statements.

                      This Page Intentionally Left Blank

                      STATEMENTS OF ASSETS & LIABILITIES

March 31, 2006 (Unaudited)

                                                                                             Limited Term
                                                                                            Government and
                                           Core Plus Bond Fund      High Income Fund         Agency Fund
                                          ---------------------  ---------------------  ---------------------
                                          ---------------------  ---------------------  ---------------------
ASSETS
 Investments at cost                      $         265,613,878  $          41,766,666  $         184,775,694
 Net unrealized appreciation
   (depreciation)                                    (4,279,256)             3,294,931             (2,683,635)
                                          ---------------------  ---------------------  ---------------------
   Investments at value(a)                          261,334,622             45,061,597            182,092,059
 Cash                                                    31,222                 97,619                     --
 Foreign currency (Identified Cost
   $10,500, $0, $0, $0, $0 and
   $2,296,013, respectively)                             10,405                     --                     --
 Dividends and interest receivable                    2,452,393                603,085                924,065
 Receivable for Fund shares sold                        601,603                 49,148                  9,913
 Receivable for securities sold                       2,688,744                333,963                     --
 Securities lending income receivable                     8,791                  2,848                  2,035
 Receivable from investment adviser                      41,351                 16,064                 37,826
                                          ---------------------  ---------------------  ---------------------
   TOTAL ASSETS                                     267,169,131             46,164,324            183,065,898
                                          ---------------------  ---------------------  ---------------------
LIABILITIES
 Collateral on securities loaned, at
   value (Note 2)                                    35,959,987              5,449,209             37,732,576
 Payable for securities purchased                     3,570,426                820,997                     --
 Dividends payable                                      414,723                 96,952                132,787
 Payable for Fund shares redeemed                       465,144                 92,512                229,696
 Management fees payable                                 83,332                 20,181                 62,150
 Deferred Trustees' fees                                228,977                 58,960                200,010
 Administrative fees payable                             19,884                  2,821                 14,102
 Other accounts payable and accrued
   expenses                                             388,704                 52,847                 94,470
                                          ---------------------  ---------------------  ---------------------
   TOTAL LIABILITIES                                 41,131,177              6,594,479             38,465,791
                                          ---------------------  ---------------------  ---------------------
NET ASSETS                                $         226,037,954  $          39,569,845  $         144,600,107
                                          =====================  =====================  =====================
NET ASSETS CONSIST OF:
 Paid-in capital                                    252,477,340            119,705,002            174,103,347
 Undistributed (overdistributed) net
   investment income                                   (418,886)               (98,717)              (452,801)
 Accumulated net realized loss on
   investments and foreign currency
   transactions                                     (21,742,184)           (83,329,535)           (26,366,804)
 Net unrealized appreciation
   (depreciation) on investments and
   foreign currency translations                     (4,278,316)             3,293,095             (2,683,635)
                                          ---------------------  ---------------------  ---------------------
NET ASSETS                                $         226,037,954  $          39,569,845  $         144,600,107
                                          =====================  =====================  =====================
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE:
 Class A shares:
   Net assets                             $          94,964,638  $          26,767,248  $         125,067,979
                                          =====================  =====================  =====================
   Shares of beneficial interest                      8,572,381              5,238,449             11,450,211
                                          =====================  =====================  =====================
   Net asset value and redemption price
    per share                             $               11.08  $                5.11  $               10.92
                                          =====================  =====================  =====================
   Offering price per share
    (100/[100-maximum sales charge] of
    net asset value)                      $               11.60  $                5.35  $               11.26
                                          =====================  =====================  =====================
Class B shares: (redemption price is
 equal to net asset value less any
 applicable contingent deferred sales
 charge)
   Net assets                             $         117,003,896  $           9,322,533  $          12,347,677
                                          =====================  =====================  =====================
   Shares of beneficial interest                     10,554,491              1,823,365              1,132,350
                                          =====================  =====================  =====================
   Net asset value and offering price
    per share                             $               11.09  $                5.11  $               10.90
                                          =====================  =====================  =====================
Class C shares: (redemption price is
 equal to net asset value less any
 applicable contingent deferred sales
 charge)
   Net assets                             $           5,791,589  $           3,480,064  $           4,860,646
                                          =====================  =====================  =====================
   Shares of beneficial interest                        522,086                681,001                445,065
                                          =====================  =====================  =====================
   Net asset value and offering price
    per share                             $               11.09  $                5.11  $               10.92
                                          =====================  =====================  =====================
Class Y shares:
   Net assets                             $           8,277,831  $                  --  $           2,323,805
                                          =====================  =====================  =====================
   Shares of beneficial interest                        743,970                     --                212,075
                                          =====================  =====================  =====================
   Net asset value, offering and
    redemption price per share            $               11.13  $                  --  $               10.96
                                          =====================  =====================  =====================
 (a)  Including securities on loan with
   market values of                       $          35,274,100  $           5,349,582  $          36,996,242
                                          =====================  =====================  =====================

                See accompanying notes to financial statements.

          Massachusetts
            Tax Free               Municipal              Strategic
           Income Fund            Income Fund            Income Fund
      ---------------------  ---------------------  ---------------------
                             ---------------------  ---------------------
      $          71,706,817  $          99,054,949  $       3,419,171,266
                  3,531,490              2,792,891            121,350,492
      ---------------------  ---------------------  ---------------------
                 75,238,307            101,847,840          3,540,521,758
                         --                     --                358,836
                         --                     --              2,302,796
                  1,254,045              1,640,501             36,047,304
                      3,217                  3,432             41,753,102
                         --                     --             15,943,811
                         --                     --                 84,955
                     20,082                 20,018                     --
      ---------------------  ---------------------  ---------------------
                 76,515,651            103,511,791          3,637,012,562
      ---------------------  ---------------------  ---------------------
                         --                     --            526,836,696
                         --                     --             34,587,340
                     61,373                103,459              5,539,312
                    102,106                259,752              3,716,821
                     39,110                 43,936              1,455,876
                     68,147                136,271                192,015
                      5,931                  8,262                111,856
                     38,990                 48,956                398,981
      ---------------------  ---------------------  ---------------------
                    315,657                600,636            572,838,897
      ---------------------  ---------------------  ---------------------
      $          76,199,994  $         102,911,155  $       3,064,173,665
      =====================  =====================  =====================
                 75,169,415            100,422,803          2,993,976,639
                     18,022                156,822                163,945
                 (2,518,933)              (461,361)           (51,142,148)
                  3,531,490              2,792,891            121,175,229
      ---------------------  ---------------------  ---------------------
      $          76,199,994  $         102,911,155  $       3,064,173,665
      =====================  =====================  =====================
      $          73,295,419  $          96,463,175  $       1,633,689,637
      =====================  =====================  =====================
                  4,455,650             13,020,890            114,662,664
      =====================  =====================  =====================
      $               16.45  $                7.41  $               14.25
      =====================  =====================  =====================
      $               17.18  $                7.76  $               14.92
      =====================  =====================  =====================
      $           2,904,575  $           6,447,980  $         152,987,890
      =====================  =====================  =====================
                    176,966                869,360             10,695,155
      =====================  =====================  =====================
      $               16.41  $                7.42  $               14.30
      =====================  =====================  =====================
      $                  --  $                  --  $       1,146,214,643
      =====================  =====================  =====================
                         --                     --             80,158,367
      =====================  =====================  =====================
      $                  --  $                  --  $               14.30
      =====================  =====================  =====================
      $                  --  $                  --  $         131,281,495
      =====================  =====================  =====================
                         --                     --              9,214,993
      =====================  =====================  =====================
      $                  --  $                  --  $               14.25
      =====================  =====================  =====================
      $                  --  $                  --  $         516,322,518
      =====================  =====================  =====================

                           STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2006 (Unaudited)

                                                                                          Limited Term Government
                                           Core Plus Bond Fund        High Income Fund        and Agency Fund
                                          ---------------------    ---------------------  -----------------------
                                          ---------------------    ---------------------   ---------------------
INVESTMENT INCOME
 Dividends                                $                  --    $              68,669   $                  --
 Interest                                             6,630,412                1,521,545               3,490,101
 Securities lending income                               30,552                   21,529                  13,429
 Less net foreign taxes withheld                             --                     (525)                     --
                                          ---------------------    ---------------------   ---------------------
                                                      6,660,964                1,611,218               3,503,530
                                          ---------------------    ---------------------   ---------------------
 Expenses
   Management fees                                      508,389                  118,748                 385,655
   Service fees - Class A                               123,416                   32,213                 166,157
   Service and distribution fees -
    Class B                                             622,862                   52,017                  67,351
   Service and distribution fees -
    Class C                                              29,190                   17,043                  26,671
   Trustees' fees and expenses                           44,734                   15,580                  38,175
   Administrative fees                                   80,049                   12,796                  52,755
   Custodian fees                                        20,195                   10,771                  16,156
   Transfer agent fees and expenses -
    Class A, Class B, Class C                           297,886                   41,562                  98,625
   Transfer agent fees and expenses -
    Class Y                                               8,758                       --                     633
   Audit fees                                            15,914                   16,937                  12,474
   Legal fees                                            10,072                    1,895                   4,787
   Registration                                          31,064                   19,940                  30,136
   Shareholder reporting                                 59,228                   20,701                  41,569
   Miscellaneous                                          3,451                    4,029                   2,721
                                          ---------------------    ---------------------   ---------------------
 Total expenses                                       1,855,208                  364,232                 943,865
   Less waiver/reimbursement                           (128,158)                 (38,317)                (50,980)
                                          ---------------------    ---------------------   ---------------------
 Net expenses                                         1,727,050                  325,915                 892,885
                                          ---------------------    ---------------------   ---------------------
 Net investment income                                4,933,914                1,285,303               2,610,645
                                          ---------------------    ---------------------   ---------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
 Realized gain (loss) on:
   Investments - net                                    246,107                  161,235                (483,469)
   Foreign currency transactions - net                  183,073                    3,793                      --
 Change in unrealized appreciation
   (depreciation) of:
   Investments - net                                 (4,864,371)                 868,454              (1,628,717)
   Foreign currency translations - net                   (5,032)                  (3,970)                     --
                                          ---------------------    ---------------------   ---------------------
 Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions                             (4,440,223)               1,029,512              (2,112,186)
                                          ---------------------    ---------------------   ---------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $             493,691    $           2,314,815   $             498,459
                                          =====================    =====================   =====================

                See accompanying notes to financial statements.

        Massachusetts Tax            Municipal              Strategic
        Free Income Fund            Income Fund            Income Fund
      ---------------------    ---------------------  ---------------------
      ---------------------    ---------------------  ---------------------
      $                  --    $                  --  $           5,807,587
                  1,886,622                2,532,080             63,413,686
                         --                       --                703,467
                         --                       --                (47,462)
      ---------------------    ---------------------  ---------------------
                  1,886,622                2,532,080             69,877,278
      ---------------------    ---------------------  ---------------------
                    233,031                  261,831              7,089,530
                     93,322                  124,337              1,554,184
                     15,097                   34,656                729,893
                         --                       --              4,583,788
                     17,822                   28,336                 85,366
                     25,305                   34,971                710,103
                     10,771                   11,967                101,720
                     27,187                   31,920              1,037,737
                         --                       --                 29,208
                     13,297                   13,222                 17,958
                      3,190                    5,185                 33,907
                      9,477                   17,565                 44,415
                     13,459                   15,206                255,015
                      2,263                    2,341                 13,683
      ---------------------    ---------------------  ---------------------
                    464,221                  581,537             16,286,507
                    (31,940)                 (25,888)                    --
      ---------------------    ---------------------  ---------------------
                    432,281                  555,649             16,286,507
      ---------------------    ---------------------  ---------------------
                  1,454,341                1,976,431             53,590,771
      ---------------------    ---------------------  ---------------------
                     40,979                  361,763             (9,965,984)
                         --                       --              2,416,653
                   (828,743)              (1,410,626)            39,163,715
                         --                       --                 31,158
      ---------------------    ---------------------  ---------------------
                   (787,764)              (1,048,863)            31,645,542
      ---------------------    ---------------------  ---------------------
      $             666,577    $             927,568  $          85,236,313
      =====================    =====================  =====================

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                            Core Plus Bond Fund
                                               --------------------------------------------
                                                    Period Ended           Year Ended
                                                   March 31, 2006         September 30,
                                                    (Unaudited)               2005
                                               ---------------------  ---------------------
                                               ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income                        $           4,933,914  $           9,537,622
  Net realized gain (loss) on investments and
   foreign currency transactions                             429,180              4,343,339
  Net change in unrealized appreciation
   (depreciation) on investments and
   foreign currency translations                          (4,869,403)            (8,333,391)
                                               ---------------------  ---------------------
  Net increase in net assets resulting from
   operations                                                493,691              5,547,570
                                               ---------------------  ---------------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
  Net investment income
   Class A                                                (3,330,469)            (5,451,945)
   Class B                                                (3,703,742)            (5,851,384)
   Class C                                                  (173,879)              (254,068)
   Class Y                                                  (305,017)              (529,060)
                                               ---------------------  ---------------------
  Total distributions                                     (7,513,107)           (12,086,457)
                                               ---------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 7)                                   (19,401,843)           (26,672,030)
                                               ---------------------  ---------------------
  Redemption Fees
   Class A                                                       611                    578
   Class B                                                       770                    727
   Class C                                                        35                     32
   Class Y                                                        52                     53
                                               ---------------------  ---------------------
                                                               1,468                  1,390
                                               ---------------------  ---------------------
  Net increase (decrease) in net assets                  (26,419,791)           (33,209,527)
                                               ---------------------  ---------------------
NET ASSETS
  Beginning of period                                    252,457,745            285,667,272
                                               ---------------------  ---------------------
  End of period                                $         226,037,954  $         252,457,745
                                               =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME                         $            (418,886) $           2,160,307
                                               =====================  =====================

                                                             High Income Fund
                                               --------------------------------------------
                                                    Period Ended           Year Ended
                                                   March 31, 2006         September 30,
                                                    (Unaudited)               2005
                                               ---------------------  ---------------------
                                               ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income                        $           1,285,303  $           2,727,688
  Net realized gain (loss) on investments and
   foreign currency transactions                             165,028              1,697,305
  Net change in unrealized appreciation
   (depreciation) on investments and
   foreign currency translations                             864,484               (251,326)
                                               ---------------------  ---------------------
  Net increase in net assets resulting from
   operations                                              2,314,815              4,173,667
                                               ---------------------  ---------------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
  Net investment income
   Class A                                                  (892,785)            (1,635,303)
   Class B                                                  (321,251)              (908,339)
   Class C                                                  (105,298)              (182,735)
   Class Y                                                        --                     --
                                               ---------------------  ---------------------
  Total distributions                                     (1,319,334)            (2,726,377)
                                               ---------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 7)                                    (2,831,581)            (5,264,082)
                                               ---------------------  ---------------------
  Redemption Fees
   Class A                                                       499                  3,017
   Class B                                                       217                  1,868
   Class C                                                        68                    370
   Class Y                                                        --                     --
                                               ---------------------  ---------------------
                                                                 784                  5,255
                                               ---------------------  ---------------------
  Net increase (decrease) in net assets                   (1,835,316)            (3,811,537)
                                               ---------------------  ---------------------
NET ASSETS
  Beginning of period                                     41,405,161             45,216,698
                                               ---------------------  ---------------------
  End of period                                $          39,569,845  $          41,405,161
                                               =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME                         $             (98,717) $             (64,686)
                                               =====================  =====================

                                                  Limited Term Government and Agency Fund
                                               --------------------------------------------
                                                    Period Ended           Year Ended
                                                   March 31, 2006         September 30,
                                                    (Unaudited)               2005
                                               ---------------------  ---------------------
                                               ---------------------  ---------------------
FROM OPERATIONS:
  Net investment income                        $           2,610,645  $           3,584,070
  Net realized gain (loss) on investments and
   foreign currency transactions                            (483,469)                (6,238)
  Net change in unrealized appreciation
   (depreciation) on investments and
   foreign currency translations                          (1,628,717)            (1,789,947)
                                               ---------------------  ---------------------
  Net increase in net assets resulting from
   operations                                                498,459              1,787,885
                                               ---------------------  ---------------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
  Net investment income
   Class A                                                (2,591,218)            (3,733,934)
   Class B                                                  (203,030)              (285,636)
   Class C                                                   (80,658)              (135,224)
   Class Y                                                   (53,956)               (65,428)
                                               ---------------------  ---------------------
  Total distributions                                     (2,928,862)            (4,220,222)
                                               ---------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 7)                                   (17,748,317)            39,221,920
                                               ---------------------  ---------------------
  Redemption Fees
   Class A                                                        --                     --
   Class B                                                        --                     --
   Class C                                                        --                     --
   Class Y                                                        --                     --
                                               ---------------------  ---------------------
                                                                  --                     --
                                               ---------------------  ---------------------
  Net increase (decrease) in net assets                  (20,178,720)            36,789,583
                                               ---------------------  ---------------------
NET ASSETS
  Beginning of period                                    164,778,827            127,989,244
                                               ---------------------  ---------------------
  End of period                                $         144,600,107  $         164,778,827
                                               =====================  =====================
UNDISTRIBUTED (OVERDISTRIBUTED)
 NET INVESTMENT INCOME                         $            (452,801) $            (134,584)
                                               =====================  =====================

                See accompanying notes to financial statements.

     Massachusetts Tax Free Income Fund                     Municipal Income Fund
--------------------------------------------    --------------------------------------------
     Period Ended             Year Ended             Period Ended           Year Ended
    March 31, 2006           September 30,          March 31, 2006         September 30,
     (Unaudited)                 2005                (Unaudited)               2005
---------------------    ---------------------  ---------------------  ---------------------
                         ---------------------  ---------------------  ---------------------
$           1,454,341    $           2,935,764  $           1,976,431  $           4,158,144
               40,979                  447,715                361,763              1,495,771
             (828,743)                (258,210)            (1,410,626)            (1,327,773)
---------------------    ---------------------  ---------------------  ---------------------
              666,577                3,125,269                927,568              4,326,142
---------------------    ---------------------  ---------------------  ---------------------
           (1,408,416)              (2,824,718)            (1,857,178)            (3,981,690)
              (45,558)                (111,486)              (103,348)              (243,518)
                   --                       --                     --                     --
                   --                       --                     --                     --
---------------------    ---------------------  ---------------------  ---------------------
           (1,453,974)              (2,936,204)            (1,960,526)            (4,225,208)
---------------------    ---------------------  ---------------------  ---------------------
           (3,237,608)              (5,825,158)            (5,920,657)           (11,124,657)
---------------------    ---------------------  ---------------------  ---------------------
                   --                       --                     --                     --
                   --                       --                     --                     --
                   --                       --                     --                     --
                   --                       --                     --                     --
---------------------    ---------------------  ---------------------  ---------------------
                   --                       --                     --                     --
---------------------    ---------------------  ---------------------  ---------------------
           (4,025,005)              (5,636,093)            (6,953,615)           (11,023,723)
---------------------    ---------------------  ---------------------  ---------------------
           80,224,999               85,861,092            109,864,770            120,888,493
---------------------    ---------------------  ---------------------  ---------------------
$          76,199,994    $          80,224,999  $         102,911,155  $         109,864,770
=====================    =====================  =====================  =====================
$              18,022    $              17,655  $             156,822  $             140,917
=====================    =====================  =====================  =====================

            Strategic Income Fund
--------------------------------------------
     Period Ended           Year Ended
    March 31, 2006         September 30,
     (Unaudited)               2005
---------------------  ---------------------
---------------------  ---------------------
$          53,590,771  $          54,660,282
           (7,549,331)            21,963,471
           39,194,873             27,533,778
---------------------  ---------------------
           85,236,313            104,157,531
---------------------  ---------------------
          (37,504,835)           (31,992,206)
           (3,811,033)            (6,262,718)
          (23,615,230)           (21,270,824)
           (2,282,624)            (1,531,716)
---------------------  ---------------------
          (67,213,722)           (61,057,464)
---------------------  ---------------------
        1,109,254,647          1,154,844,870
---------------------  ---------------------
               25,533                 32,202
                2,955                  6,890
               18,676                 25,315
                1,522                  1,499
---------------------  ---------------------
               48,686                 65,906
---------------------  ---------------------
        1,127,325,924          1,198,010,843
---------------------  ---------------------
        1,936,847,741            738,836,898
---------------------  ---------------------
$       3,064,173,665  $       1,936,847,741
=====================  =====================
$             163,945  $          13,786,896
=====================  =====================

                             FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                               Income (loss) from investment operations:     Less distributions:
                               ---------------------------------------   ---------------------------

                    Net asset
                     value,                                                Dividends
                    beginning      Net         Net realized  Total from       from
                       of       investment    and unrealized investment  net investment     Total      Redemption
                     period       income       gain (loss)   operations      income     distributions     fee
                    ---------- ----------     -------------- ----------  -------------- ------------- ----------
CORE PLUS BOND FUND
   Class A
  3/31/2006(i)      $    11.41 $     0.26(c)    $    (0.21)  $     0.05    $    (0.38)   $    (0.38)  $     0.00(g)
  9/30/2005              11.69       0.46(c)         (0.18)        0.28         (0.56)        (0.56)        0.00(g)
  9/30/2004              11.63       0.47(c)          0.13         0.60         (0.54)        (0.54)        0.00(g)
  9/30/2003(f)           11.28       0.37(c)          0.34         0.71         (0.36)        (0.36)          --
  12/31/2002             11.59       0.63(c)         (0.32)        0.31         (0.62)        (0.62)          --
  12/31/2001(d)          11.52       0.73             0.10         0.83         (0.76)        (0.76)          --
  12/31/2000             11.51       0.78             0.03         0.81         (0.80)        (0.80)          --
   Class B
  3/31/2006(i)           11.41       0.21(c)         (0.20)        0.01         (0.33)        (0.33)        0.00(g)
  9/30/2005              11.70       0.37(c)         (0.18)        0.19         (0.48)        (0.48)        0.00(g)
  9/30/2004              11.62       0.38(c)          0.14         0.52         (0.44)        (0.44)        0.00(g)
  9/30/2003(f)           11.28       0.30(c)          0.34         0.64         (0.30)        (0.30)          --
  12/31/2002             11.59       0.55(c)         (0.32)        0.23         (0.54)        (0.54)          --
  12/31/2001(d)          11.51       0.64             0.10         0.74         (0.66)        (0.66)          --
  12/31/2000             11.51       0.70             0.02         0.72         (0.72)        (0.72)          --
   Class C
  3/31/2006(i)           11.42       0.21(c)         (0.21)        0.00         (0.33)        (0.33)        0.00(g)
  9/30/2005              11.71       0.37(c)         (0.18)        0.19         (0.48)        (0.48)        0.00(g)
  9/30/2004              11.63       0.38(c)          0.14         0.52         (0.44)        (0.44)        0.00(g)
  9/30/2003(f)           11.29       0.30(c)          0.34         0.64         (0.30)        (0.30)          --
  12/31/2002             11.60       0.55(c)         (0.32)        0.23         (0.54)        (0.54)          --
  12/31/2001(d)          11.52       0.65             0.09         0.74         (0.66)        (0.66)          --
  12/31/2000             11.52       0.70             0.02         0.72         (0.72)        (0.72)          --
   Class Y
  3/31/2006(i)           11.46       0.27(c)         (0.21)        0.06         (0.39)        (0.39)        0.00(g)
  9/30/2005              11.74       0.49(c)         (0.18)        0.31         (0.59)        (0.59)        0.00(g)
  9/30/2004              11.69       0.50(c)          0.13         0.63         (0.58)        (0.58)        0.00(g)
  9/30/2003(f)           11.33       0.41(c)          0.35         0.76         (0.40)        (0.40)          --
  12/31/2002             11.63       0.69(c)         (0.32)        0.37         (0.67)        (0.67)          --
  12/31/2001(d)          11.54       0.79             0.10         0.89         (0.80)        (0.80)          --
  12/31/2000             11.54       0.83             0.01         0.84         (0.84)        (0.84)          --
HIGH INCOME FUND*
   Class A
  3/31/2006(i)      $     4.98 $     0.17(c)    $     0.13   $     0.30    $    (0.17)   $    (0.17)  $     0.00(g)
  9/30/2005               4.82       0.33(c)          0.16         0.49         (0.33)        (0.33)        0.00(g)
  9/30/2004               4.65       0.33(c)          0.17         0.50         (0.33)        (0.33)        0.00(g)
  9/30/2003(f)            4.12       0.25(c)          0.53         0.78         (0.25)        (0.25)          --
  12/31/2002              4.94       0.39(c)         (0.82)       (0.43)        (0.39)        (0.39)          --
  12/31/2001(d)           6.21       0.66            (1.25)       (0.59)        (0.68)        (0.68)          --
  12/31/2000              8.30       0.86            (2.11)       (1.25)        (0.84)        (0.84)          --
   Class B
  3/31/2006(i)            4.98       0.15(c)          0.13         0.28         (0.15)        (0.15)        0.00(g)
  9/30/2005               4.83       0.29(c)          0.15         0.44         (0.29)        (0.29)        0.00(g)
  9/30/2004               4.65       0.30(c)          0.18         0.48         (0.30)        (0.30)        0.00(g)
  9/30/2003(f)            4.12       0.23(c)          0.53         0.76         (0.23)        (0.23)          --
  12/31/2002              4.95       0.36(c)         (0.83)       (0.47)        (0.36)        (0.36)          --
  12/31/2001(d)           6.22       0.62            (1.26)       (0.64)        (0.63)        (0.63)          --
  12/31/2000              8.30       0.81            (2.11)       (1.30)        (0.78)        (0.78)          --

(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income has been calculated using the average shares outstanding during the period.
(d)As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for Core Plus Bond Fund was to decrease net investment income per share by $.01 for Class A, $.02 for Class B, and $.01 for Class C and to decrease the ratio of net investment income to average net assets from 6.34% to 6.26% for Class A, 5.57% to 5.49% for Class B, 5.59% to 5.52% for Class C and 6.75% to 6.68% for Class Y shares. For High Income Fund, the effect of this change was to decrease net investment income per share by $.01 for Class A and Class B and to decrease the ratio of net investment income to average net assets from 11.39% to 11.31% for Class A and 10.64% to 10.56% for Class B. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                See accompanying notes to financial statements.

                                         Ratios to average net assets:
                                    ----------------------------------------

Net asset               Net assets,
 value,       Total       end of       Gross         Net      Net investment Portfolio
 end of      return       period      Expenses     Expenses       income     turnover
 period      (%) (a)      (000's)     (%) (b)      (%) (b)       (%) (b)     rate (%)
---------- ---------    ----------- ---------    ---------    -------------- ---------
$    11.08       0.4(h) $   94,965       1.16(e)      1.05(j)        4.55           42
     11.41       2.4(h)    105,111       1.18(e)      1.13(j)        3.93           64
     11.69       5.3(h)    120,009       1.22(e)      1.19(j)        4.05           69
     11.63       6.4       133,887       1.28          N/A           4.31           61
     11.28       2.8       147,647       1.18          N/A           5.65           65
     11.59       7.2       173,836       1.09          N/A           6.26           84
     11.52       7.4       174,969       1.04          N/A           7.03           83
     11.09       0.1(h)    117,004       1.91(e)      1.80(j)        3.80           42
     11.41       1.6(h)    132,221       1.93(e)      1.88(j)        3.18           64
     11.70       4.6(h)    148,556       1.97(e)      1.94(j)        3.29           69
     11.62       5.8       161,317       2.03          N/A           3.55           61
     11.28       2.1       141,188       1.93          N/A           4.90           65
     11.59       6.5       127,520       1.84          N/A           5.49           84
     11.51       6.5       100,353       1.79          N/A           6.28           83
     11.09       0.0(h)      5,792       1.91(e)      1.80(j)        3.81           42
     11.42       1.6(h)      6,065       1.93(e)      1.88(j)        3.17           64
     11.71       4.6(h)      6,162       1.98(e)      1.94(j)        3.30           69
     11.63       5.8         7,612       2.03          N/A           3.55           61
     11.29       2.1         9,024       1.93          N/A           4.90           65
     11.60       6.5        11,470       1.84          N/A           5.52           84
     11.52       6.5        12,541       1.79          N/A           6.28           83
     11.13       0.6(h)      8,278       0.85(e)      0.80(j)        4.79           42
     11.46       2.7(h)      9,060       0.99(e)      0.88(j)        4.18           64
     11.74       5.5(h)     10,941       0.98(e)      0.94(j)        4.30           69
     11.69       6.9        17,889       0.73          N/A           4.85           61
     11.33       3.5        18,346       0.67          N/A           6.15           65
     11.63       7.8        17,351       0.67          N/A           6.68           84
     11.54       7.6        14,013       0.67          N/A           7.40           83
$     5.11       6.2(h) $   26,767       1.58(e)      1.38(j)        6.76           25
      4.98      10.3(h)     25,817       1.72(e)      1.58(j)        6.60           42
      4.82      11.1        24,641       1.65          N/A           6.97           51
      4.65      19.5        23,809       1.71          N/A           7.62           41
      4.12      (8.9)       22,454       1.58          N/A           8.85          114
      4.94     (10.7)       33,471       1.47          N/A          11.31           65
      6.21     (16.1)       46,960       1.36          N/A          11.47           60
      5.11       5.8(h)      9,323       2.32(e)      2.14(j)        6.00           25
      4.98       9.3(h)     12,034       2.47(e)      2.33(j)        5.85           42
      4.83      10.5        17,967       2.40          N/A           6.22           51
      4.65      18.8        23,405       2.46          N/A           6.89           41
      4.12      (9.7)       23,031       2.33          N/A           8.10          114
      4.95     (11.3)       34,713       2.22          N/A          10.56           65
      6.22     (16.6)       47,793       2.11          N/A          10.72           60

(e)Represents the total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses.
(f)For the nine months ended September 30, 2003.
(g)Amount rounds to less than $0.01.
(h)Had certain expenses not been reduced during the period, total return would have been lower.
(i)For the six months ended March 31, 2006 (unaudited).
(j)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, expenses would have been higher. See Note 4.
* The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest High Income Fund's Class A and Class Bshares, which were reorganized into Class A and Class B shares, respectively, of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

For a share outstanding throughout each period.

                                                     Income (loss) from investment operations:     Less distributions:
                                                     ---------------------------------------   ---------------------------

                                          Net asset
                                           value,                                                Dividends
                                          beginning      Net         Net realized  Total from       from
                                             of       investment    and unrealized investment  net investment     Total
                                           period       income       gain (loss)   operations      income     distributions
                                          ---------- ----------     -------------- ----------  -------------- -------------
HIGH INCOME FUND* (continued)
   Class C
  3/31/2006(j)                            $     4.98 $     0.15(c)    $     0.13   $     0.28    $    (0.15)   $    (0.15)
  9/30/2005                                     4.83       0.29(c)          0.15         0.44         (0.29)        (0.29)
  9/30/2004                                     4.65       0.30(c)          0.18         0.48         (0.30)        (0.30)
  9/30/2003(e)                                  4.12       0.23(c)          0.53         0.76         (0.23)        (0.23)
  12/31/2002                                    4.94       0.36(c)         (0.82)       (0.46)        (0.36)        (0.36)
  12/31/2001(d)                                 6.22       0.61            (1.26)       (0.65)        (0.63)        (0.63)
  12/31/2000                                    8.30       0.81            (2.11)       (1.30)        (0.78)        (0.78)
LIMITED TERM GOVERNMENT AND AGENCY FUND**
   Class A
  3/31/2006(j)                            $    11.09 $     0.19(c)    $    (0.15)  $     0.04    $    (0.21)   $    (0.21)
  9/30/2005                                    11.30       0.28(c)         (0.16)        0.12         (0.33)        (0.33)
  9/30/2004                                    11.51       0.30(c)         (0.09)        0.21         (0.42)        (0.42)
  9/30/2003(e)                                 11.73       0.21(c)         (0.07)        0.14         (0.36)        (0.36)
  12/31/2002                                   11.36       0.42(c)          0.49         0.91         (0.54)        (0.54)
  12/31/2001(d)                                11.16       0.51             0.25         0.76         (0.56)        (0.56)
  12/31/2000                                   10.97       0.69             0.20         0.89         (0.70)        (0.70)
   Class B
  3/31/2006(j)                                 11.07       0.15(c)         (0.15)        0.00         (0.17)        (0.17)
  9/30/2005                                    11.28       0.20(c)         (0.17)        0.03         (0.24)        (0.24)
  9/30/2004                                    11.49       0.22(c)         (0.09)        0.13         (0.34)        (0.34)
  9/30/2003(e)                                 11.71       0.15(c)         (0.06)        0.09         (0.31)        (0.31)
  12/31/2002                                   11.34       0.35(c)          0.48         0.83         (0.46)        (0.46)
  12/31/2001(d)                                11.14       0.44             0.24         0.68         (0.48)        (0.48)
  12/31/2000                                   10.95       0.62             0.20         0.82         (0.63)        (0.63)
   Class C
  3/31/2006(j)                                 11.08       0.15(c)         (0.14)        0.01         (0.17)        (0.17)
  9/30/2005                                    11.30       0.20(c)         (0.18)        0.02         (0.24)        (0.24)
  9/30/2004                                    11.50       0.22(c)         (0.08)        0.14         (0.34)        (0.34)
  9/30/2003(e)                                 11.72       0.15(c)         (0.06)        0.09         (0.31)        (0.31)
  12/31/2002                                   11.35       0.35(c)          0.48         0.83         (0.46)        (0.46)
  12/31/2001(d)                                11.15       0.44             0.24         0.68         (0.48)        (0.48)
  12/31/2000                                   10.96       0.62             0.20         0.82         (0.63)        (0.63)
   Class Y
  3/31/2006(j)                                 11.13       0.21(c)         (0.14)        0.07         (0.24)        (0.24)
  9/30/2005                                    11.34       0.31(c)         (0.17)        0.14         (0.35)        (0.35)
  9/30/2004                                    11.55       0.32(c)         (0.09)        0.23         (0.44)        (0.44)
  9/30/2003(e)                                 11.78       0.25(c)         (0.08)        0.17         (0.40)        (0.40)
  12/31/2002                                   11.41       0.48(c)          0.48         0.96         (0.59)        (0.59)
  12/31/2001(d)                                11.20       0.56             0.26         0.82         (0.61)        (0.61)
  12/31/2000                                   11.00       0.75             0.19         0.94         (0.74)        (0.74)






                                           Redemption
                                              fee
                                          ----------
HIGH INCOME FUND* (continued)
   Class C
  3/31/2006(j)                            $     0.00(f)
  9/30/2005                                     0.00(f)
  9/30/2004                                     0.00(f)
  9/30/2003(e)                                    --
  12/31/2002                                      --
  12/31/2001(d)                                   --
  12/31/2000                                      --
LIMITED TERM GOVERNMENT AND AGENCY FUND**
   Class A
  3/31/2006(j)                            $       --
  9/30/2005                                       --
  9/30/2004                                       --
  9/30/2003(e)                                    --
  12/31/2002                                      --
  12/31/2001(d)                                   --
  12/31/2000                                      --
   Class B
  3/31/2006(j)                                    --
  9/30/2005                                       --
  9/30/2004                                       --
  9/30/2003(e)                                    --
  12/31/2002                                      --
  12/31/2001(d)                                   --
  12/31/2000                                      --
   Class C
  3/31/2006(j)                                    --
  9/30/2005                                       --
  9/30/2004                                       --
  9/30/2003(e)                                    --
  12/31/2002                                      --
  12/31/2001(d)                                   --
  12/31/2000                                      --
   Class Y
  3/31/2006(j)                                    --
  9/30/2005                                       --
  9/30/2004                                       --
  9/30/2003(e)                                    --
  12/31/2002                                      --
  12/31/2001(d)                                   --
  12/31/2000                                      --

(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Per share net investment income has been calculated using the average shares outstanding during the period.
(d)As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for High Income Fund was to decrease net investment income per share by $.01 for Class C and to decrease the ratio of net investment income to average net assets from 10.63% to 10.54% for Class
   C. For Limited Term Government and Agency Fund, the effect of this change was to decrease net investment income per share by $.04 for Class A, B, C, and Y and to decrease the ratio of net investment income to average net assets from 4.88% to 4.52% for Class A, 4.22% to 3.85% for Class B, 4.25% to 3.89% for Class C, and 5.34% to 4.98% for Class Y. Per share data and ratios for period prior to January 1, 2001 , have not been restated to reflect this change in presentation.
(e)For the nine months ended September 30, 2003.
(f)Amounts round to less than $0.01.
(g)Represents total expenses prior to waiver of a portion of the Class's transfer agent expenses.

                See accompanying notes to financial statements.

                                          Ratios to average net assets:
                                     ----------------------------------------

Net asset                Net assets,
 value,        Total       end of       Gross         Net      Net investment Portfolio
 end of       return       period      Expenses     Expenses       income     turnover
 period       (%) (a)      (000's)     (%) (b)      (%) (b)       (%) (b)     rate (%)
---------- ---------     ----------- ---------    ---------    -------------- ---------
$     5.11       5.8(h)  $    3,480       2.33(i)      2.14(k)        6.01           25
      4.98      9.3 (h)       3,554       2.47(i)      2.33(k)        5.82           42
      4.83      10.5          2,608       2.40          N/A           6.22           51
      4.65      18.8          2,858       2.46          N/A           6.89           41
      4.12      (9.5)         2,605       2.33          N/A           8.10          114
      4.94     (11.5)         4,153       2.22          N/A          10.54           65
      6.22     (16.6)         5,369       2.11          N/A          10.72           60
$    10.92       0.4(h)  $  125,068       1.14(i)      1.07(k)        3.47           18
     11.09       1.1        141,417       1.24          N/A           2.50           93
     11.30       1.9        106,701       1.32          N/A           2.60           80
     11.51       1.2        117,225       1.37          N/A           2.41           53
     11.73       8.2        106,013       1.35          N/A           3.66           88
     11.36       6.9        109,189       1.42          N/A           4.52          275
     11.16       8.3        118,833       1.40          N/A           6.18          384
     10.90      (0.0)(h)     12,348       1.89(i)      1.82(k)        2.71           18
     11.07       0.3         15,114       1.99          N/A           1.75           93
     11.28       1.2         10,107       2.00          N/A           1.95           80
     11.49       0.7         14,637       2.02          N/A           1.77           53
     11.71       7.5         16,263       2.00          N/A           3.01           88
     11.34       6.2         14,317       2.07          N/A           3.85          275
     11.14       7.7         11,884       2.05          N/A           5.53          384
     10.92       0.1(h)       4,861       1.89(i)      1.82(k)        2.72           18
     11.08       0.2          5,715       1.99          N/A           1.75           93
     11.30       1.3          6,949       2.00          N/A           1.94           80
     11.50       0.7          8,704       2.02          N/A           1.77           53
     11.72       7.5          8,079       2.00          N/A           3.01           88
     11.35       6.2          5,851       2.07          N/A           3.89          275
     11.15       7.7          6,617       2.05          N/A           5.53          384
     10.96       0.6(h)       2,324       0.81(i)      0.77(k)        3.78           18
     11.13       1.2(h)       2,533       1.59(g)      1.02(k)        2.77           93
     11.34       2.1          4,233       1.13          N/A           2.82           80
     11.55       1.5          6,886       0.93          N/A           2.87           53
     11.78       8.6          8,529       0.88          N/A           4.14           88
     11.41       7.4          3,441       0.95          N/A           4.98          275
     11.20       8.8          3,254       0.95          N/A           6.63          384

(h)Had certain expenses not been reduced during the period, total return would have been lower.
(i)Represents the total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses.
(j)For the six months ended March 31, 2006 (unaudited).
(k)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, expenses would have been higher. See Note 4.
* The financial information prior to September 30, 2004 reflects the financial information for the CDC Nvest High Income Fund's Class C shares which were reorganized into Class C shares of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.
** The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class A, Class B, Class C, and Class Y shares which were reorganized into Class A, Class B, Class C, and Class Y shares, respectively, of the Loomis Sayles Limited Term Government and Agency Fund, effective
   September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

For a share outstanding throughout each period.

                                                 Income (loss) from investment operations:        Less distributions:
                                                 -----------------------------------------    ---------------------------

                                   Net asset
                                    value,                                                      Dividends
                                   beginning        Net         Net realized    Total from         from
                                      of         investment    and unrealized   investment    net investment     Total
                                    period         income       gain (loss)     operations        income     distributions
                                   ----------    ----------    --------------   ----------    -------------- -------------
MASSACHUSETTS TAX FREE INCOME FUND
   Class A
  3/31/2006(g)                     $    16.62    $     0.31      $    (0.17)    $     0.14      $    (0.31)   $    (0.31)
  9/30/2005                             16.58          0.60            0.04           0.64           (0.60)        (0.60)
  9/30/2004                             16.41          0.61            0.17           0.78           (0.61)        (0.61)
  9/30/2003(f)                          16.40          0.49            0.01           0.50           (0.49)        (0.49)
  12/31/2002                            15.82          0.67            0.59           1.26           (0.68)        (0.68)
  12/31/2001(d)                         16.06          0.75           (0.24)          0.51           (0.75)        (0.75)
  12/31/2000                            15.48          0.82            0.57           1.39           (0.81)        (0.81)
   Class B
  3/31/2006(g)                          16.58          0.25           (0.17)          0.08           (0.25)        (0.25)
  9/30/2005                             16.54          0.46            0.05           0.51           (0.47)        (0.47)
  9/30/2004                             16.37          0.49            0.18           0.67           (0.50)        (0.50)
  9/30/2003(f)                          16.36          0.41            0.01           0.42           (0.41)        (0.41)
  12/31/2002                            15.78          0.57            0.58           1.15           (0.57)        (0.57)
  12/31/2001(d)                         16.03          0.64           (0.24)          0.40           (0.65)        (0.65)
  12/31/2000                            15.45          0.71            0.58           1.29           (0.71)        (0.71)
MUNICIPAL INCOME FUND
   Class A
  3/31/2006(g)                     $     7.48    $     0.14      $    (0.07)    $     0.07      $    (0.14)   $    (0.14)
  9/30/2005                              7.47          0.28            0.01           0.29           (0.28)        (0.28)
  9/30/2004                              7.41          0.29            0.06           0.35           (0.29)        (0.29)
  9/30/2003(f)                           7.43          0.23           (0.02)          0.21           (0.23)        (0.23)
  12/31/2002                             7.25          0.34            0.18           0.52           (0.34)        (0.34)
  12/31/2001(d)                          7.39          0.36           (0.14)          0.22           (0.36)        (0.36)
  12/31/2000                             7.17          0.40            0.21           0.61           (0.39)        (0.39)
   Class B
  3/31/2006(g)                           7.49          0.11           (0.07)          0.04           (0.11)        (0.11)
  9/30/2005                              7.48          0.22            0.01           0.23           (0.22)        (0.22)
  9/30/2004                              7.41          0.24            0.07           0.31           (0.24)        (0.24)
  9/30/2003(f)                           7.44          0.19           (0.03)          0.16           (0.19)        (0.19)
  12/31/2002                             7.25          0.29            0.19           0.48           (0.29)        (0.29)
  12/31/2001(d)                          7.39          0.31           (0.14)          0.17           (0.31)        (0.31)
  12/31/2000                             7.17          0.35            0.21           0.56           (0.34)        (0.34)


(a)A sales charge for Class A shares and a contingent deferred sales charge for Class B shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)Computed on an annualized basis for periods less than one year.
(c)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses.
(d)As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on debt securities. The effect of this change for the year ended December 31, 2001, for Massachusetts Tax Free Income Fund was to increase the ratio of net investment income to average net assets from 4.66% to 4.67% for Class A and from 4.02% to 4.03% for Class B shares. For Municipal Income Fund, the effect of this change was to increase net investment income per share by $0.01 and to decrease net realized and unrealized gains and losses per share by $0.01 for Class A shares and Class B shares and increase the ratio of net investment income to average net assets from 4.84% to 4.89% for Class A shares and from 4.09% to 4.14% for Class B shares. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                See accompanying notes to financial statements.

                                           Ratios to average net assets:
                                      ----------------------------------------

Net asset               Net assets,
 value,       Total       end of         Gross         Net      Net investment Portfolio
 end of      return       period        Expenses     Expenses       income     turnover
 period      (%) (a)      (000's)       (%) (b)      (%) (b)       (%) (b)     rate (%)
---------- ---------    -----------   ---------    ---------    -------------- ---------
$    16.45       0.9(e) $   73,295         1.17(c)      1.08(h)        3.77            0
     16.62       3.9(e)     77,018         1.22(c)      1.22(h)        3.59            5
     16.58       4.9        81,427         1.33          N/A           3.74           21
     16.41       3.1        86,368         1.38          N/A           3.99            9
     16.40       8.1        92,053         1.34          N/A           4.19           33
     15.82       3.2(e)     89,376         1.35(c)      1.33(h)        4.67           60
     16.06       9.3(e)     91,785         1.39(c)      1.13(h)        5.24           68
     16.41       0.5(e)      2,905         1.91(c)      1.83(h)        3.02            0
     16.58       3.1(e)      3,207         1.97(c)      1.97(h)        2.84            5
     16.54       4.2         4,435         2.00          N/A           3.08           21
     16.37       2.6         6,185         2.03          N/A           3.34            9
     16.36       7.4         6,742         1.99          N/A           3.54           33
     15.78       2.5(e)      8,313         2.00(c)      1.98(h)        4.03           60
     16.03       8.6(e)      8,715         2.04(c)      1.78(h)        4.59           68
$     7.41       0.9(e) $   96,463         1.04(c)      1.00(h)        3.76            4
      7.48       3.9       102,255         1.07          N/A           3.65           29
      7.47       4.9       111,801         1.11          N/A           4.00           35
      7.41       2.9       126,906         1.10          N/A           4.14           42
      7.43       7.3       133,005         1.06          N/A           4.67           33
      7.25       3.0       137,852         1.07          N/A           4.89           80
      7.39       8.8       142,539         0.95          N/A           5.39          156
      7.42       0.6(e)      6,448         1.79(c)      1.75(h)        3.01            4
      7.49       3.1         7,610         1.82          N/A           2.90           29
      7.48       4.2         9,087         1.86          N/A           3.25           35
      7.41       2.2        10,884         1.85          N/A           3.39           42
      7.44       6.7        12,326         1.81          N/A           3.92           33
      7.25       2.2        14,549         1.82          N/A           4.14           80
      7.39       8.0        14,520         1.70          N/A           4.64          156


(e)Had certain expenses not been reduced during the period, total returns would have been lower.
(f)For the nine months ended September 30, 2003.
(g)For the six months ended March 31, 2006 (unaudited).
(h)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, expenses would have been higher. See Note 4.

For a share outstanding throughout each period.

                                  Income (loss) from investment operations:       Less distributions:
                                  ----------------------------------------    ---------------------------

                       Net asset
                        value,                                                  Dividends
                       beginning     Net         Net realized   Total from         from
                          of      investment    and unrealized  investment    net investment     Total      Redemption
                        period    income (c)     gain (loss)    operations        income     distributions     fee
                       ---------- ----------    --------------  ----------    -------------- ------------- ----------
STRATEGIC INCOME FUND*
   Class A
  3/31/2006(i)         $    14.17 $     0.34      $     0.17    $     0.51      $    (0.43)   $    (0.43)  $     0.00(g)
  9/30/2005                 13.57       0.66            0.70          1.36           (0.76)        (0.76)        0.00(g)
  9/30/2004                 12.57       0.75            1.11          1.86           (0.86)        (0.86)        0.00(g)
  9/30/2003(d)              10.72       0.57            1.93          2.50           (0.65)        (0.65)          --
  12/31/2002                 9.88       0.75            0.72          1.47           (0.63)        (0.63)          --
  12/31/2001(f)             10.80       0.91           (0.92)        (0.01)          (0.91)        (0.91)          --
  12/31/2000                11.65       0.99           (0.91)         0.08           (0.93)        (0.93)          --
   Class B
  3/31/2006(i)              14.22       0.29            0.16          0.45           (0.37)        (0.37)        0.00(g)
  9/30/2005                 13.60       0.56            0.71          1.27           (0.65)        (0.65)        0.00(g)
  9/30/2004                 12.59       0.65            1.10          1.75           (0.74)        (0.74)        0.00(g)
  9/30/2003(d)              10.71       0.51            1.92          2.43           (0.55)        (0.55)          --
  12/31/2002                 9.88       0.67            0.73          1.40           (0.57)        (0.57)          --
  12/31/2001(f)             10.79       0.83           (0.90)        (0.07)          (0.84)        (0.84)          --
  12/31/2000                11.65       0.90           (0.91)        (0.01)          (0.85)        (0.85)          --
   Class C
  3/31/2006(i)              14.22       0.29            0.16          0.45           (0.37)        (0.37)        0.00(g)
  9/30/2005                 13.60       0.55            0.72          1.27           (0.65)        (0.65)        0.00(g)
  9/30/2004                 12.58       0.64            1.11          1.75           (0.73)        (0.73)        0.00(g)
  9/30/2003(d)              10.70       0.50            1.93          2.43           (0.55)        (0.55)          --
  12/31/2002                 9.87       0.67            0.73          1.40           (0.57)        (0.57)          --
  12/31/2001(f)             10.78       0.83           (0.91)        (0.08)          (0.83)        (0.83)          --
  12/31/2000                11.64       0.90           (0.91)        (0.01)          (0.85)        (0.85)          --
   Class Y
  3/31/2006(i)              14.17       0.36            0.17          0.53           (0.45)        (0.45)        0.00(g)
  9/30/2005                 13.57       0.70            0.70          1.40           (0.80)        (0.80)        0.00(g)
  9/30/2004                 12.58       0.78            1.11          1.89           (0.90)        (0.90)        0.00(g)
  9/30/2003(d)              10.74       0.60            1.93          2.53           (0.69)        (0.69)          --
  12/31/2002                 9.90       0.80            0.71          1.51           (0.67)        (0.67)          --
  12/31/2001(f)             10.81       0.94           (0.92)         0.02           (0.93)        (0.93)          --
  12/31/2000                11.65       0.96           (0.84)         0.12           (0.96)        (0.96)          --


(a)A sales charge for Class A and Class C (prior to February 1, 2004) shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods of less than one year are not annualized.
(b)Computed on an annualized basis for period less than one year.
(c)Per share net investment income has been calculated using the average shares outstanding during the period.
(d)For the nine months ended September 30, 2003.
(e)Had certain expenses not been reduced during the period, total return would have been lower.
(f)As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. There was no effect on net investment income per share, however, the effect of this change was to decrease the ratio of net investment income to average net assets from 8.78% to 8.77% for Class A, 8.03% to 8.02% for Class B and 8.04% to 8.02% for Class C. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                See accompanying notes to financial statements.

                                         Ratios to average net assets:
                                    ----------------------------------------

Net asset               Net assets,
 value,       Total       end of       Gross         Net      Net investment Portfolio
 end of      return       period      Expenses     Expenses       income     turnover
 period      (%) (a)      (000's)     (%) (b)      (%) (b)       (%) (b)     rate (%)
---------- ---------    ----------- ---------    ---------    -------------- ---------
$    14.25       3.7    $1,633,690       1.04          N/A           4.84            7
     14.17      10.2       977,198       1.18          N/A           4.71           14
     13.57      15.2       343,586       1.23          N/A           5.66           28
     12.57      23.7(e)    140,576       1.31(h)      1.28(j)        6.49           27
     10.72      15.5        92,303       1.33          N/A           7.38           30
      9.88      (0.1)       94,156       1.31          N/A           8.77           10
     10.80       0.7       116,986       1.24          N/A           8.73           13
     14.30       3.3       152,988       1.79          N/A           4.11            7
     14.22       9.5       144,081       1.93          N/A           3.98           14
     13.60      14.3       128,714       1.98          N/A           4.91           28
     12.59      23.0(e)    118,217       2.06(h)      2.03(j)        5.73           27
     10.71      14.6        98,501       2.08          N/A           6.63           30
      9.88      (0.8)      102,159       2.06          N/A           8.02           10
     10.79      (0.2)      120,200       1.99          N/A           7.98           13
     14.30       3.2     1,146,215       1.79          N/A           4.07            7
     14.22       9.5       765,200       1.93          N/A           3.93           14
     13.60      14.3       255,705       1.98          N/A           4.87           28
     12.58      23.0(e)     66,394       2.06(h)      2.03(j)        5.73           27
     10.70      14.7        27,727       2.08          N/A           6.63           30
      9.87      (0.8)       28,925       2.06          N/A           8.02           10
     10.78      (0.2)       37,208       1.99          N/A           7.98           13
     14.25       3.8       131,281       0.79          N/A           5.10            7
     14.17      10.5        50,369       0.91          N/A           4.98           14
     13.57      15.5(e)     10,833       1.08(h)      1.00(j)        5.93           28
     12.58      24.0         2,193       0.97          N/A           6.83           27
     10.74      15.9         1,039       0.94          N/A           7.77           30
      9.90       0.3           445       0.93          N/A           9.10           10
     10.81       1.0           335       0.90          N/A           9.07           13



(g)Amount rounds to less than $0.01.
(h)Represents total expenses prior to advisory fee waiver and/or reimbursement of a portion of the Fund's expenses.
(i)For the six months ended March 31, 2006 (unaudited).
(j)The investment adviser agreed to reimburse a portion of the Fund's expenses and/or waive its management fee during the period. Without this reimbursement/waiver, expenses would have been higher. See Note 4.
* The financial information for periods prior to September 30, 2004 reflects the financial information for CDC Nvest Strategic Income Fund's Class A Class B, Class C and Class Y shares, which were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

                         NOTES TO FINANCIAL STATEMENTS

March 31, 2006 (Unaudited)

1. Organization. IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II and Loomis Sayles Funds II (the "Trusts" and each a "Trust") are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and, collectively, the "Funds"). Information presented in these financial statements pertains to certain fixed income Funds of the Trusts; the financial statements of the other Funds of the Trusts are presented in separate reports. The following Funds are included in this report:

IXIS Advisor Funds Trust I:
Loomis Sayles Core Plus Bond Fund (the "Core Plus Bond Fund")

IXIS Advisor Funds Trust II:
Loomis Sayles Massachusetts Tax Free Income Fund (the "Massachusetts Tax Free Income Fund")

Loomis Sayles Funds II:
Loomis Sayles High Income Fund (the "High Income Fund")
Loomis Sayles Limited Term Government and Agency Fund (the "Limited Term Government and Agency Fund")
Loomis Sayles Municipal Income Fund (the "Municipal Income Fund")
Loomis Sayles Strategic Income Fund (the "Strategic Income Fund")

Core Plus Bond Fund, Limited Term Government and Agency Fund and Strategic Income Fund each offer Class A, Class B, Class C and Class Y shares. High Income Fund offers Class A, Class B, and Class C shares. Massachusetts Tax Free Income Fund and Municipal Income Fund each offer Class A and Class B shares. Class A shares of all Funds except Limited Term Government and Agency Fund and Massachusetts Tax Free Income Fund are sold with a maximum front end sales charge of 4.50%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front end sales charge of 3.00% and Class A shares of Massachusetts Tax Free Income Fund are sold with a maximum front end sales charge of 4.25%. Class B shares do not pay a front end sales charge, but pay higher ongoing Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front end sales charge, do not convert to any other class of shares and pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a CDSC or Rule 12b-1 fees. They are generally intended for institutional investors with a minimum initial investment of $1,000,000, though some categories of investors are excepted from the minimum investment amount.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which cannot be directly attributed are generally apportioned based on the relative net assets of each of the funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for those Funds that offer Class Y shares, transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Funds by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Equity securities, including closed-end investment companies, for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Funds by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking NOCP, at the most recent bid quotation on the NASDAQ National Market. Securities traded on foreign exchanges are valued at the market price on the non-U.S. exchange, unless a Fund believes that an occurrence after the closing of that exchange will materially affect a security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time a Fund's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser, pursuant to the procedures approved by the Board of Trustees.

Certain securities held by High Income Fund and Strategic Income Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

March 31, 2006 (Unaudited)


b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon thereafter as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income and non-class specific expenses are allocated on a pro rata basis to each class based on the relative value of settled shares of each class to the total for the Fund. Realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets for the Fund.

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal period, resulting from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Each Fund (except Massachusetts Tax Free Income Fund and Municipal Income Fund) may purchase investments of foreign issuers. Investing in securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign issuers may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

e. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydowns on mortgage-backed securities and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees' fees, defaulted bond income accruals, premium amortization accruals, market discounts, capital loss carryforwards, and wash sales. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

Tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended
September 30, 2005 is as follows:

                                             2005 Distributions Paid From:
   -                                         -----------------------------
                                                        Exempt
                                            Ordinary   Interest
   Fund                                      Income    Dividends     Total
   ----                                      ------    ---------     -----
   Core Plus Bond Fund                     $12,086,457 $       -- $12,086,457
   High Income Fund                          2,726,377         --   2,726,377
   Limited Term Government and Agency Fund   4,220,222         --   4,220,222
   Massachusetts Tax Free Income Fund           11,120  2,925,084   2,936,204
   Municipal Income Fund                       105,537  4,119,671   4,225,208
   Strategic Income Fund                    61,057,464         --  61,057,464

March 31, 2006 (Unaudited)


As of September 30, 2005, capital loss carryforwards and post-October losses were as follows:

                                                               Limited Term  Massachusetts
                                    Core Plus       High      Government and   Tax Free     Municipal    Strategic
                                    Bond Fund    Income Fund   Agency Fund    Income Fund  Income Fund  Income Fund
-                                   ---------    -----------   -----------    -----------  -----------  -----------
Capital loss carryforward:
   Expires September 30, 2007     $         --  $         --   $ (9,755,614)  $(1,149,888)  $(564,858) $         --
   Expires September 30, 2008               --   (13,289,736)    (4,165,768)     (116,500)         --            --
   Expires September 30, 2009               --   (43,374,721)    (4,128,091)           --          --   (10,758,584)
   Expires September 30, 2010      (20,960,955)  (26,826,634)      (663,109)   (1,003,440)         --   (21,770,312)
   Expires September 30, 2011               --            --       (425,323)           --          --    (7,096,274)
   Expires September 30, 2012               --            --       (193,904)           --    (138,879)           --
   Expires September 30, 2013               --            --             --      (154,156)         --            --
                                  ------------  ------------   ------------   -----------   ---------  ------------
Total capital loss carryforward    (20,960,955)  (83,491,091)   (19,331,809)   (2,423,984)   (703,737)  (39,625,170)
Deferred net capital losses (post
  October)                                  --            --     (5,436,058)           --          --            --

f. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

g. Securities Lending. Each Fund has entered into an agreement with State Street Bank ("SSB"), as an agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and SSB as lending agent. The Funds bear the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at March 31, 2006 were as follows:

                                          Market Value of   Value of Collateral
 Fund                                    Securities on Loan      Received
 ----                                    ------------------ -------------------
 Core Plus Bond Fund                        $ 35,274,100       $ 35,959,987
 High Income Fund                              5,349,582          5,449,209
 Limited Term Government and Agency Fund      36,996,242         37,732,576
 Strategic Income Fund                       516,322,518        526,836,696

h. Delayed Delivery Commitments. Each Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

i. Indemnifications. Under the Funds' organizational documents, their officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

March 31, 2006 (Unaudited)


3. Purchases and Sales of Securities. For the six months ended March 31, 2006, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

                                        U.S. Government/Agency       Other Securities
-                                       ----------------------       ----------------
Fund                                     Purchases     Sales      Purchases       Sales
----                                     ---------     -----      ---------       -----
Core Plus Bond Fund                     $50,903,153 $56,710,238 $   46,895,884 $ 63,506,958
High Income Fund                            349,964      23,913      9,392,957   13,745,699
Limited Term Government and Agency Fund  23,948,431  43,491,169      3,719,237      807,872
Massachusetts Tax Free Income Fund               --          --             --    3,117,620
Municipal Income Fund                            --          --      4,207,189   10,118,324
Strategic Income Fund                     5,780,704  64,265,852  1,240,500,430  102,351,200

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. Loomis, Sayles & Company, L.P. ("Loomis Sayles") serves as the investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                             Percentage of Average Daily Net Assets
-                                       -------------------------------------------------
                                           First         Next         Next        Over
Fund                                    $100 million $100 million $1.8 billion $2 billion
----                                    ------------ ------------ ------------ ----------
Core Plus Bond Fund                       0.2500%      0.1875%      0.1875%     0.1875%
High Income Fund                          0.6000%      0.6000%      0.6000%     0.6000%
Limited Term Government and Agency Fund   0.5000%      0.5000%      0.5000%     0.5000%
Massachusetts Tax Free Income Fund        0.3000%      0.2500%      0.2500%     0.2500%
Municipal Income Fund                     0.5000%      0.3750%      0.3750%     0.3750%
Strategic Income Fund                     0.6500%      0.6500%      0.6000%     0.5500%

IXIS Asset Management Advisors, L.P. ("IXIS Advisors"), serves as the advisory administrator to Core Plus Bond Fund and Massachusetts Tax Free Income Fund. Under the terms of the advisory administration agreements, each Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

                                             Percentage of Average Daily Net Assets
          -                                  -------------------------------------
                                                First                Over
          Fund                               $100 million        $100 million
          ----                               ------------        ------------
          Core Plus Bond Fund                   0.2500%             0.1875%
          Massachusetts Tax Free Income Fund    0.3000%             0.2500%

Loomis Sayles has given binding undertakings to the Funds to defer its management fees and/or reimburse certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until January 31, 2007 and will be reevaluated on an annual basis. At March 31, 2006, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

                                            Expense Limit as a Percentage of Average Daily Net Assets
    -                                       --------------------------------------------------------
    Fund                                    Class A        Class B        Class C       Class Y
    ----                                    -------        -------        -------       -------
    Core Plus Bond Fund                      1.05%          1.80%          1.80%         0.80%
    High Income Fund                         1.25%          2.00%          2.00%           --
    Limited Term Government and Agency Fund  1.00%          1.75%          1.75%         0.75%
    Massachusetts Tax Free Income Fund       0.95%          1.70%            --            --
    Municipal Income Fund                    0.95%          1.70%            --            --
    Strategic Income Fund                    1.25%          2.00%          2.00%         1.00%

March 31, 2006 (Unaudited)


Prior to February 1, 2006, the expense limits as a percentage of average daily net assets were as follows:

    Fund                                    Class A Class B Class C Class Y
    ----                                    ------- ------- ------- -------
    Core Plus Bond Fund                      1.05%   1.80%   1.80%   0.80%
    High Income Fund                         1.45%   2.20%   2.20%     --
    Limited Term Government and Agency Fund    --      --      --      --
    Massachusetts Tax Free Income Fund       1.15%   1.90%     --      --
    Municipal Income Fund                      --      --      --      --
    Strategic Income Fund                    1.25%   2.00%   2.00%   1.00%

Expense limits account for advisory administration fees payable to IXIS Advisors. Loomis Sayles and IXIS Advisors have agreed to equally bear the fee waiver and/or expense reimbursement.

For the six months ended March 31, 2006, the management fees for each Fund were as follows:

                                                                         Percentage of
                                                                            Average
                                          Gross    Waiver of     Net     Daily Net Assets
                                        Management Management Management ----------------
Fund                                       Fee        Fee        Fee     Gross     Net
----                                    ---------- ---------- ---------- -----     ---
Core Plus Bond Fund                     $  254,195  $    --   $  254,195 0.214%   0.214%
High Income Fund                           118,748       --      118,748 0.600%   0.600%
Limited Term Government and Agency Fund    385,655       --      385,655 0.500%   0.500%
Massachusetts Tax Free Income Fund         116,516   (2,377)     114,139 0.300%   0.294%
Municipal Income Fund                      261,831       --      261,831 0.492%   0.492%
Strategic Income Fund                    7,089,530       --    7,089,530 0.596%   0.596%

For the six months ended March 31, 2006, the advisory administration fees for each Fund were as follows:

                                                                                Percentage of
                                                    Waiver of                      Average
                                      Advisory       Advisory     Net Advisory  Daily Net Assets
                                   Administration Administration Administration ----------------
Fund                                    Fee            Fee            Fee       Gross     Net
----                               -------------- -------------- -------------- -----     ---
Core Plus Bond Fund                   $254,194       $    --        $254,194    0.214%   0.214%
Massachusetts Tax Free Income Fund     116,515        (2,376)        114,139    0.300%   0.294%

For the six months ended March 31, 2006, in addition to the waiver of management fees and/or advisory administration fees, expenses have been reimbursed as follows:

             Fund                                    Reimbursement
             ----                                    -------------
             Core Plus Bond Fund                       $128,158
             High Income Fund                            38,317
             Limited Term Government and Agency Fund     50,980
             Massachusetts Tax Free Income Fund          27,187
             Municipal Income Fund                       25,888

Loomis Sayles and IXIS Advisors are permitted to recover expenses borne (whether through reduction of the management fee or otherwise) in later periods to the extent the Funds' expenses fall below the expense limits, provided, however, that the Funds are not obligated to pay such deferred fees more than one year after the end of the fiscal year in which the fee was deferred.

March 31, 2006 (Unaudited)


At March 31, 2006, the amount subject to possible reimbursement under the expense limitation agreements were as follows:

                                          Expenses Subject   Expenses Subject
                                            to Possible        to Possible
                                           Reimbursement      Reimbursement
                                               until              until
 Fund                                    September 30, 2006 September 30, 2007
 ----                                    ------------------ ------------------
 Core Plus Bond Fund                          $154,449           $128,158
 High Income Fund                               61,643             38,317
 Limited Term Government and Agency Fund            --             50,980
 Massachusetts Tax Free Income Fund              3,589             31,940
 Municipal Income Fund                              --             25,888

Loomis Sayles and IXIS Advisors are wholly-owned subsidiaries of IXIS Asset Management US Group, L.P. ("IXIS US Group") (formerly IXIS Asset Management North America, L.P.), which is part of IXIS Asset Management Group, an international asset management group based in Paris, France. IXIS Asset Management Group is ultimately owned principally, directly or indirectly by three large affiliated French financial services entities: the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC (as defined below) and by French regional savings banks known as the Caisses d'Epargne; the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; and CNP Assurances, a large French life insurance company. Certain officers and directors of Loomis Sayles and IXIS Advisors are also Trustees of the Funds.

Management and advisory administration fees are presented in the Statements of Operations as management fees.

b. Administrative Expense. IXIS Advisors provides certain administrative services to the Funds and has subcontracted with State Street Bank and Trust Company ("State Street Bank") to serve as subadministrator.

Pursuant to an agreement among IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III, IXIS Advisor Funds Trust IV and IXIS Advisor Cash Management Trust ("IXIS Advisor Funds Trusts"), Loomis Sayles Funds I, Loomis Sayles Funds II ("Loomis Sayles Funds Trusts") and IXIS Advisors, each Fund pays IXIS Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0675% of the first $5 billion of the average daily net assets of the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, 0.0625% of the next $5 billion, and 0.0500% of such assets in excess of $10 billion, subject to an annual aggregate minimum fee for the IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts of $5 million.

For the six months ended March 31, 2006, amounts paid to IXIS Advisors for administrative fees were as follows:

                                                     Administrative
             Fund                                         Fees
             ----                                    --------------
             Core Plus Bond Fund                        $ 80,049
             High Income Fund                             12,796
             Limited Term Government and Agency Fund      52,755
             Massachusetts Tax Free Income Fund           25,305
             Municipal Income Fund                        34,971
             Strategic Income Fund                       710,103

c. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays IXIS Asset Management Distributors, L.P. ("IXIS Distributors"), the Fund's distributor (a wholly-owned subsidiary of IXIS US Group), a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, each Fund pays IXIS Distributors a monthly service fee at an annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

March 31, 2006 (Unaudited)


Also under the Class B and Class C Plans, each Fund pays IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by IXIS Distributors in connection with the marketing or sale of Class B and Class C shares.

For the six months ended March 31, 2006, the Funds paid the following service and distribution fees:

                                                 Service Fee            Distribution Fee
-                                       ------------------------------ -------------------
Fund                                     Class A   Class B   Class C   Class B   Class C
----                                     -------   -------   -------   -------   -------
Core Plus Bond Fund                     $  123,416 $155,716 $    7,298 $467,146 $   21,892
High Income Fund                            32,213   13,004      4,261   39,013     12,782
Limited Term Government and Agency Fund    166,157   16,838      6,668   50,513     20,003
Massachusetts Tax Free Income Fund          93,322    3,774         --   11,323         --
Municipal Income Fund                      124,337    8,664         --   25,992         --
Strategic Income Fund                    1,554,184  182,473  1,145,947  547,420  3,437,841

d. Commissions. The Funds have been informed that commissions (including CDSC) on Fund shares paid to IXIS Distributors by investors in shares of the Funds during the six months ended March 31, 2006 were as follows:

               Fund                                    Commission
               ----                                    ----------
               Core Plus Bond Fund                     $   49,634
               High Income Fund                            21,097
               Limited Term Government and Agency Fund     38,358
               Massachusetts Tax Free Income Fund          13,735
               Municipal Income Fund                       33,363
               Strategic Income Fund                    2,705,704

e. Trustees Fees and Expenses. The Funds do not pay any compensation directly to its officers or Trustees who are directors, officers or employees of IXIS Advisors, IXIS Distributors, IXIS US Group, Loomis Sayles or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $200,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $55,000. Each independent Trustee also receives a meeting attendance fee of $6,000 for each meeting of the Board of Trustees that he or she attends in person and $3,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $10,000. Each committee member receives $4,000 or $5,000 for each Contract and Governance or Audit Committee meeting, respectively, that he or she attends in person and $2,000 or $2,500 for each Contract and Governance or Audit Committee meeting, respectively, that he or she attends telephonically. These fees are allocated among the funds in the Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to November 18, 2005, the Trusts had co-chairmen of the Board. Prior to October 1, 2005, each independent Trustee received, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees that he or she attended. The co-chairmen of the Board each received an additional annual retainer of $25,000. Each committee chairman received an additional retainer fee at the annual rate of $7,000. Each committee member received $3,750 for each committee meeting that he or she attended. In addition, during the period October 1, 2005 to November 18, 2005, each co-chairman received an additional one-time payment of $25,000 as compensation for their services as chairmen.

Prior to January 1, 2006, each committee member was compensated $4,000 for each Audit Committee meeting that he or she attended in person and $2,000 for each such meeting he or she attended telephonically.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated fund or certain other funds of the Trusts on the normal payment date. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Additionally, the Board of Trustees has approved the use of the Funds' assets to pay their portion of the annual salary for 2005 of an employee of IXIS Advisors who supports the Funds' Chief Compliance Officer. For the period from October 1, 2005 to December 31, 2005, each Fund's portion of such expense was approximately $575.

March 31, 2006 (Unaudited)


f. Redemption Fees. Shareholders of Class A shares of Core Plus Bond Fund, High Income Fund and Strategic Income Fund and shareholders of Class Y shares of Core Plus Bond Fund and Strategic Income Fund will be charged a 2% redemption fee if they redeem, including redeeming by exchange, Class A shares and Class Y shares within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs of the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund. The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if a shareholder acquired shares on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange. These fees are accounted for as an addition to paid-in capital and are presented on the Statements of Changes in Net Assets.

5. Line of Credit. High Income Fund and Strategic Income Fund, together with certain other funds of IXIS Advisor Funds Trusts and Loomis Sayles Funds Trusts, participate in a $75,000,000 committed line of credit provided by State Street Bank. Interest is charged to a Fund based on its borrowing at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a Fund is charged its pro rata portion of a facility fee equal to 0.09% per annum on the unused portion of the line of credit. There were no borrowings by High Income Fund and Strategic Income Fund during the six months ended March 31, 2006.

6. Concentration of Credit. Massachusetts Tax Free Income Fund primarily invests in debt obligations issued by the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of Massachusetts municipal securities to meet their financial obligations. At March 31, 2006, the Fund had the following concentrations by revenue source in excess of 10% as a percentage of the Fund's net assets: Colleges and Universities 32.1%. The Fund had investments in securities of issuers insured by American Municipal Bond Assurance Corporation (AMBAC), Financial Guaranty Insurance Company (FGIC), and Municipal Bond Investors Assurance Corporation (MBIA) which aggregated 15.1%, 7.8%, and 7.2% of its net assets, respectively, at March 31, 2006.

At March 31, 2006, Municipal Income Fund had more than 10% of its net assets invested in the following: New York 18.7%. Certain revenue or tax related events in a state may impair the ability of issuers of municipal securities to pay principal and interest on their obligations.

7. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

                                                                            Six Months Ended             Year Ended
                                                                             March 31, 2006          September 30, 2005
                                                                        ------------------------  ------------------------
Core Plus Bond Fund                                                       Shares       Amount       Shares       Amount
---------------------------------------------------------------------   ----------  ------------  ----------  ------------
Class A:
   Shares sold                                                             662,874  $  7,436,747   1,388,801  $ 16,079,888
   Shares issued in connection with the reinvestment of distributions      235,172     2,630,947     374,646     4,342,323
                                                                        ----------  ------------  ----------  ------------
                                                                           898,046    10,067,694   1,763,447    20,422,211
   Shares repurchased                                                   (1,537,552)  (17,271,472) (2,814,749)  (32,644,448)
                                                                        ----------  ------------  ----------  ------------
   Net increase (decrease)                                                (639,506) $ (7,203,778) (1,051,302) $(12,222,237)
                                                                        ----------  ------------  ----------  ------------
Class B:
   Shares sold                                                           1,308,554  $ 14,704,827   3,051,314  $ 35,378,116
   Shares issued in connection with the reinvestment of distributions       83,478       934,445     138,384     1,605,875
                                                                        ----------  ------------  ----------  ------------
                                                                         1,392,032    15,639,272   3,189,698    36,983,991
   Shares repurchased                                                   (2,421,024)  (27,211,613) (4,304,577)  (49,860,073)
                                                                        ----------  ------------  ----------  ------------
   Net increase (decrease)                                              (1,028,992) $(11,572,341) (1,114,879) $(12,876,082)
                                                                        ----------  ------------  ----------  ------------
Class C:
   Shares sold                                                              60,131  $    675,842     117,915  $  1,367,189
   Shares issued in connection with the reinvestment of distributions        8,524        95,483      12,453       144,537
                                                                        ----------  ------------  ----------  ------------
                                                                            68,655       771,325     130,368     1,511,726
   Shares repurchased                                                      (77,543)     (873,751)   (125,755)   (1,458,081)
                                                                        ----------  ------------  ----------  ------------
   Net increase (decrease)                                                  (8,888) $   (102,426)      4,613  $     53,645
                                                                        ----------  ------------  ----------  ------------
Class Y:
   Shares sold                                                              96,424  $  1,087,257     294,003  $  3,417,059
   Shares issued in connection with the reinvestment of distributions       23,071       259,271      36,213       421,543
                                                                        ----------  ------------  ----------  ------------
                                                                           119,495     1,346,528     330,216     3,838,602
   Shares repurchased                                                     (166,129)   (1,869,826)   (471,320)   (5,465,958)
                                                                        ----------  ------------  ----------  ------------
   Net increase (decrease)                                                 (46,634) $   (523,298)   (141,104) $ (1,627,356)
                                                                        ----------  ------------  ----------  ------------
   Increase (decrease) from capital share transactions                  (1,724,020) $(19,401,843) (2,302,672) $(26,672,030)
                                                                        ==========  ============  ==========  ============

March 31, 2006 (Unaudited)


7. Capital Shares (continued).

                                                                           Six Months Ended            Year Ended
                                                                            March 31, 2006         September 30, 2005
                                                                        ----------------------  -----------------------
High Income Fund                                                          Shares      Amount      Shares       Amount
---------------------------------------------------------------------   ---------  -----------  ----------  -----------
Class A:
   Shares sold                                                            605,420  $ 3,025,519   1,843,627  $ 9,144,401
   Shares issued in connection with the reinvestment of distributions     111,875      559,989     201,974    1,002,839
                                                                        ---------  -----------  ----------  -----------
                                                                          717,295    3,585,508   2,045,601   10,147,240
   Shares repurchased                                                    (663,525)  (3,307,299) (1,968,099)  (9,761,214)
                                                                        ---------  -----------  ----------  -----------
   Net increase (decrease)                                                 53,770  $   278,209      77,502  $   386,026
                                                                        ---------  -----------  ----------  -----------
Class B:
   Shares sold                                                             68,839  $   346,913     127,125  $   632,910
   Shares issued in connection with the reinvestment of distributions      28,231      141,076      79,627      395,537
                                                                        ---------  -----------  ----------  -----------
                                                                           97,070      487,989     206,752    1,028,447
   Shares repurchased                                                    (688,952)  (3,438,575) (1,513,258)  (7,517,536)
                                                                        ---------  -----------  ----------  -----------
   Net increase (decrease)                                               (591,882) $(2,950,586) (1,306,506) $(6,489,089)
                                                                        ---------  -----------  ----------  -----------
Class C:
   Shares sold                                                             52,832  $   268,151     304,056  $ 1,494,195
   Shares issued in connection with the reinvestment of distributions       8,459       42,305      17,043       84,652
                                                                        ---------  -----------  ----------  -----------
                                                                           61,291      310,456     321,099    1,578,847
   Shares repurchased                                                     (93,992)    (469,660)   (147,783)    (739,866)
                                                                        ---------  -----------  ----------  -----------
   Net increase (decrease)                                                (32,701) $  (159,204)    173,316  $   838,981
                                                                        ---------  -----------  ----------  -----------
   Increase (decrease) from capital share transactions                   (570,813) $(2,831,581) (1,055,688) $(5,264,082)
                                                                        =========  ===========  ==========  ===========

March 31, 2006 (Unaudited)


7. Capital Shares (continued).

                                                                                                  Six Months Ended
                                                                                                   March 31, 2006
                                                                                              ------------------------
Limited Term Government and Agency Fund                                                         Shares       Amount
-------------------------------------------------------------------------------------------   ----------  ------------
Class A:
   Shares sold                                                                                   288,967  $  3,245,859
   Shares issued in connection with acquisition of Loomis Sayles Government Securities Fund           --            --
   Shares issued in connection with the reinvestment of distributions                            163,664     1,800,218
                                                                                              ----------  ------------
                                                                                                 452,631     5,046,077
   Shares repurchased                                                                         (1,750,958)  (19,284,230)
                                                                                              ----------  ------------
   Net increase (decrease)                                                                    (1,298,327) $(14,238,153)
                                                                                              ----------  ------------
Class B:
   Shares sold                                                                                    48,754  $    536,041
   Shares issued in connection with acquisition of Loomis Sayles Government Securities Fund           --            --
   Shares issued in connection with the reinvestment of distributions                             15,322       168,252
                                                                                              ----------  ------------
                                                                                                  64,076       704,293
   Shares repurchased                                                                           (297,374)   (3,269,001)
                                                                                              ----------  ------------
   Net increase (decrease)                                                                      (233,298) $ (2,564,708)
                                                                                              ----------  ------------
Class C:
   Shares sold                                                                                    33,070  $    364,582
   Shares issued in connection with the reinvestment of distributions                              4,694        51,613
                                                                                              ----------  ------------
                                                                                                  37,764       416,195
   Shares repurchased                                                                           (108,247)   (1,192,886)
                                                                                              ----------  ------------
   Net increase (decrease)                                                                       (70,483) $   (776,691)
                                                                                              ----------  ------------
Class Y:
   Shares sold                                                                                     8,868  $     98,232
   Shares issued in connection with acquisition of Loomis Sayles Government Securities Fund           --            --
   Shares issued in connection with the reinvestment of distributions                              4,709        51,962
                                                                                              ----------  ------------
                                                                                                  13,577       150,194
   Shares repurchased                                                                            (28,994)     (318,959)
                                                                                              ----------  ------------
   Net increase (decrease)                                                                       (15,417) $   (168,765)
                                                                                              ----------  ------------
   Increase (decrease) from capital share transactions                                        (1,617,525) $(17,748,317)
                                                                                              ==========  ============

                                                                                                     Year Ended
                                                                                                 September 30, 2005
                                                                                              ------------------------
Limited Term Government and Agency Fund                                                         Shares       Amount
-------------------------------------------------------------------------------------------   ----------  ------------
Class A:
   Shares sold                                                                                 1,025,368  $ 11,507,822
   Shares issued in connection with acquisition of Loomis Sayles Government Securities Fund    4,449,445    49,566,819
   Shares issued in connection with the reinvestment of distributions                            223,935     2,506,659
                                                                                              ----------  ------------
                                                                                               5,698,748    63,581,300
   Shares repurchased                                                                         (2,390,415)  (26,770,920)
                                                                                              ----------  ------------
   Net increase (decrease)                                                                     3,308,333  $ 36,810,380
                                                                                              ----------  ------------
Class B:
   Shares sold                                                                                    90,600  $  1,011,141
   Shares issued in connection with acquisition of Loomis Sayles Government Securities Fund      834,917     9,275,925
   Shares issued in connection with the reinvestment of distributions                             20,684       230,974
                                                                                              ----------  ------------
                                                                                                 946,201    10,518,040
   Shares repurchased                                                                           (476,529)   (5,324,127)
                                                                                              ----------  ------------
   Net increase (decrease)                                                                       469,672  $  5,193,913
                                                                                              ----------  ------------
Class C:
   Shares sold                                                                                    67,790  $    759,450
   Shares issued in connection with the reinvestment of distributions                              7,387        82,688
                                                                                              ----------  ------------
                                                                                                  75,177       842,138
   Shares repurchased                                                                           (174,813)   (1,960,779)
                                                                                              ----------  ------------
   Net increase (decrease)                                                                       (99,636) $ (1,118,641)
                                                                                              ----------  ------------
Class Y:
   Shares sold                                                                                   206,094  $  2,316,707
   Shares issued in connection with acquisition of Loomis Sayles Government Securities Fund          356         3,981
   Shares issued in connection with the reinvestment of distributions                              5,628        63,325
                                                                                              ----------  ------------
                                                                                                 212,078     2,384,013
   Shares repurchased                                                                           (357,795)   (4,047,745)
                                                                                              ----------  ------------
   Net increase (decrease)                                                                      (145,717) $ (1,663,732)
                                                                                              ----------  ------------
   Increase (decrease) from capital share transactions                                         3,532,652  $ 39,221,920
                                                                                              ==========  ============

On March 31, 2006, one shareholder owned 7.01% of the Fund's total shares outstanding.

March 31, 2006 (Unaudited)


7. Capital Shares (continued).

                                                                            Six Months Ended            Year Ended
                                                                             March 31, 2006         September 30, 2005
                                                                        -----------------------  ------------------------
Massachusetts Tax Free Income Fund                                        Shares       Amount      Shares       Amount
---------------------------------------------------------------------   ----------  -----------  ----------  ------------
Class A:
   Shares sold                                                              73,356  $ 1,214,467     108,967  $  1,818,083
   Shares issued in connection with the reinvestment of distributions       64,113    1,059,300     124,767     2,082,631
                                                                        ----------  -----------  ----------  ------------
                                                                           137,469    2,273,767     233,734     3,900,714
   Shares repurchased                                                     (317,003)  (5,240,168)   (509,747)   (8,484,290)
                                                                        ----------  -----------  ----------  ------------
   Net increase (decrease)                                                (179,534) $(2,966,401)   (276,013) $ (4,583,576)
                                                                        ----------  -----------  ----------  ------------
Class B:
   Shares sold                                                               2,432  $    40,057       3,203  $     53,537
   Shares issued in connection with the reinvestment of distributions        1,993       32,857       4,326        72,024
                                                                        ----------  -----------  ----------  ------------
                                                                             4,425       72,914       7,529       125,561
   Shares repurchased                                                      (20,866)    (344,121)    (82,197)   (1,367,143)
                                                                        ----------  -----------  ----------  ------------
   Net increase (decrease)                                                 (16,441) $  (271,207)    (74,668) $ (1,241,582)
                                                                        ----------  -----------  ----------  ------------
   Increase (decrease) from capital share transactions                    (195,975) $(3,237,608)   (350,681) $ (5,825,158)
                                                                        ==========  ===========  ==========  ============

                                                                            Six Months Ended            Year Ended
                                                                             March 31, 2006         September 30, 2005
                                                                        -----------------------  ------------------------
Municipal Income Fund                                                     Shares       Amount      Shares       Amount
---------------------------------------------------------------------   ----------  -----------  ----------  ------------
Class A:
   Shares sold                                                             256,330  $ 1,945,444     417,124  $  3,133,149
   Shares issued in connection with the reinvestment of distributions      171,113    1,272,802     359,731     2,701,656
                                                                        ----------  -----------  ----------  ------------
                                                                           427,443    3,218,246     776,855     5,834,805
   Shares repurchased                                                   (1,080,487)  (8,046,578) (2,060,532)  (15,468,783)
                                                                        ----------  -----------  ----------  ------------
   Net increase (decrease)                                                (653,044) $(4,828,332) (1,283,677) $ (9,633,978)
                                                                        ----------  -----------  ----------  ------------
Class B:
   Shares sold                                                              37,210  $   278,169      91,090  $    683,767
   Shares issued in connection with the reinvestment of distributions        8,537       63,567      20,236       152,169
                                                                        ----------  -----------  ----------  ------------
                                                                            45,747      341,736     111,326       835,936
   Shares repurchased                                                     (192,787)  (1,434,061)   (309,437)   (2,326,615)
                                                                        ----------  -----------  ----------  ------------
   Net increase (decrease)                                                (147,040) $(1,092,325)   (198,111) $ (1,490,679)
                                                                        ----------  -----------  ----------  ------------
   Increase (decrease) from capital share transactions                    (800,084) $(5,920,657) (1,481,788) $(11,124,657)
                                                                        ==========  ===========  ==========  ============

March 31, 2006 (Unaudited)


7. Capital Shares (continued).

                                                                             Six Months Ended               Year Ended
                                                                              March 31, 2006            September 30, 2005
                                                                        --------------------------  --------------------------
Strategic Income Fund                                                     Shares        Amount        Shares        Amount
---------------------------------------------------------------------   ----------  --------------  ----------  --------------
Class A:
   Shares sold                                                          53,471,579  $  756,636,872  50,308,376  $  706,576,467
   Shares issued in connection with the reinvestment of distributions    1,780,367      25,158,828   1,468,469      20,639,715
                                                                        ----------  --------------  ----------  --------------
                                                                        55,251,946     781,795,700  51,776,845     727,216,182
   Shares repurchased                                                   (9,535,558)   (134,930,972) (8,154,982)   (114,434,654)
                                                                        ----------  --------------  ----------  --------------
   Net increase (decrease)                                              45,716,388  $  646,864,728  43,621,863  $  612,781,528
                                                                        ----------  --------------  ----------  --------------
Class B:
   Shares sold                                                           1,693,091  $   24,043,352   3,250,360  $   45,753,417
   Shares issued in connection with the reinvestment of distributions      135,922       1,925,497     252,300       3,556,640
                                                                        ----------  --------------  ----------  --------------
                                                                         1,829,013      25,968,849   3,502,660      49,310,057
   Shares repurchased                                                   (1,266,525)    (17,945,228) (2,831,055)    (39,810,800)
                                                                        ----------  --------------  ----------  --------------
   Net increase (decrease)                                                 562,488  $    8,023,621     671,605  $    9,499,257
                                                                        ----------  --------------  ----------  --------------
Class C:
   Shares sold                                                          29,653,688  $  421,041,631  37,693,843  $  531,354,799
   Shares issued in connection with the reinvestment of distributions      425,821       6,036,013     386,067       5,441,310
                                                                        ----------  --------------  ----------  --------------
                                                                        30,079,509     427,077,644  38,079,910     536,796,109
   Shares repurchased                                                   (3,746,977)    (53,157,554) (3,055,156)    (42,960,385)
                                                                        ----------  --------------  ----------  --------------
   Net increase (decrease)                                              26,332,532  $  373,920,090  35,024,754  $  493,835,724
                                                                        ----------  --------------  ----------  --------------
Class Y:
   Shares sold                                                           6,014,573  $   85,451,868   3,058,044  $   42,955,389
   Shares issued in connection with the reinvestment of distributions       27,203         384,224      30,007         421,552
                                                                        ----------  --------------  ----------  --------------
                                                                         6,041,776      85,836,092   3,088,051      43,376,941
   Shares repurchased                                                     (380,517)     (5,389,884)   (332,834)     (4,648,580)
                                                                        ----------  --------------  ----------  --------------
   Net increase (decrease)                                               5,661,259  $   80,446,208   2,755,217  $   38,728,361
                                                                        ----------  --------------  ----------  --------------
   Increase (decrease) from capital share transactions                  78,272,667  $1,109,254,647  82,073,439  $1,154,844,870
                                                                        ==========  ==============  ==========  ==============

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees.

Item 11. Controls and Procedures.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

   (a) (1) Not applicable

   (a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), as herewith as exhibit (a)(2)(1) and a(2)(2), respectively

   (a) (3) Not applicable.

   (b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of2002 are filed herewith as Exhibit (b).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           IXIS Advisor Funds Trust I

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer

                                           Date:  May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer

                                           Date:  May 24, 2006


                                           By:    /s/ Michael C. Kardok
                                                  -----------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer

                                           Date:  May 24, 2006